UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-10385

Pacific Funds
(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: March 31

Date of reporting period: April 1, 2004 – September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.

Semi-Annual Report to Shareholders of the Pacific Funds for the period ended September 30, 2004.

As of September 30, 2004

SEMI-ANNUAL REPORT

PACIFIC FUNDS

[THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL A
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.25%

PF AIM Blue Chip Fund ‘A’	51,679	$504,384
PF Goldman Sachs Short Duration Bond Fund ‘A’	337,427	3,367,522
PF Lazard International Value Fund ‘A’	43,922	513,003
PF MFS International Large-Cap Fund ‘A’	22,509	256,833
PF PIMCO Inflation Managed Fund ‘A’	131,449	1,376,270
PF PIMCO Managed Bond Fund ‘A’	257,068	2,632,372
PF Pacific Life Money Market Fund ‘A’	2,495,312	2,495,312
PF Salomon Brothers Large-Cap Value Fund ‘A’	70,448	756,608
PF Van Kampen Comstock Fund ‘A’	32,773	384,758
PF Van Kampen Mid-Cap Growth Fund ‘A’	32,413	263,522

TOTAL INVESTMENTS - 99.25% (Cost $12,524,576)		12,550,584

OTHER ASSETS & LIABILITIES, NET - 0.75%		95,428

NET ASSETS - 100.00%		$12,646,012

Note to Schedule of Investments

(a) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	58.33%
Affiliated Equity Funds	21.19%
Affiliated Money Market Fund	19.73%

99.25%
Other Assets & Liabilities, Net	0.75%

100.00%

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL B
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.02%

PF AIM Blue Chip Fund ‘A’	283,234	$2,764,362
PF Goldman Sachs Short Duration Bond Fund ‘A’	448,427	4,475,306
PF Lazard International Value Fund ‘A’	194,266	2,269,027
PF MFS International Large-Cap Fund ‘A’	99,634	1,136,828
PF PIMCO Inflation Managed Fund ‘A’	298,971	3,130,222
PF PIMCO Managed Bond Fund ‘A’	471,784	4,831,072
PF Pacific Life Money Market Fund ‘A’	3,350,464	3,350,464
PF Salomon Brothers Large-Cap Value Fund ‘A’	338,668	3,637,292
PF Van Kampen Comstock Fund ‘A’	97,994	1,150,451
PF Van Kampen Mid-Cap Growth Fund ‘A’	177,753	1,445,131

TOTAL INVESTMENTS - 99.02% (Cost $28,216,270)		28,190,155

OTHER ASSETS & LIABILITIES, NET - 0.98%		278,349

NET ASSETS - 100.00%		$28,468,504

Note to Schedule of Investments

(a) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Affiliated Fixed Income Funds	43.68%
Affiliated Equity Funds	43.57%
Affiliated Money Market Fund	11.77%

99.02%
Other Assets & Liabilities, Net	0.98%

100.00%

See Notes to Financial Statements

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL C
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 98.31%

PF AIM Blue Chip Fund ‘A’	785,871	$7,670,097
PF Goldman Sachs Short Duration Bond Fund ‘A’	766,478	7,649,454
PF Janus Growth LT Fund ‘A’	213,291	2,113,717
PF Lazard International Value Fund ‘A’	669,238	7,816,699
PF MFS International Large-Cap Fund ‘A’	436,987	4,986,016
PF PIMCO Inflation Managed Fund ‘A’	668,505	6,999,252
PF PIMCO Managed Bond Fund ‘A’	889,487	9,108,347
PF Pacific Life Money Market Fund ‘A’	2,086,346	2,086,346
PF Putnam Equity Income Fund ‘A’	198,302	2,113,897
PF Salomon Brothers Large-Cap Value Fund ‘A’	846,803	9,094,664
PF Van Kampen Comstock Fund ‘A’	243,394	2,857,446
PF Van Kampen Mid-Cap Growth Fund ‘A’	985,762	8,014,246

TOTAL INVESTMENTS - 98.31% (Cost $70,573,953)		70,510,181

OTHER ASSETS & LIABILITIES, NET - 1.69%		1,212,568

NET ASSETS - 100.00%		$71,722,749

Note to Schedule of Investments

(a) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	62.28%
Affiliated Fixed Income Funds	33.12%
Affiliated Money Market Fund	2.91%

98.31%
Other Assets & Liabilities, Net	1.69%

100.00%

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL D
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 98.75%

PF AIM Blue Chip Fund ‘A’	964,612	$9,414,609
PF AIM Aggressive Growth Fund ‘A’	174,782	1,926,100
PF Goldman Sachs Short Duration Bond Fund ‘A’	312,132	3,115,080
PF Janus Growth LT Fund ‘A’	320,435	3,175,513
PF Lazard International Value Fund ‘A’	821,133	9,590,831
PF MFS International Large-Cap Fund ‘A’	561,233	6,403,667
PF PIMCO Inflation Managed Fund ‘A’	299,003	3,130,559
PF PIMCO Managed Bond Fund ‘A’	489,843	5,015,996
PF Putnam Equity Income Fund ‘A’	237,443	2,531,144
PF Salomon Brothers Large-Cap Value Fund ‘A’	761,119	8,174,423
PF Van Kampen Comstock Fund ‘A’	272,834	3,203,075
PF Van Kampen Mid-Cap Growth Fund ‘A’	968,447	7,873,471

TOTAL INVESTMENTS - 98.75% (Cost $63,743,452)		63,554,468

OTHER ASSETS & LIABILITIES, NET - 1.25%		803,532

NET ASSETS - 100.00%		$64,358,000

Note to Schedule of Investments

(a) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	81.25%
Affiliated Fixed Income Funds	17.50%

98.75%
Other Assets & Liabilities, Net	1.25%

100.00%

See Notes to Financial Statements

PACIFIC FUNDS
PF PORTFOLIO OPTIMIZATION MODEL E
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

MUTUAL FUNDS - 99.13%

PF AIM Blue Chip Fund ‘A’	462,321	$4,512,258
PF AIM Aggressive Growth Fund ‘A’	97,327	1,072,546
PF Janus Growth LT Fund ‘A’	215,833	2,138,910
PF Lazard International Value Fund ‘A’	372,645	4,352,499
PF MFS International Large-Cap Fund ‘A’	311,347	3,552,471
PF PIMCO Managed Bond Fund ‘A’	79,962	818,808
PF Putnam Equity Income Fund ‘A’	101,812	1,085,316
PF Salomon Brothers Large-Cap Value Fund ‘A’	349,796	3,756,810
PF Van Kampen Comstock Fund ‘A’	118,004	1,385,364
PF Van Kampen Mid-Cap Growth Fund ‘A’	547,881	4,454,276

TOTAL INVESTMENTS - 99.13% (Cost $27,344,899)		27,129,258

OTHER ASSETS & LIABILITIES, NET - 0.87%		239,346

NET ASSETS - 100.00%		$27,368,604

Note to Schedule of Investments

(a) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Affiliated Equity Funds	96.14%
Affiliated Fixed Income Fund	2.99%

99.13%
Other Assets & Liabilities, Net	0.87%

100.00%

See Notes to Financial Statements

PACIFIC FUNDS
PF AIM BLUE CHIP FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.95%

Autos & Transportation - 1.45%

Canadian National Railway Co (Canada)	4,900	$237,650
United Parcel Service Inc ‘B’	3,700	280,904

		518,554

Consumer Discretionary - 18.06%

Apollo Group Inc ‘A’ *	4,700	344,839
Avon Products Inc	8,400	366,912
Bed Bath & Beyond Inc *	5,000	185,550
Best Buy Co Inc	5,100	276,624
Carnival Corp	5,300	250,637
Cendant Corp	15,900	343,440
Costco Wholesale Corp	6,500	270,140
eBay Inc *	2,700	248,238
J.C. Penney Co Inc	6,300	222,264
McDonald’s Corp	15,300	428,859
Nike Inc ‘B’	3,700	291,560
Starwood Hotels & Resorts Worldwide Inc	4,900	227,458
Target Corp	5,900	266,975
The Gap Inc	12,800	239,360
The Gillette Co	9,200	384,008
The Home Depot Inc	15,900	623,280
Viacom Inc ‘B’	10,750	360,770
Wal-Mart Stores Inc	16,300	867,160
Waste Management Inc	9,700	265,198

		6,463,272

Consumer Staples - 4.26%

Colgate-Palmolive Co	6,300	284,634
PepsiCo Inc	5,800	282,170
Procter & Gamble Co	13,400	725,208
Sysco Corp	7,800	233,376

		1,525,388

Energy - 0.42%

ENSCO International Inc	4,600	150,282

Financial Services - 19.00%

American Express Co	8,400	432,264
American International Group Inc	11,400	775,086
Automatic Data Processing Inc	6,600	272,712
Bank of America Corp	11,300	489,629
Citigroup Inc	25,000	1,103,000
Fannie Mae	5,800	367,720
First Data Corp	8,800	382,800
JPMorgan Chase & Co	18,200	723,086
MBNA Corp	8,000	201,600
Merrill Lynch & Co Inc	7,300	362,956
Morgan Stanley	7,200	354,960
SLM Corp	5,200	231,920
The Allstate Corp	7,300	350,327
The Goldman Sachs Group Inc	4,200	391,608
Wells Fargo & Co	6,000	357,780

		6,797,448

Health Care - 14.02%

Allergan Inc	3,100	224,905
Amgen Inc *	7,600	430,768
Boston Scientific Corp *	4,700	186,731
Eli Lilly & Co	3,900	234,195
Forest Laboratories Inc *	3,300	148,434
Genentech Inc *	6,300	330,246
Johnson & Johnson	12,600	709,758
Medtronic Inc	8,700	451,530
Pfizer Inc	32,600	997,560
Teva Pharmaceutical Industries Ltd ADR (Israel)	6,300	163,485
UnitedHealth Group Inc	7,000	516,180
Wyeth	5,000	187,000
Zimmer Holdings Inc *	5,500	434,720

		5,015,512

Integrated Oils - 4.30%

Exxon Mobil Corp	24,200	1,169,586
Schlumberger Ltd	5,500	370,205

		1,539,791

Materials & Processing - 3.09%

Air Products & Chemicals Inc	4,400	239,272
Alcoa Inc	7,700	258,643
Masco Corp	8,000	276,240
The Dow Chemical Co	7,300	329,814

		1,103,969

Multi-Industry - 7.96%

3M Co	3,300	263,901
Eaton Corp	4,300	272,663
Fortune Brands Inc	2,700	200,043
General Electric Co	32,000	1,074,560
Honeywell International Inc	9,300	333,498
Tyco International Ltd (Bermuda)	23,000	705,180

		2,849,845

Producer Durables - 3.94%

Applied Materials Inc *	11,800	194,582
Danaher Corp	7,700	394,856
KLA-Tencor Corp *	3,900	161,772
United Technologies Corp	4,700	438,886
Waters Corp *	5,000	220,500

		1,410,596

Technology - 16.14%

Accenture Ltd ‘A’ * (Bermuda)	6,500	175,825
Analog Devices Inc	5,600	217,168
Cisco Systems Inc *	43,300	783,730
Dell Inc *	18,300	651,480
EMC Corp MA *	24,600	283,884
Intel Corp	22,400	449,344
International Business Machines Corp	5,400	462,996
Linear Technology Corp	4,700	170,328
Microchip Technology Inc	6,900	185,196
Microsoft Corp	41,300	1,141,945
Motorola Inc	12,000	216,480
Oracle Corp *	27,600	311,328
Symantec Corp *	4,400	241,472
VERITAS Software Corp *	14,200	252,760
Xilinx Inc	8,600	232,200

		5,776,136

Utilities - 3.31%

Dominion Resources Inc VA	2,800	182,700
FPL Group Inc	2,900	198,128
SBC Communications Inc	13,400	347,730
The Southern Co	5,900	176,882
Vodafone Group PLC ADR (United Kingdom)	11,600	279,676

		1,185,116

Total Common Stocks (Cost $32,973,019)		34,335,909

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF AIM BLUE CHIP FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 4.00%

U.S. Government Agency Issue - 3.72%

Federal Home Loan Bank
1.500% due 10/01/04	$1,331,000	$1,331,000

U.S. Treasury Bills - 0.28%

1.622% due 12/16/04	100,000	99,660

Total Short-Term Investments
(Cost $1,430,658)		1,430,660

TOTAL INVESTMENTS - 99.95%
(Cost $34,403,677)		35,766,569

OTHER ASSETS & LIABILITIES, NET - 0.05%		18,676

NET ASSETS - 100.00%		$35,785,245

Note to Schedule of Investments

(a) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Financial Services	19.00%
Consumer Discretionary	18.06%
Technology	16.14%
Health Care	14.02%
Multi-Industry	7.96%
Integrated Oils	4.30%
Consumer Staples	4.26%
Short-Term Investments	4.00%
Producer Durables	3.94%
Utilities	3.31%
Materials & Processing	3.09%
Autos & Transportation	1.45%
Energy	0.42%

99.95%
Other Assets & Liabilities, Net	0.05%

100.00%

See Notes to Financial Statements

PACIFIC FUNDS
PF AIM AGGRESSIVE GROWTH FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.07%

Autos & Transportation - 0.98%

C.H. Robinson Worldwide Inc	1,000	$46,390
Southwest Airlines Co	3,900	53,118

		99,508

Consumer Discretionary - 33.11%

Aeropostale Inc *	1,800	47,160
AnnTaylor Stores Corp *	2,600	60,840
Best Buy Co Inc	2,000	108,480
Brinker International Inc *	3,800	118,370
CBRL Group Inc	2,500	90,200
CDW Corp	2,540	147,396
Cintas Corp	3,800	159,752
Cooper Industries Ltd ‘A’	1,400	82,600
Corporate Executive Board Co	1,700	104,108
CoStar Group Inc *	2,050	100,839
Entercom Communications Corp *	1,750	57,155
Family Dollar Stores Inc	3,200	86,720
Fisher Scientific International Inc *	3,050	177,907
Foot Locker Inc	2,500	59,250
Lamar Advertising Co ‘A’ *	1,800	74,898
Limited Brands Inc	4,700	104,763
Linens ’n Things Inc *	2,600	60,242
MSC Industrial Direct Co Inc ‘A’	3,150	107,352
Omnicom Group Inc	1,500	109,590
Pacific Sunwear of California Inc *	5,050	106,303
Radio One Inc ‘D’ *	3,800	54,074
Regal Entertainment Group ‘A’	4,600	87,860
Robert Half International Inc	8,400	216,468
Royal Caribbean Cruises Ltd (Liberia)	1,800	78,480
Ruby Tuesday Inc	3,100	86,397
Sirva Inc *	7,600	174,040
Staples Inc	6,350	189,357
The Men’s Wearhouse Inc *	2,500	72,625
Tiffany & Co	2,500	76,850
Tractor Supply Co *	2,500	78,600
Univision Communications Inc ‘A’ *	4,285	135,449
Wendy’s International Inc	2,000	67,200
Williams-Sonoma Inc *	2,020	75,851

		3,357,176

Energy - 0.88%

Patterson-UTI Energy Inc¯	3,100	59,117
Pride International Inc *	1,500	29,685

		88,802

Financial Services - 16.84%

A.G. Edwards Inc	1,300	45,006
Affiliated Managers Group Inc *	1,550	82,987
Alliance Data Systems Corp *	7,600	308,256
Ameritrade Holding Corp *	5,100	61,251
CB Richard Ellis Group Inc ‘A’ *	3,800	87,780
Fiserv Inc *	5,100	177,786
Investors Financial Services Corp	4,380	197,669
Legg Mason Inc	2,320	123,586
Lehman Brothers Holdings Inc	1,800	143,496
New York Community Bancorp Inc	3,820	78,463
Paychex Inc	3,850	116,078
SunGard Data Systems Inc *	7,600	180,652
T. Rowe Price Group Inc	2,050	104,427

		1,707,437

Health Care - 12.85%

Amylin Pharmaceuticals Inc *	3,200	65,664
Barr Pharmaceuticals Inc *	2,500	103,575
Caremark Rx Inc *	6,350	203,645
DaVita Inc *	3,100	96,565
Express Scripts Inc *	2,000	130,680
Health Management Associates Inc ‘A’	2,510	51,279
Henry Schein Inc *	800	49,848
Hospira Inc *	1,650	50,490
Impax Laboratories Inc *	5,100	78,336
Invitrogen Corp *	1,500	82,485
IVAX Corp *	4,775	91,441
LifePoint Hospitals Inc *	1,800	54,018
Medco Health Solutions Inc *	1,900	58,710
NPS Pharmaceuticals Inc *	1,800	39,204
OSI Pharmaceuticals Inc *	1,000	61,460
Triad Hospitals Inc *	2,500	86,100

		1,303,500

Materials & Processing - 2.13%

American Standard Cos Inc *	2,500	97,275
EnerSys *	5,600	71,960
The Valspar Corp	1,000	46,680

		215,915

Multi-Industry - 3.61%

Brunswick Corp	1,500	68,640
Eaton Corp	1,450	91,944
Textron Inc	3,200	205,664

		366,248

Producer Durables - 7.61%

Agilent Technologies Inc *	3,800	81,966
Danaher Corp	1,000	51,280
Joy Global Inc	1,900	65,322
KLA-Tencor Corp *	2,500	103,700
Littelfuse Inc *	1,300	44,889
Novellus Systems Inc *	5,100	135,609
Plantronics Inc	2,700	116,748
Polycom Inc *	2,550	50,541
Tektronix Inc	2,000	66,500
Varian Semiconductor Equipment Associates Inc *	1,800	55,620

		772,175

Technology - 16.06%

Acxiom Corp	3,100	73,594
Amdocs Ltd * (United Kingdom)	3,200	69,856
AMIS Holdings Inc *	5,600	75,712
Anteon International Corp *	1,300	47,645
Avaya Inc *	6,400	89,216
Avocent Corp *	1,750	45,553
Broadcom Corp ‘A’ *	3,200	87,328
CACI International Inc ‘A’ *	2,000	105,560
Citrix Systems Inc *	3,800	66,576
Cognos Inc * (Canada)	2,800	99,456
Comverse Technology Inc *	7,600	143,108
Integrated Device Technology Inc *	7,500	71,475
Marvell Technology Group Ltd *¯ (Bermuda)	1,900	49,647
Mercury Interactive Corp *	2,800	97,664
Microchip Technology Inc	5,125	137,555
Micron Technology Inc *	5,000	60,150
PerkinElmer Inc	3,900	67,158
Rockwell Automation Inc	1,300	50,310
Semtech Corp *	3,800	72,846

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF AIM AGGRESSIVE GROWTH FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value

Symantec Corp *¯	1,000	$54,880
Tekelec *	3,800	63,384

		1,628,673

Total Common Stocks
(Cost $8,768,931)		9,539,434

	Principal Amount

SHORT-TERM INVESTMENT - 5.82%

U.S. Government Agency Issue - 5.82%

Federal Home Loan Bank
1.500% due 10/01/04	$590,000	590,000

Total Short-Term Investment
(Cost $590,000)		590,000

TOTAL INVESTMENTS - 99.89%
(Cost $9,358,931)		10,129,434

OTHER ASSETS & LIABILITIES, NET - 0.11%		10,994

NET ASSETS - 100.00%		$10,140,428

Notes to Schedule of Investments

(a) Transactions in written call options for the period ended September 30, 2004, were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2004	—	$—
Options Written	68	3,875
Options Expired	(11)	(999)
Options Repurchased	—	—

Outstanding, September 30, 2004	57	$2,876

(b) Premiums received and value of written options outstanding as of September 30, 2004:

Type	Notional Amount	Premium	Value

Call - CBOE Symantec Corp Strike @ 55.00 Exp. 10/16/04	$900	$747	$1,215

Call - CBOE Patterson-UTI Energy Inc Strike @ 20.00 Exp. 11/20/04	2,900	837	1,305

Call - CBOE Marvell Technology Group Ltd Strike @ 30.00 Exp. 11/20/04	1,900	1,292	1,140

		$2,876	$3,660

(c) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	33.11%
Financial Services	16.84%
Technology	16.06%
Health Care	12.85%
Producer Durables	7.61%
Short-Term Investments	5.82%
Multi-Industry	3.61%
Materials & Processing	2.13%
Autos & Transportation	0.98%
Energy	0.88%

99.89%
Other Assets & Liabilitites, Net	0.11%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF GOLDMAN SACHS SHORT DURATION BOND FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY ISSUES - 40.10%

Fannie Mae
2.250% due 02/28/06	$1,000,000	$995,999
2.300% due 04/28/06	500,000	497,164
2.500% due 05/12/06	400,000	399,338
Federal Home Loan Bank
1.720% due 01/23/06	500,000	494,906
2.000% due 02/13/06	500,000	496,467
2.100% due 11/21/05	1,000,000	996,540
2.300% due 08/30/06	400,000	396,283
2.750% due 11/15/06	500,000	498,587
3.375% due 02/15/08	500,000	500,735
6.500% due 11/15/05	500,000	522,546
Freddie Mac
2.000% due 11/28/05	500,000	499,787
2.250% due 12/04/06	500,000	493,521
2.270% due 04/28/06	500,000	497,371
2.400% due 03/29/07	500,000	493,079
2.810% due 02/02/06	500,000	502,022
3.000% due 01/30/07	500,000	499,264
3.000% due 07/27/07	210,000	207,851
3.000% due 07/09/08	500,000	492,941

Total U.S. Government Agency Issues
(Cost $9,463,586)		9,484,401

U.S. TREASURY OBLIGATIONS - 47.36%

U.S. Treasury Notes - 46.46%

1.625% due 03/31/05	2,700,000	2,696,098
1.625% due 02/28/06	1,200,000	1,188,142
2.375% due 08/31/06	1,400,000	1,395,243
2.500% due 05/31/06	1,900,000	1,901,412
2.750% due 07/31/06	2,500,000	2,510,157
2.750% due 08/15/07	1,300,000	1,296,853

		10,987,905

U.S. Treasury Strips - 0.90%

0.000% due 05/15/12 (PO)	200,000	147,114
0.000% due 05/15/14 (PO)	100,000	65,908

		213,022

Total U.S. Treasury Obligations
(Cost $11,207,181)		11,200,927

	Shares	Value

SHORT-TERM INVESTMENTS - 8.99%

Money Market Funds - 8.99%

BlackRock Liquidity Funds Institutional TempCash	1,063,868	$1,063,868
BlackRock Liquidity Funds Institutional TempFund	1,063,868	1,063,868

		2,127,736

Total Short-Term Investments
(Cost $2,127,736)		2,127,736

TOTAL INVESTMENTS - 96.45%
(Cost $22,798,503)		22,813,064

OTHER ASSETS & LIABILITIES, NET - 3.55%		839,039

NET ASSETS - 100.00%		$23,652,103

Notes to Schedule of Investments

(a) The amount of $25,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2004:

Type	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Eurodollar (10/04)	3	$3,000,000	$(334)
Eurodollar (12/04)	5	5,000,000	(89)
Eurodollar (06/05)	10	10,000,000	(3,638)
Eurodollar (12/05)	3	3,000,000	(3,793)
Eurodollar (03/06)	3	3,000,000	(4,203)
U.S. Treasury 5-Year Notes (12/04)	3	300,000	1,113
U.S. Treasury 10-Year Notes (12/04)	2	200,000	(2,391)
U.S. Treasury 20-Year Bonds (12/04)	2	200,000	(4,557)

			$(17,892)

(b) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	47.36%
U.S. Government Agency Issues	40.10%
Short-Term Investments	8.99%

96.45%
Other Assets & Liabilities, Net	3.55%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF INVESCO HEALTH SCIENCES FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 89.77%

Consumer Staples - 6.72%

CVS Corp	2,000	$84,260
Procter & Gamble Co	5,330	288,460
Walgreen Co	2,800	100,324

		473,044

Health Care - 81.57%

Abbott Laboratories	6,860	290,590
Aetna Inc	2,000	199,860
Alcon Inc (Switzerland)	1,100	88,220
Allergan Inc	1,400	101,570
Amgen Inc *	2,700	153,036
Anthem Inc *	1,900	165,775
AstraZeneca PLC ADR (United Kingdom)	2,400	98,712
Baxter International Inc	6,500	209,040
Biogen Idec Inc *	2,900	177,393
Boston Scientific Corp *	5,800	230,434
Bristol-Myers Squibb Co	8,700	205,929
C.R. Bard Inc	1,200	67,956
Caremark Rx Inc *	2,470	79,213
Coventry Health Care Inc *	1,850	98,735
Genzyme Corp *	1,400	76,174
GlaxoSmithKline PLC ADR (United Kingdom)	5,400	236,142
Guidant Corp	3,700	244,348
Hospira Inc *	7,506	229,684
Johnson & Johnson	5,940	334,600
Medco Health Solutions Inc *	2,289	70,730
Medtronic Inc	4,400	228,360
Merck & Co Inc	4,100	135,300
Novartis AG ADR (Switzerland)	6,700	312,689
Pfizer Inc	9,600	293,760
Roche Holding AG (Switzerland)	756	78,232
Sanofi-Aventis ADR (France)	2,388	87,437
Schering-Plough Corp	12,800	243,968
St. Jude Medical Inc *	3,200	240,864
Stryker Corp	2,100	100,968
Teva Pharmaceutical Industries Ltd ADR (Israel)	4,740	123,003
UnitedHealth Group Inc	2,802	206,619
Wyeth	5,000	187,000
Zimmer Holdings Inc *	1,860	147,014

		5,743,355

Multi-Industry - 1.48%

Takeda Pharmaceutical Co Ltd (Japan)	2,300	104,360

Total Common Stocks
(Cost $5,660,444)		6,320,759

SHORT-TERM INVESTMENT - 3.03%

Money Market Fund - 3.03%

BlackRock Liquidity Funds Institutional TempCash	213,268	213,268

Total Short-Term Investment
(Cost $213,268)		213,268

TOTAL INVESTMENTS - 92.80%
(Cost $5,873,712)		6,534,027

OTHER ASSETS & LIABILITIES, NET - 7.20%		507,291

NET ASSETS - 100.00%		$7,041,318

Note to Schedule of Investments

(a) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Health Care	81.57%
Consumer Staples	6.72%
Short-Term Investment	3.03%
Multi-Industry	1.48%

92.80%
Other Assets & Liabilities, Net	7.20%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF INVESCO TECHNOLOGY FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.35%

Consumer Discretionary - 13.22%

CDW Corp	800	$46,424
CNET Networks Inc *	1,200	10,980
eBay Inc *	1,200	110,328
Electronic Arts Inc *	1,000	45,990
InfoSpace Inc *	600	28,434
iVillage Inc *	2,700	16,200
Time Warner Inc *	5,200	83,928
ValueClick Inc *	1,800	16,992
VeriSign Inc *	4,300	85,484
XM Satellite Radio Holdings Inc ‘A’ *	500	15,510
Yahoo! Inc *	7,300	247,543

		707,813

Financial Services - 4.52%

Automatic Data Processing Inc	1,300	53,716
DST Systems Inc *	1,200	53,364
First Data Corp	1,500	65,250
Paychex Inc	2,300	69,345

		241,675

Health Care - 2.40%

Biogen Idec Inc *	1,300	79,521
Genentech Inc *	600	31,452
Quest Diagnostics Inc	200	17,644

		128,617

Producer Durables - 3.53%

American Tower Corp ‘A’ *	600	9,210
Crown Castle International Corp *	1,300	19,344
KLA-Tencor Corp *	1,000	41,480
Lexmark International Inc ‘A’ *	1,100	92,411
Novellus Systems Inc *	1,000	26,590

		189,035

Technology - 63.67%

Accenture Ltd ‘A’ * (Bermuda)	1,000	27,050
ADTRAN Inc	1,000	22,680
Altera Corp *	3,700	72,409
Amdocs Ltd * (United Kingdom)	3,000	65,490
Amphenol Corp ‘A’ *	700	23,982
Analog Devices Inc	1,800	69,804
Apple Computer Inc *	3,400	131,750
ATI Technologies Inc * (Canada)	2,000	30,660
Avaya Inc *	4,100	57,154
Broadcom Corp ‘A’ *	1,800	49,122
Celestica Inc * (Canada)	1,600	20,320
Check Point Software Technologies Ltd * (Israel)	3,600	61,092
Cisco Systems Inc *	8,400	152,040
Cognizant Technology Solutions Corp ‘A’ *	2,800	85,428
Cognos Inc * (Canada)	800	28,416
Computer Associates International Inc	2,300	60,490
Comverse Technology Inc *	4,200	79,086
Corning Inc *	2,800	31,024
Cypress Semiconductor Corp *	2,800	24,752
Dell Inc *	3,300	117,480
EMC Corp MA *	7,300	84,242
F5 Networks Inc *	500	15,230
Flextronics International Ltd * (Singapore)	3,000	39,750
Hewlett-Packard Co	2,200	41,250
Hyperion Solutions Corp *	600	20,394
Intel Corp	2,700	54,162
International Business Machines Corp	900	77,166
Intuit Inc *	1,000	45,400
Juniper Networks Inc *	2,863	67,567
Linear Technology Corp	2,200	79,728
Lucent Technologies Inc *	10,100	32,017
Macromedia Inc *	1,500	30,120
Marvell Technology Group Ltd * (Bermuda)	2,100	54,873
Maxim Integrated Products Inc	1,700	71,893
Mercury Interactive Corp *	800	27,904
Microchip Technology Inc	1,400	37,576
Microsoft Corp	7,700	212,905
Motorola Inc	5,200	93,808
National Semiconductor Corp *	2,900	44,921
NAVTEQ Corp *	1,000	35,640
Network Appliance Inc *	2,100	48,300
Nokia OYJ ADR (Finland)	2,048	28,099
Novell Inc *	3,200	20,192
Opsware Inc *	1,400	7,854
Oracle Corp *	7,300	82,344
PMC-Sierra Inc *	2,500	22,025
QUALCOMM Inc	1,700	66,368
Research In Motion Ltd * (Canada)	200	15,268
Sanmina-SCI Corp *	1,900	13,395
SAP AG ADR (Germany)	1,400	54,530
Scientific-Atlanta Inc	1,400	36,288
Semtech Corp *	1,100	21,087
Silicon Laboratories Inc *	500	16,545
Storage Technology Corp *	1,200	30,312
Symantec Corp *	2,580	141,590
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	5,928	42,326
Telefonaktiebolaget LM Ericsson ADR * (Sweden)	1,900	59,356
Texas Instruments Inc	4,900	104,272
Trimble Navigation Ltd *	700	22,120
VERITAS Software Corp *	3,900	69,420
Xilinx Inc	1,800	48,600
Zebra Technologies Corp ‘A’ *	1,350	82,363

		3,409,429

Utilities - 6.01%

America Movil SA de CV ‘L’ ADR (Mexico)	400	15,612
BellSouth Corp	1,500	40,680
Comcast Corp ‘A’ *	1,500	42,360
Nextel Communications Inc ‘A’ *	1,200	28,608
Nextel Partners Inc ‘A’ *	2,800	46,424
NII Holdings Inc *	500	20,605
SBC Communications Inc	1,100	28,545
Sprint Corp	600	12,078
Verizon Communications Inc	1,100	43,318
VimpelCom ADR * (Russia)	400	43,520

		321,750

Total Common Stocks
(Cost $4,202,023)		4,998,319

EXCHANGE TRADED FUND - 0.51%

Semiconductor HOLDRs Trust	900	27,180

Total Exchange Traded Fund
(Cost $27,187)		27,180

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF INVESCO TECHNOLOGY FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 2.99%

Money Market Fund - 2.99%

BlackRock Liquidity Funds Institutional TempCash	160,242	$160,242

Total Short-Term Investment
(Cost $160,242)		160,242

TOTAL INVESTMENTS - 96.85%
(Cost $4,389,452)		5,185,741

OTHER ASSETS & LIABILITIES, NET - 3.15%		168,906

NET ASSETS - 100.00%		$5,354,647

Notes to Schedule of Investments

(a) Transactions in written call options for the period ended September 30, 2004, were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2004	19	$2,319
Options Written	—	—
Options Expired	(19)	(2,319)
Options Repurchased	—	—

Outstanding, September 30, 2004	—	$—

(b) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Technology	63.67%
Consumer Discretionary	13.22%
Utilities	6.01%
Financial Services	4.52%
Producer Durables	3.53%
Short-Term Investment	2.99%
Health Care	2.40%
Exchange Traded Fund	0.51%

96.85%
Other Assets & Liabilities, Net	3.15%

100.00%

See Notes to Financial Statements

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 91.71%

Autos & Transportation - 4.95%

C.H. Robinson Worldwide Inc	2,695	$125,021
Canadian National Railway Co (Canada)	7,452	361,422
FedEx Corp	3,285	281,492

		767,935

Consumer Discretionary - 28.58%

Amazon.com Inc *	3,470	141,784
Avon Products Inc	4,385	191,537
Best Buy Co Inc	2,425	131,532
Clear Channel Communications Inc	7,150	222,866
eBay Inc *	475	43,672
EchoStar Communications Corp ‘A’ *	3,175	98,806
Electronic Arts Inc *	3,165	145,558
Harman International Industries Inc	1,055	113,676
Lamar Advertising Co ‘A’ *	2,200	91,542
Liberty Media Corp ‘A’ *	75,806	661,028
Liberty Media International Inc ‘A’ *	4,201	140,154
LVMH Moet Hennessy Louis Vuitton SA (France)	3,011	201,031
Marvel Enterprises Inc *	5,305	77,241
Nike Inc ‘B’	2,660	209,608
PETsMART Inc	3,060	86,873
Staples Inc	7,600	226,632
Starwood Hotels & Resorts Worldwide Inc	8,415	390,624
The Gap Inc	8,360	156,332
The Walt Disney Co	4,885	110,157
Time Warner Inc *	27,985	451,678
Univision Communications Inc ‘A’ *	2,585	81,712
Yahoo! Inc *	13,610	461,515

		4,435,558

Consumer Staples - 0.59%

Whole Foods Market Inc	1,075	92,224

Energy - 1.18%
BJ Services Co	2,220	116,350
Reliant Energy Inc *	7,155	66,756

		183,106

Financial Services - 15.46%

Automatic Data Processing Inc	2,030	83,880
Berkshire Hathaway Inc ‘B’ *	194	556,974
Chicago Mercantile Exchange Holdings Inc	105	16,936
Citigroup Inc	5,865	258,764
Fannie Mae	1,615	102,391
Freddie Mac	4,650	303,366
JPMorgan Chase & Co	11,213	445,492
MBNA Corp	5,875	148,050
MGIC Investment Corp	3,190	212,294
NewAlliance Bancshares Inc	5,445	78,136
The Goldman Sachs Group Inc	2,065	192,541

		2,398,824

Health Care - 13.61%

Anthem Inc *	1,485	129,566
Caremark Rx Inc *	7,160	229,621
Celgene Corp *	1,265	73,661
Forest Laboratories Inc *	4,075	183,293
Guidant Corp	2,415	159,487
Kinetic Concepts Inc *	335	17,604
Medtronic Inc	1,415	73,439
Neurocrine Biosciences Inc *	1,430	67,439
Pfizer Inc	4,630	141,678
Roche Holding AG (Switzerland)	4,836	500,436
Sanofi-Aventis (France)	1,713	124,264
UnitedHealth Group Inc	5,590	412,207

		2,112,695

Materials & Processing - 2.89%

American Standard Cos Inc *	3,255	126,652
Delta & Pine Land Co	1,175	31,431
Givaudan SA (Switzerland)	182	110,812
POSCO (South Korea)	560	83,404
Syngenta AG * (Switzerland)	749	71,499
Syngenta AG ADR * (Switzerland)	1,285	24,531

		448,329

Multi-Industry - 4.42%

Smiths Group PLC (United Kingdom)	9,907	133,075
Tyco International Ltd (Bermuda)	18,015	552,340

		685,415

Producer Durables - 2.94%

Lexmark International Inc ‘A’ *	1,785	149,958
Lockheed Martin Corp	4,130	230,371
Pentair Inc	2,195	76,628

		456,957

Technology - 14.29%

ATI Technologies Inc (Canada) *	4,350	66,685
Cisco Systems Inc *	19,120	346,072
Corning Inc *	8,045	89,139
Dell Inc *	3,795	135,102
Maxim Integrated Products Inc	5,390	227,943
Microsoft Corp	16,635	459,958
Motorola Inc	11,325	204,303
Samsung Electronics Co Ltd (South Korea)	1,050	417,629
Texas Instruments Inc	12,760	271,533

		2,218,364

Utilities - 2.80%

Cablevision Systems Corp NY ‘A’ *	4,883	99,027
Comcast Corp Special ‘A’ *	10,550	294,556
Nextel Partners Inc ‘A’ *	2,470	40,953

		434,536

Total Common Stocks
(Cost $12,558,592)		14,233,943

	Principal Amount

SHORT-TERM INVESTMENTS - 10.33%

U.S. Government Agency Issue - 10.31%

Federal Home Loan Bank
1.650% due 10/01/04	$1,600,000	1,600,000

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF JANUS GROWTH LT FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value

Money Market Funds - 0.02%

BlackRock Liquidity Funds Institutional TempCash	1,578	$1,578
BlackRock Liquidity Funds Institutional TempFund	1,577	1,577

		3,155

Total Short-Term Investments
(Cost $1,603,155)		1,603,155

TOTAL INVESTMENTS - 102.04%
(Cost $14,161,747)		15,837,098

OTHER ASSETS & LIABILITIES, NET - (2.04%)		(316,262)

NET ASSETS - 100.00%		$15,520,836

Notes to Schedule of Investments

(a) Forward foreign currency contracts outstanding as of September 30, 2004 were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Sell	CHF	125,000	10/04	$(4,170)
Sell	CHF	75,000	04/05	(548)
Sell	EUR	90,000	04/05	(1,061)
Buy	KRW	220,000,000	11/04	2,047
Sell	KRW	220,000,000	11/04	(5,484)

				$(9,216)

(b) Principal amount denoted in the indicated currency:

CHF – Swiss Franc
EUR – Eurodollar
KRW – Korean Won

(c) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	28.58%
Financial Services	15.46%
Technology	14.29%
Health Care	13.61%
Short-Term Investments	10.33%
Autos & Transportation	4.95%
Multi-Industry	4.42%
Producer Durables	2.94%
Materials & Processing	2.89%
Utilities	2.80%
Energy	1.18%
Consumer Staples	0.59%

102.04%
Other Assets & Liabilities, Net	(2.04)%

100.00%

See Notes to Financial Statement

PACIFIC FUNDS
PF LAZARD INTERNATIONAL VALUE FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.24%

Denmark - 2.04%

Danske Bank AS	25,900	$680,999

Finland - 4.30%

Nokia OYJ	104,300	1,435,483

France - 9.61%

AXA	32,000	647,508
Sanofi-Aventis	8,352	605,867
Societe Generale	11,100	982,385
Total SA	4,800	977,821

		3,213,581

Germany - 4.06%

Schering AG	11,100	701,113
Siemens AG	8,900	654,574

		1,355,687

Ireland - 2.96%

Allied Irish Banks PLC	59,017	989,658

Italy - 5.03%

ENI SPA	45,700	1,024,063
Sanpaolo IMI SPA	58,300	658,274

		1,682,337

Japan - 8.60%

Canon Inc	20,800	977,758
Kao Corp	43,000	950,179
Nomura Holdings Inc	73,800	947,656

		2,875,593

Netherlands - 5.84%
Heineken NV	31,250	940,929
Royal Dutch Petroleum Co	19,600	1,009,634

		1,950,563

Switzerland - 18.79%

Compagnie Financiere Richemont AG ‘A’	24,100	667,941
Credit Suisse Group *	31,000	990,975
Nestle SA	4,300	986,523
Novartis AG	21,000	980,427
Roche Holding AG	6,400	662,281
Swiss Reinsurance Co	11,600	668,587
UBS AG	18,800	1,325,622

		6,282,356

United Kingdom - 32.01%

Barclays PLC	136,800	1,312,540
BP PLC	106,100	1,013,184
Cadbury Schweppes PLC	172,342	1,325,961
Diageo PLC	81,100	1,013,026
GlaxoSmithKline PLC	62,500	1,347,542
HSBC Holdings PLC	84,359	1,339,311
Tesco PLC	133,700	690,411
Unilever PLC	162,700	1,324,675
Vodafone Group PLC	557,300	1,334,244

		10,700,894

Total Common Stocks
(Cost $28,352,414)		31,167,151

SHORT-TERM INVESTMENTS - 7.05%

Money Market Funds - 7.05%

BlackRock Liquidity Funds Institutional TempCash	1,177,938	1,177,938
BlackRock Liquidity Funds Institutional TempFund	1,177,938	1,177,938

		2,355,876

Total Short-Term Investments
(Cost $2,355,876)		2,355,876

TOTAL INVESTMENTS - 100.29%
(Cost $30,708,290)		33,523,027

OTHER ASSETS & LIABILITIES, NET - (0.29%)		(95,633)

NET ASSETS - 100.00%		$33,427,394

Note to Schedule of Investments

(a) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Financial Services	31.54%
Consumer Staples	18.79%
Health Care	12.86%
Integrated Oils	8.98%
Technology	7.22%
Short-Term Investments	7.05%
Utilities	3.99%
Energy	3.06%
Materials & Processing	2.84%
Consumer Discretionary	2.00%
Multi-Industry	1.96%

100.29%
Other Assets & Liabilities, Net	(0.29)%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.29%

Australia - 3.15%

QBE Insurance Group Ltd	31,099	$295,159
The News Corp Ltd	55,692	460,381

		755,540

Austria - 1.77%

Erste Bank der Oesterreichischen Sparkassen AG	10,180	423,610

Brazil - 2.01%

Brasil Telecom Participacoes SA ADR	3,650	118,260
Cia Vale do Rio Doce ADR	16,160	363,115

		481,375

Canada - 3.16%

BCE Inc	6,920	149,209
Canadian National Railway Co	6,275	304,338
EnCana Corp	6,610	305,185

		758,732

France - 14.02%

AXA	29,720	601,373
Business Objects SA *	5,950	137,469
Credit Agricole SA	13,033	355,509
L’Air Liquide SA	3,486	546,896
Sanofi-Aventis	3,175	230,320
Schneider Electric SA	7,310	472,620
Societe Television Francaise 1	3,678	104,347
Total SA	2,590	527,616
Veolia Environnement	13,470	387,675

		3,363,825

Germany - 2.60%

Bayerische Motoren Werke AG	8,260	339,611
Schering AG	4,510	284,867

		624,478

Hong Kong - 1.62%

CNOOC Ltd	330,500	172,707
Esprit Holdings Ltd	42,500	215,822
Semiconductor Manufacturing International Corp *	3,000	596

		389,125

Hungary - 1.05%

OTP Bank RT GDR	5,690	251,783

Ireland - 1.61%

DEPFA Bank PLC	16,590	226,268
Irish Life & Permanent PLC	9,980	161,156

		387,424

Italy - 1.36%

Riunione Adriatica di Sicurta SPA	17,000	326,673

Japan - 15.73%

Bridgestone Corp	9,000	167,022
Canon Inc	7,000	329,053
Chugai Pharmaceutical Co Ltd	19,000	273,978
KDDI Corp	59	286,447
Kyocera Corp	3,100	218,023
Murata Manufacturing Co Ltd	4,400	211,625
Nintendo Co Ltd #	2,000	244,657
Nitto Denko Corp	5,800	266,854
NOK Corp	5,000	153,365
Seiko Epson Corp	8,500	362,539
Sekisui Chemical Co Ltd	33,000	227,597
Shinsei Bank Ltd	30,000	181,859
Tokyo Broadcasting Systems Inc	4,400	68,638
Tokyo Gas Co Ltd	96,640	342,903
Toray Industries Inc	47,000	217,524
Toyota Motor Corp	5,800	222,115

		3,774,199

Mexico - 1.80%

America Movil SA de CV ‘L’ ADR	3,870	151,046
Grupo Televisia SA ADR	5,330	281,051

		432,097

Netherlands - 1.04%

Reed Elsevier NV	19,310	248,734

Singapore - 2.54%

DBS Group Holdings Ltd	25,000	237,494
Singapore Telecommunications Ltd	185,290	257,431
United Overseas Bank Ltd	14,000	113,879

		608,804

South Korea - 2.18%

Samsung Electronics Co Ltd	740	294,329
Samsung SDI Co Ltd	2,310	227,690

		522,019

Spain - 4.44%

Banco Bilbao Vizcaya Argentaria SA	26,260	361,417
Iberdrola SA	11,820	245,193
Telefonica SA	30,586	457,808

		1,064,418

Sweden - 6.89%

Atlas Copco AB ‘A’	10,270	394,778
Hennes & Mauritz AB ‘B’	14,800	407,380
Sandvik AB	11,620	401,207
Telefonaktiebolaget LM Ericsson ‘B’ *	144,670	448,860

		1,652,225

Switzerland - 8.17%

Credit Suisse Group *	4,460	142,572
Novartis AG	6,300	294,128
Roche Holding AG	5,580	577,427
Straumann Holding AG	580	123,295
Syngenta AG	1,995	190,442
Synthes Inc	1,270	138,553
UBS AG	6,991	492,948

		1,959,365

United Kingdom - 19.15%

AMVESCAP PLC	48,170	260,517
AstraZeneca PLC	8,220	337,047
BG Group PLC	15,770	105,915
BP PLC ADR	250	14,383
Bunzl PLC	14,930	112,503
Diageo PLC	37,310	466,042
Kingfisher PLC	90,439	504,672
NEXT PLC	8,980	265,469
Reckitt Benckiser PLC	34,894	855,303

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF MFS INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value

Royal Bank of Scotland Group PLC	10,492	$303,139
The BOC Group PLC	8,630	138,106
Vodafone Group PLC	277,240	663,746
Vodafone Group PLC ADR	1,413	34,067
William Hill PLC	42,230	407,855
Yell Group PLC	19,410	123,861

		4,592,625

Total Common Stocks
(Cost $21,369,160)		22,617,051

Principal Amount

SHORT-TERM INVESTMENTS - 5.70%

U.S. Government Agency Issue - 5.70%

Federal Home Loan Bank
1.650% due 10/01/04	$1,366,000	1,366,000

	Shares

Money Market Fund - 0.00%
BlackRock Liquidity Funds Institutional TempCash	592	592

Total Short-Term Investments
(Cost $1,366,592)		1,366,592

TOTAL INVESTMENTS - 99.99%
(Cost $22,735,752)		23,983,643

OTHER ASSETS & LIABILITIES, NET - 0.01%		1,941

NET ASSETS - 100.00%		$23,985,584

Note to Schedule of Investments

(a) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Financial Services	19.74%
Consumer Discretionary	13.89%
Utilities	11.28%
Health Care	9.42%
Technology	8.42%
Materials & Processing	7.65%
Producer Durables	7.12%
Short-Term Investments	5.70%
Consumer Staples	5.51%
Integrated Oils	4.69%
Autos & Transportation	4.31%
Multi-Industry	2.26%

99.99%
Other Assets & Liabilities, Net	0.01%

100.00%

See Notes to Financial Statements

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 2.14%

Financial Services - 1.00%

Ford Motor Credit Co 3.535% due 10/25/04 §	$100,000	$100,074
Travelers Property Casualty Corp 3.750% due 03/15/08	100,000	100,832
Verizon Wireless Capital LLC 1.810% due 05/23/05 ~ §	100,000	99,968

		300,874

Integrated Oils - 0.81%

Petroleos Mexicanos (Mexico) 9.250% due 03/30/18	200,000	244,000

Utilities - 0.33%

Entergy Gulf States Inc 2.810% due 06/18/07 ~ §	100,000	100,520

Total Corporate Bonds & Notes (Cost $644,378)		645,394

U.S. TREASURY OBLIGATIONS - 116.01%

U.S. Treasury Inflation-Index Bonds - 116.01%

2.000% due 01/15/14 # ^	6,611,831	6,772,220
2.000% due 07/15/14 ^	1,406,776	1,438,430
2.375% due 01/15/25 ^	904,356	942,403
3.000% due 07/15/12 ^	3,397,376	3,762,995
3.375% due 01/15/07 # ^	6,577,835	7,029,805
3.375% due 04/15/32 ^	266,775	338,315
3.500% due 01/15/11 ^	1,632,420	1,848,143
3.625% due 01/15/08 ^	3,986,228	4,372,864
3.625% due 04/15/28 ^	550,408	698,545
3.875% due 01/15/09 # ^	923,952	1,040,421
3.875% due 04/15/29 # ^	3,168,495	4,203,702
4.250% due 01/15/10 ^	2,139,020	2,483,186

		34,931,029

Total U.S. Treasury Obligations (Cost $34,502,372)		34,931,029

MUNICIPAL BONDS - 0.68%

New Hampshire Municipal Bond Bank ‘B’ 5.000% due 08/15/13	100,000	111,662
Tobacco Settlement Financing Corp RI ‘A’ 6.000% due 06/01/23	100,000	94,116

Total Municipal Bonds (Cost $196,230)		205,778

SHORT-TERM INVESTMENTS - 3.42%

Commercial Paper - 1.99%

Danske Corp 1.580% due 10/29/04	200,000	199,746
Rabobank USA Financial Corp 1.860% due 10/01/04	200,000	200,000
UBS Finance DE LLC 1.940% due 01/25/05	200,000	198,742

		598,488

U.S. Treasury Bills - 0.28%

1.640% due 12/16/04 ‡	85,000	84,711

	Shares

Money Market Funds - 1.15%

BlackRock Liquidity Funds Institutional TempCash	172,870	172,870
BlackRock Liquidity Funds Institutional TempFund	172,870	172,870

		345,740

Total Short-Term Investments (Cost $1,028,951)		1,028,939

TOTAL INVESTMENTS - 122.25% (Cost $36,371,931)		36,811,140

OTHER ASSETS & LIABILITIES, NET - (22.25%)		(6,699,829)

NET ASSETS - 100.00%		$30,111,311

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $84,711 were segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2004:

Type	Number of Contracts	Notional Amount		Unrealized Appreciation

Euro-Bund 10-Year Notes (12/04)	10	EUR	1,000,000	$10,832
Eurodollar (06/05)	15		$15,000,000	1,187
U.S. Treasury 10-Year Notes (12/04)	5		500,000	1,250

				$13,269

(b) Transactions in written options for the period ended September 30, 2004, were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2004	4,000,000	$34,776
Options Written	—	—
Options Expired	—	—
Options Repurchased	—	—

Outstanding, September 30, 2004	4,000,000	$34,776

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF PIMCO INFLATION MANAGED FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

(c) Premiums received and value of written options outstanding as of September 30, 2004:

Type	Notional Amount	Premium	Value

Call - OTC 7-Year Swaption (3 month LIBOR vs. 3.800%) Strike @ 3.80 Exp. 10/07/04	$500,000	$4,350	$—

Call - OTC 7-Year Swaption (3 month LIBOR vs. 4.000%) Strike @ 4.00 Exp. 10/07/04	200,000	2,200	14

Put - OTC 7-Year Swaption (3 month LIBOR vs. 6.000%) Strike @ 6.00 Exp. 10/07/04	500,000	4,900	—

Put - OTC 7-Year Swaption (3 month LIBOR vs. 6.500%) Strike @ 6.50 Exp. 10/07/04	200,000	1,200	—

Call - OTC 10-Year Swaption (3 month LIBOR vs. 4.000%) Strike @ 4.00 Exp. 11/02/04	1,300,000	11,505	150

Put - OTC 10-Year Swaption (3 month LIBOR vs. 7.000%) Strike @ 7.00 Exp. 11/02/04	1,300,000	10,621	—

		$34,776	$164

(d) Investment sold short outstanding as of September 30, 2004:

Type	Principal Amount	Value

U.S. Treasury Notes 4.250% due 11/15/13 #	$600,000	$(607,922)

Total Investment sold short (Proceeds $607,401)		$(607,922)

(e) Swap agreements outstanding as of September 30, 2004:

Type	Notional Amount	Unrealized Appreciation (Depreciation)

Receive floating rate based on 3-month USD- LIBOR and pay fixed rate equal to 5.000%.

Broker: JPMorgan & Chase Co
Exp. 12/15/14	$100,000	$1,116

Broker: Lehman Brothers Holdings Inc
Exp. 12/15/04	500,000	(3,813)

Broker: The Goldman Sachs Group Inc
Exp. 12/15/14	1,100,000	(39,513)

Broker: Union Bank of Switzerland
Exp. 12/15/04	500,000	(35,039)

Receive floating rate based on 3-month USD-LIBOR and pay fixed rate equal to 6.000%.

Broker: The Goldman Sachs Group Inc
Exp. 12/18/33	400,000	(6,276)

		$(83,525)

(f) Forward foreign currency contracts outstanding as of September 30, 2004, were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Depreciation

Sell	EUR	24,000	10/04	$(704)

(g) Notional and principal amount denoted in the indicated currency:

    EUR – Eurodollar

(h) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

U.S. Treasury Obligations	116.01%
Short-Term Investments	3.42%
Corporate Bonds & Notes	2.14%
Municipal Bonds	0.68%

122.25%
Other Assets & Liabilities, Net	(22.25)%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS & NOTES - 5.69%

Autos & Transportation - 0.31%

General Motors Corp 8.250% due 07/15/23	$100,000	$105,446

Financial Services - 2.13%

Bank of America Corp 4.875% due 01/15/13	100,000	101,612
CIT Group Inc 7.750% due 04/02/12	100,000	118,518
Citigroup Inc 5.625% due 08/27/12	50,000	53,528
General Motors Acceptance Corp 6.875% due 08/28/12	200,000	208,138
Morgan Stanley 5.300% due 03/01/13	100,000	102,667
Qwest Capital Funding Inc 7.250% due 02/15/11	100,000	89,750
Unilever Capital Corp 6.875% due 11/01/05	50,000	52,279

		726,492

Integrated Oils - 1.05%

Enterprise Products Operating LP 4.625% due 10/15/09 ~	100,000	100,943
Occidental Petroleum Corp 8.450% due 02/15/29	100,000	134,087
Petroleos Mexicanos (Mexico) 9.250% due 03/30/18	100,000	122,000

		357,030

Utilities - 2.20%

Entergy Gulf States Inc 3.600% due 06/01/08	100,000	98,939
Oncor Electric Delivery Co 7.250% due 01/15/33	70,000	82,631
Pacific Gas & Electric Co 2.300% due 04/03/06 §	200,000	200,199
Progress Energy Inc 6.850% due 04/15/12	50,000	55,929
SBC Communications Inc 4.206% due 06/05/05 ~	200,000	202,407
TXU Energy Co LLC 7.000% due 03/15/13	100,000	113,091

		753,196

Total Corporate Bonds & Notes (Cost $1,865,621)		1,942,164

MORTGAGE-BACKED SECURITIES - 20.81%

Collateralized Mortgage Obligations - 8.11%

Credit-Based Asset Servicing & Securitization LLC 2.160% due 06/25/32 “ §	86,348	86,531
CS First Boston Mortgage Securities Corp
2.170% due 03/25/32 ~ “ §	141,471	140,009
2.000% due 03/25/32 ~ “ §	135,013	135,132
7.500% due 02/25/31 “	8,843	8,834
Fannie Mae
1.900% due 05/25/34 “ §	153,024	152,905
2.880% due 11/25/23 “ §	850,000	880,096
6.250% due 10/25/22 “	87,652	88,170
Freddie Mac
5.000% due 09/15/16 “	70,667	71,722
6.250% due 04/15/23 “	250,349	255,484
Government National Mortgage Association 5.500% due 11/20/31 “	98,988	99,420
Homestar Mortgage Acceptance Corp 2.030% due 01/25/22 “ §	195,131	195,131
Mellon Residental Funding Corp 2.000% due 06/15/30 “ §	54,488	54,259
MLCC Mortgage Investors Inc 2.140% due 03/15/25 “ §	106,960	107,239
Residential Asset Securitization Trust 2.015% due 05/25/33 “ §	156,457	156,790
Residential Funding Mortgage Securities I Inc 5.611% due 09/25/32 “ §	41,351	41,312
Small Business Administration Inc 4.754% due 08/10/14 “	200,000	201,203
Washington Mutual Inc
3.066% due 02/27/34 “ §	31,916	32,042
5.143% due 10/25/32 “ §	64,355	65,338

		2,771,617

Fannie Mae - 7.25%

4.770% due 12/01/36 “ §	77,688	79,788
5.500% due 12/01/14 “	106,875	111,074
5.500% due 06/01/23 # “	297,417	304,893
5.500% due 10/14/34 # “	1,000,000	1,013,438
6.000% due 09/01/22 # “	260,780	272,075
6.000% due 01/01/23 # “	172,969	180,403
6.500% due 03/01/17 “	296,098	313,757
6.500% due 08/01/32 “	192,318	201,927

		2,477,355

Freddie Mac - 4.60%

5.500% due 08/01/07 “	88,293	90,729
5.500% due 03/01/23 # “	133,680	137,121
5.695% due 04/01/32 “ §	490,610	513,399
5.932% due 11/01/31 “ §	83,222	85,551
6.000% due 12/01/22 “	200,682	209,056
6.000% due 03/01/23 # “	425,683	443,429
7.500% due 10/25/43 “	83,901	91,738

		1,571,023

Government National Mortgage Association - 0.85%

3.000% due 05/20/34 “ §	296,257	291,112

Total Mortgage-Backed Securities (Cost $7,090,213)		7,111,107

ASSET-BACKED SECURITIES - 1.25%

Bank One Issuance Trust 1.810% due 10/15/08 “ §	200,000	200,256
Chase Credit Card Master Trust 1.810% due 07/16/07 “ §	200,000	200,183
Morgan Stanley Dean Witter Capital I Inc Trust 2.170% due 07/25/32 “ §	26,807	26,872

Total Asset-Backed Securities (Cost $427,021)		427,311

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 20.83%

U.S. Treasury Bonds - 9.32%

6.250% due 08/15/23	$500,000	$584,024
7.250% due 08/15/22	100,000	128,789
7.500% due 11/15/16	1,000,000	1,285,430
8.125% due 08/15/19	400,000	547,734
8.750% due 05/15/17	200,000	282,242
8.875% due 08/15/17	250,000	356,719

		3,184,938

U.S. Treasury Inflation-Index Bonds - 8.30%

3.500% due 01/15/11 ^	326,484	369,628
3.625% due 01/15/08 ^	586,210	643,068
3.875% due 01/15/09 ^	1,270,434	1,430,579
4.250% due 01/15/10 ^	337,740	392,082

		2,835,357

U.S. Treasury Notes - 3.21%

1.625% due 04/30/05	1,100,000	1,097,852

Total U.S. Treasury Obligations (Cost $7,015,536)		7,118,147

FOREIGN GOVERNMENT BONDS - 4.28%

Hong Kong Government International Bond (Hong Kong) 5.125% due 08/01/14 ~ #	100,000	103,155
Republic of Brazil (Brazil)
2.063% due 04/15/06 §	32,000	31,967
2.125% due 04/15/09 §	9,412	9,242
11.500% due 03/12/08	170,000	196,775
Republic of Peru (Peru) 9.125% due 02/21/12	172,000	193,500
United Kingdom Gilt (United Kingdom) 4.000% due 03/07/09 #	400,000	702,252
United Mexican States (Mexico) 8.000% due 09/24/22	185,000	209,050

	Notional Amount

United Mexican States Value Recovery Rights (Mexico)
0.000% due 06/30/05 §	250,000	5,062
0.000% due 06/30/06 §	250,000	6,187
0.000% due 06/30/07 §	250,000	5,438

Total Foreign Government Bonds (Cost $1,356,259)		1,462,628

	Principal Amount

MUNICIPAL BONDS - 2.25%

California State Economic Recovery ‘A’ 5.000% due 07/01/11	100,000	111,149
Energy Northwest Washington Electric Revenue ‘A’ 5.500% due 07/01/12	100,000	113,741
Florida State Board of Education ‘A’ 5.000% due 06/01/32	100,000	102,465
Golden State Tobacco Securitization Corp CA ‘A’ 6.250% due 06/01/33	50,000	47,326
6.750% due 06/01/39	100,000	96,619
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue NY ‘E’ 5.000% due 06/15/34	100,000	101,614
San Antonio Texas Refunding ‘A’ 5.000% due 02/01/10	100,000	109,663
Tobacco Settlement Financing Corp NJ 6.000% due 06/01/37	100,000	87,328

Total Municipal Bonds (Cost $757,259)		769,905

	Notional Amount

PURCHASED CALL OPTION - 0.02%

30-Year Swaption (3-Month LIBOR vs. 5.750%) (OTC) Strike @ 5.75 Exp. 04/27/09 100,000 Contracts	100,000	8,117

Total Purchased Call Option (Cost $5,170)		8,117

PURCHASED PUT OPTIONS - 0.02%

Eurodollar December Futures (CME) Strike @ 95.00 Exp. 12/13/04 7 Contracts	7,000,000	44
Eurodollar March Futures (CME) Strike @ 93.25 Exp. 03/14/05 9 Contracts	9,000,000	—
Eurodollar June Futures (CME) Strike @ 91.50 Exp. 06/13/05 7 Contracts	7,000,000	44
30-Year Swaption (3-Month LIBOR vs. 6.250%) (OTC) Strike @ 6.25% Exp. 04/27/09 100,000 Contracts	100,000	5,860

Total Purchased Put Options (Cost $7,424)		5,948

	Principal Amount

SHORT-TERM INVESTMENTS - 48.73%

Commercial Paper - 40.28%

ABN-AMRO North America Finance Inc 1.925% due 01/24/05	900,000	894,400
1.945% due 01/31/05	100,000	99,334
Altria Group Inc 2.394% due 10/29/04 §	100,000	99,984
ANZ DE Inc 1.845% due 12/17/04	500,000	498,031
ASB Bank Ltd 1.730% due 12/03/04	400,000	398,735
Bank of Ireland (Ireland) 1.750% due 12/06/04	700,000	697,634
CBA DE Finance 1.660% due 11/22/04	500,000	498,721
CDC Commercial Paper Corp 1.670% due 12/10/04	500,000	498,227
Danske Corp
1.510% due 10/12/04	200,000	199,906
1.580% due 10/29/04	100,000	99,873
1.790% due 12/20/04	700,000	697,125

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal Amount	Value

Dexia DE LLC 1.505% due 10/01/04	$700,000	$700,000
DnB NOR Bank ASA (Norway)
1.650% due 11/19/04	300,000	299,272
1.725% due 12/03/04	200,000	199,357
1.770% due 12/07/04	200,000	199,313
1.810% due 12/20/04	300,000	298,748
Ford Motor Credit Co
2.520% due 04/08/05	200,000	197,396
ForeningsSparbanken AB (Sweden) 1.560% due 10/21/04	100,000	99,910
General Electric Capital Corp 1.800% due 12/16/04	500,000	498,059
HBOS Treasury Services PLC (United Kingdom)
1.535% due 10/15/04	200,000	199,878
1.560% due 10/19/04	100,000	99,921
1.580% due 10/21/04	500,000	499,558
1.580% due 10/26/04	100,000	99,888
1.780% due 12/08/04	100,000	99,656
ING U.S. Funding LLC
1.485% due 10/05/04	400,000	399,932
1.790% due 12/09/04	300,000	298,952
1.820% due 12/16/04	300,000	298,835
Lloyds TSB Bank PLC (United Kingdom) 1.530% due 10/22/04	500,000	499,535
National Australia Funding DE Inc 1.620% due 10/01/04	100,000	100,000
Royal Bank of Scotland PLC (United Kingdom)
1.540% due 10/19/04	600,000	599,525
1.630% due 11/03/04	200,000	199,697
Spintab AB (Sweden)
1.505% due 10/12/04	100,000	99,952
1.710% due 12/03/04	100,000	99,679
Stadshypotek DE Inc
1.585% due 11/08/04	600,000	598,923
1.820% due 12/14/04	300,000	298,851
Svenska Handelsbanken AB (Sweden) 1.610% due 11/10/04	400,000	399,224
UBS Finance DE LLC
1.570% due 10/25/04	300,000	299,681
1.575% due 11/09/04	400,000	399,267
1.735% due 12/03/04	100,000	99,684
1.930% due 01/24/05	200,000	198,755
Westpac Capital Corp 1.650% due 12/06/04	100,000	99,667
Westpac Trust Securities Ltd 1.460% due 10/04/04	600,000	599,925

		13,763,010

U.S. Government Agency Issues - 5.25%

Fannie Mae
1.850% due 12/08/04	800,000	797,287
1.850% due 12/22/04	300,000	298,773
Freddie Mac
1.570% due 11/15/04	100,000	99,788
1.580% due 11/22/04	100,000	99,748
1.930% due 01/24/05	500,000	496,926

		1,792,522

U.S. Treasury Bills - 1.52%

1.575% due 12/02/04 ‡	460,000	458,747
1.630% due 12/16/04 ‡	60,000	59,796

		518,543

	Shares

Money Market Funds - 1.68%

BlackRock Liquidity Funds Institutional TempCash	287,494	287,494
BlackRock Liquidity Funds Institutional TempFund	287,494	287,494

		574,988

Total Short-Term Investments (Cost $16,650,155)		16,649,063

TOTAL INVESTMENTS - 103.88% (Cost $35,174,658)		35,494,390

OTHER ASSETS & LIABILITIES, NET - (3.88%)		(1,325,522)

NET ASSETS - 100.00%		$34,168,868

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $518,543 were segregated with the custodian to cover margin requirements for the following open futures contracts as of September 30, 2004:

Type	Number of Contracts	Notional Amount		Unrealized Appreciation (Depreciation)

Euro-Bobl 5-Year Notes (12/04)	22	EUR	2,200,000	$8,645
Euro-Bund 10-Year Notes (12/04)	29		2,900,000	21,042
Eurodollar (03/05)	14		$14,000,000	(350)
Eurodollar (06/05)	15		15,000,000	(600)
Eurodollar (12/06)	2		2,000,000	5,425
90-Day GBP LIBOR (12/04)	7	GBP	3,500,000	(3,756)
90-Day GBP LIBOR (12/05)	5		2,500,000	2,546
U.S. Treasury 5-Year Notes (12/04)	7		$700,000	(328)
U.S. Treasury 10-Year Notes (12/04)	79		7,900,000	38,930
U.S. Treasury 30-Year Bonds (12/04)	29		2,900,000	(14,469)

				$57,085

(b) Transactions in written options for the period ended September 30, 2004, were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2004	7,000,000	$173,374
Options Written	—	—
Options Expired	—	—
Options Repurchased	—	—

Outstanding, September 30, 2004	7,000,000	$173,374

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

(c) Premiums received and value of written options outstanding as of September 30, 2004:

Type	Notional Amount	Premium	Value

Call - OTC 7-Year Swaption (3 month LIBOR vs. 3.800%) Strike @ 3.80 Exp. 10/07/04	$200,000	$2,064	$—

Put - OTC 7-Year Swaption (3 month LIBOR vs. 6.000%) Strike @ 6.00 Exp. 10/07/04	200,000	1,720	—

Call - OTC 10-Year Swaption (3 month LIBOR vs. 4.000%) Strike @ 4.00 Exp. 10/07/04	700,000	17,570	—

Put - OTC 10-Year Swaption (3 month LIBOR vs. 6.000%) Strike @ 6.00 Exp. 10/07/04	700,000	22,260	—

Call - OTC 7-Year Swaption (3 month LIBOR vs. 5.000%) Strike @ 5.00 Exp. 01/07/05	1,000,000	27,150	44,663

Put - OTC 7-Year Swaption (3 month LIBOR vs. 7.000%) Strike @ 7.00 Exp. 01/07/05	1,000,000	20,700	2

Call - OTC 7-Year Swaption (3 month LIBOR vs. 4.000%) Strike @ 4.00 Exp. 09/23/05	1,600,000	36,920	17,997

Put - OTC 7-Year Swaption (3 month LIBOR vs. 6.000%) Strike @ 6.00 Exp. 09/23/05	1,100,000	37,290	6,682

Put - OTC 7-Year Swaption (3 month LIBOR vs. 7.000%) Strike @ 7.00 Exp. 09/23/05	500,000	7,700	882

		$173,374	$70,226

(d) Investments sold short outstanding as of September 30, 2004:

Type	Principal Amount	Value

U.S. Treasury Notes 4.250% due 08/15/13 #	$2,000,000	$(2,030,548)

Total Investments sold short (Proceeds $2,011,112)		$(2,030,548)

(e) Swap agreements outstanding as of September 30, 2004:

Type	Notional Amount		Unrealized Appreciation

Receive fixed rate equal to 1.000% and pay to the counterparty at par in the event of default of Russian Federation Government Bond 5.000% due 03/31/30.

Broker: Lehman Brothers Holdings Inc Exp. 07/28/05		$100,000	$148

Receive fixed rate equal to 0.970% and pay to the counterparty at par in the event of default of Russian Federation Government Bond 5.000% due 03/31/30.

Broker: Lehman Brothers Holdings Inc Exp. 07/31/05		100,000	123

Receive fixed rate equal to 4.000% and pay floating rate based on 6-month GBP-LIBOR.

Broker: The Goldman Sachs Group Inc
Exp. 09/15/05	GBP	400,000	(857)

Receive fixed rate equal to 4.000% and pay floating rate based on 3-month USD-LIBOR.

Broker: Barclays Bank PLC
Exp. 12/15/06		$800,000	5,791

Broker: The Goldman Sachs Group Inc
Exp. 12/15/06		2,800,000	373

Broker: The Goldman Sachs Group Inc
Exp. 12/15/07		200,000	2,099

Receive fixed rate equal to 4.500% and pay floating rate based on 3-month SEK-LIBOR.

Broker: JPMorgan & Chase Co
Exp. 06/17/08	SEK	2,900,000	11,029

Broker: Merrill Lynch & Co Inc
Exp. 06/17/08		7,100,000	3,041

Receive from the counterparty at par in the event of default of Johnson & Johnson 3.800% due 05/15/13, and pay fixed rate equal to 0.110%.

Broker: Lehman Brothers Holdings Inc
Exp. 12/20/08		$100,000	(70)

Receive from the counterparty at par in the event of default of The Home Depot Inc 5.375% due 04/01/06, and pay fixed rate equal to 0.120%.

Broker: Lehman Brothers Holdings Inc
Exp. 12/20/08		100,000	79

Receive from the counterparty at par in the event of default of Wal-Mart Stores 3.375% due 10/01/08, and pay fixed rate equal to 0.140%.

Broker: Citigroup Inc
Exp. 12/20/08		100,000	140

Receive from the counterparty at par in the event of default of Eli Lilly 6.000% due 03/15/12, and pay fixed rate equal to 0.160%.

Broker: Barclays Bank PLC
Exp. 12/20/08		100,000	151

Receive from the counterparty at par in the event of default of Emerson Electric Co 4.625% due 10/15/12, and pay fixed rate equal to 0.210%.

Broker: Morgan Stanley
Exp. 12/20/08		100,000	(78)

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF PIMCO MANAGED BOND FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

Type	Notional Amount		Unrealized Appreciation (Depreciation)

Receive from the counterparty at par in the event of default of Gannett Co Inc 6.375% due 04/01/12, and pay fixed rate equal to 0.220%.

Broker: Merrill Lynch & Co Inc
Exp. 12/20/08		$100,000	$316

Receive from the counterparty at par in the event of default of Allstate Corp 6.125% due 02/15/12, and pay fixed rate equal to 0.260%.

Broker: Morgan Stanley
Exp. 12/20/08		100,000	(112)

Receive from the counterparty at par in the event of default of Eaton Corp 5.750% due 07/15/12, and pay fixed rate equal to 0.280%.

Broker: Citigroup Inc
Exp. 12/20/08		100,000	(346)

Receive from the counterparty at par in the event of default of Fedex Corp 7.250% due 10/15/12, and pay fixed rate equal to 0.290%.

Broker: Barclays Bank PLC
Exp. 12/20/08		100,000	368

Receive from the counterparty at par in the event of default of Whirlpool Corp 8.600% due 05/01/10, and pay fixed rate equal to 0.290%.

Broker: Lehman Brothers Holdings Inc
Exp. 12/20/08		100,000	1,135

Receive from the counterparty at par in the event of default of Ingersoll-Rand Co 6.480% due 06/01/25, and pay fixed rate equal to 0.320%.

Broker: Merrill Lynch & Co Inc
Exp. 12/20/08		100,000	31

Receive fixed rate equal to 4.000% and pay floating rate based on 3-month USD- LIBOR.

Broker: UBS Securities Inc
Exp. 12/15/09		500,000	11,629

Receive floating rate based on 3-month USD- LIBOR and pay fixed rate equal to 5.000%.

Broker: Barclays Bank PLC
Exp. 12/15/14		100,000	794

Broker: Lehman Brothers Holdings Inc
Exp. 12/15/14		500,000	5,836

Receive floating rate based on 6-month EUR-LIBOR and pay fixed rate equal to 5.000%.

Broker: UBS Securities Inc
Exp. 12/15/14	EUR	2,400,000	(130,664)

Receive floating rate based on 3-month USD-LIBOR and pay fixed rate equal to 5.000%.

Broker: Merrill Lynch & Co Inc
Exp. 06/16/24		$1,300,000	(69,128)

Receive floating rate based on 6-month GBP-LIBOR and pay fixed rate equal to 5.000%.

Broker: Barclays Bank PLC
Exp. 06/18/34	GBP	100,000	(1,638)

Broker: UBS Securities Inc
Exp. 06/18/34		200,000	(3,068)

Receive fixed rate equal to 6.000% and pay floating rate based on 6-month EUR-LIBOR.

Broker: JPMorgan Chase & Co
Exp. 06/18/34	EUR	400,000	7,995

			$(154,883)

(f) Forward foreign currency contracts outstanding as of September 30, 2004, were as follows:

Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	Unrealized Appreciation (Depreciation)

Buy	CNY	789,750	09/05	$(1,601)
Sell	GBP	419,000	10/04	(14,703)
Buy	JPY	72,165,000	10/04	4,003

				$(12,301)

(g) Notional and principal amount denoted in the indicated currency:

CNY – Chinese Yuan
EUR – Eurodollar
GBP – British Pounds
JPY – Japanese Yen
SEK – Swedish Krona

(h) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Short-Term Investments	48.73%
U.S. Treasury Obligations	20.83%
Mortgage-Backed Securities	20.81%
Corporate Bonds & Notes	5.69%
Foreign Government Bonds	4.28%
Municipal Bonds	2.25%
Asset-Backed Securities	1.25%
Purchased Call Option	0.02%
Purchased Put Options	0.02%

103.88%
Other Assets & Liabilities, Net	(3.88)%

100.00%

See Notes to Financial Statements

PACIFIC FUNDS
PF PACIFIC LIFE MONEY MARKET FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 99.99%

Asset-Backed Securities - 4.29%

Caterpillar Financial Asset Trust 1.370% due 05/25/05 “	$131,967	$131,926
Honda Auto Receivables Owner Trust 1.630% due 07/15/05 “	160,193	160,193
Nissan Auto Receivables Owner Trust 1.930% due 09/15/05 “	400,000	400,000
USAA Auto Owner Trust 1.080% due 03/15/05 “	107,106	107,106

		799,225

Certificates of Deposit - 7.78%

Washington Mutual Bank 1.730% due 10/18/04	750,000	750,000
Wells Fargo & Co 1.600% due 10/04/04	700,000	700,000

		1,450,000

Commercial Paper - 61.92%

3M Co 1.710% due 10/19/04	700,000	699,401
Abbott Laboratories 1.610% due 10/21/04	495,000	494,557
American Honda Finance Corp 1.540% due 10/04/04	500,000	499,936
Anheuser-Busch Cos Inc 1.620% due 10/12/04	800,000	799,604
Coca-Cola Enterprises Inc 1.530% due 10/04/04	300,000	299,962
Fortune Brands Inc 1.630% due 10/25/04	700,000	699,239
Gannett Co Inc 1.730% due 10/07/04	800,000	799,769
Koch Industries LLC 1.740% due 10/19/04	750,000	749,348
Lloyds TSB Bank PLC (United Kingdom) 1.610% due 10/07/04	500,000	499,866
Medtronic Inc 1.710% due 10/21/04	750,000	749,288
National Rural Utilities Cooperative Finance Corp 1.650% due 10/13/04	800,000	799,560
PepsiCo Inc 1.720% due 10/06/04	700,000	699,833
The Clorox Co 1.740% due 10/04/04	750,000	749,891
The Gillette Co 1.800% due 10/01/04	700,000	700,000
The New York Times Co 1.700% due 10/15/04	800,000	799,471
Toyota Motor Credit Corp (Japan) 1.580% due 10/08/04	700,000	699,785
Wal-Mart Stores Inc 1.620% due 10/05/04	800,000	799,856

		11,539,366

Corporate Notes - 4.42%

American-Express Credit Corp 1.850% due 06/24/05 §	500,000	500,211
Bank of Nova Scotia (Canada) 1.770% due 06/24/05 §	325,000	324,958

		825,169

U.S. Government Agency Issues - 21.43%

Fannie Mae
1.360% due 05/03/05	500,000	499,680
1.540% due 10/01/04	995,000	995,000
1.750% due 10/06/04	500,000	499,879
1.780% due 07/26/05 §	1,000,000	999,918
1.810% due 05/27/05	250,000	250,000
Federal Home Loan Bank
1.470% due 05/04/05	500,000	500,000
1.660% due 05/16/05	250,000	250,000

		3,994,477

	Shares

Money Market Fund - 0.15%

BlackRock Liquidity Funds Institutional TempFund	27,365	27,365

Total Short-Term Investments (Amortized Cost $18,635,602)		18,635,602

TOTAL INVESTMENTS - 99.99% (Amortized Cost $18,635,602)		18,635,602

OTHER ASSETS & LIABILITIES, NET - 0.01%		1,308

NET ASSETS - 100.00%		$18,636,910

Note to Schedule of Investments

(a) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Commercial Paper	61.92%
U.S. Government Agency Issues	21.43%
Certificates of Deposit	7.78%
Corporate Notes	4.42%
Asset-Backed Securities	4.29%
Money Market Fund	0.15%

99.99%
Other Assets & Liabilities, Net	0.01%

100.00%

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF PUTNAM EQUITY INCOME FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 3.91%

Financial Services - 0.80%

Conseco Inc 5.500%	580	$14,280
The Hartford Financial Services Group Inc 6.000%	560	33,258
The Hartford Financial Services Group Inc 7.000%	1,350	82,215
The PMI Group Inc 5.875%	500	13,050

		142,803

Health Care - 0.11%

Baxter International Inc 7.000%	80	4,300
Schering-Plough Corp 6.000%	300	15,885

		20,185

Integrated Oils - 0.20%

Amerada Hess Corp 7.000%	460	36,717

Materials & Processing - 0.40%

Boise Cascade Corp 7.500%	960	47,712
Freeport-McMoRan Copper & Gold Inc 5.500% ~	7	7,140
Hercules Trust II 6.500%	23	17,710

		72,562

Producer Durables - 1.68%

Northrop Grumman Corp 7.250%	210	21,725
Xerox Corp 6.250%	2,195	279,314

		301,039

Technology - 0.06%

Solectron Corp 7.250%	800	10,560

Utilities - 0.66%

CenterPoint Energy Inc 2.000% §	1,960	64,680
Dominion Resources Inc VA 9.500%	370	20,184
ONEOK Inc 8.500%	945	31,109
Sempra Energy 8.500%	95	2,941

		118,914

Total Convertible Preferred Stocks (Cost $641,725)		702,780

COMMON STOCKS - 93.58%

Autos & Transportation - 3.42%

Canadian National Railway Co (Canada)	2,185	105,972
Lear Corp	2,735	148,921
Union Pacific Corp	6,145	360,097

		614,990

Consumer Discretionary - 10.39%

AutoZone Inc *	1,000	77,250
Cendant Corp	4,297	92,815
Darden Restaurants Inc	3,589	83,696
Fox Entertainment Group Inc ‘A’ *	1,160	32,178
Harrah’s Entertainment Inc	2,939	155,708
Hilton Hotels Corp	2,280	42,955
Kimberly-Clark Corp	100	6,459
Liberty Media Corp ‘A’ *	14,084	122,813
Liberty Media International Inc ‘A’ *	1,125	37,526
Limited Brands Inc	4,687	104,473
Liz Claiborne Inc	820	30,930
Lowe’s Cos Inc	1,770	96,200
Mattel Inc	6,163	111,735
McDonald’s Corp	5,635	157,949
Office Depot Inc *	7,530	113,176
Republic Services Inc	2,840	84,518
Service Corp International *	25,235	156,709
The Walt Disney Co	4,518	101,881
Viacom Inc ‘B’	3,280	110,077
Whirlpool Corp	2,463	148,002

		1,867,050

Consumer Staples - 4.73%

Altria Group Inc	8,072	379,707
Coca-Cola Enterprises Inc	6,200	117,180
Colgate-Palmolive Co	2,207	99,712
General Mills Inc	2,350	105,515
H.J. Heinz Co	3,141	113,139
Rite Aid Corp *	9,943	34,999

		850,252

Energy - 0.44%

Valero Energy Corp	973	78,044

Financial Services - 35.00%

ACE Ltd (Bermuda)	7,021	281,261
American International Group Inc	2,465	167,595
Aon Corp	2,057	59,118
AXIS Capital Holdings Ltd (Bermuda)	2,367	61,542
Bank of America Corp	14,621	633,528
Berkshire Hathaway Inc ‘B’ *	32	91,872
Capital One Financial Corp	660	48,774
CIGNA Corp	1,609	112,035
CIT Group Inc	600	22,434
Citigroup Inc	18,741	826,853
Countrywide Financial Corp	2,122	83,586
Fannie Mae	2,830	179,422
Fidelity National Financial Inc	110	4,191
Freddie Mac	4,893	319,219
JPMorgan Chase & Co	11,388	452,445
KeyCorp	1,483	46,863
Lehman Brothers Holdings Inc	1,048	83,547
MBIA Inc	920	53,553
MBNA Corp	2,085	52,542
Merrill Lynch & Co Inc	2,933	145,829
MetLife Inc	840	32,466
Montpelier Re Holdings Ltd (Bermuda)	1,080	39,614
Morgan Stanley	3,480	171,564
Old Republic International Corp	1,310	32,789
Providian Financial Corp *	3,210	49,883
Radian Group Inc	850	39,296
SouthTrust Corp	118	4,916
State Street Corp	6,317	269,799
The Bank of New York Co Inc	6,792	198,123
The Chubb Corp	190	13,353
The PMI Group Inc	1,100	44,638
The St. Paul Travelers Cos Inc	4,251	140,538
Torchmark Corp	675	35,897
U.S. Bancorp	19,690	569,041
Wachovia Corp	7,550	354,473
Wells Fargo & Co	6,040	360,165
Willis Group Holdings Ltd (United Kingdom)	1,326	49,592
XL Capital Ltd ‘A’ (Bermuda)	2,133	157,821

		6,290,177

Health Care - 3.04%

Abbott Laboratories	6,000	254,160
Baxter International Inc	430	13,829

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF PUTNAM EQUITY INCOME FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value

Johnson & Johnson	784	$44,163
Medco Health Solutions Inc *	2,290	70,761
Pfizer Inc	4,310	131,886
Wyeth	820	30,668

		545,467

Integrated Oils - 11.33%

Amerada Hess Corp	1,186	105,554
BP PLC ADR (United Kingdom)	3,110	178,918
ChevronTexaco Corp	8,257	442,905
Exxon Mobil Corp	18,360	887,339
GlobalSantaFe Corp	2,300	70,495
Marathon Oil Corp	1,672	69,020
Noble Corp *	2,050	92,148
Unocal Corp	4,430	190,490

		2,036,869

Materials & Processing - 5.86%

Avery Dennison Corp	802	52,755
Boise Cascade Corp	3,070	102,170
Energizer Holdings Inc *	740	34,114
Engelhard Corp	1,921	54,460
Masco Corp	9,779	337,669
PPG Industries Inc	1,352	82,851
Smurfit-Stone Container Corp *	6,940	134,428
Sonoco Products Co	3,488	92,223
The Dow Chemical Co	3,613	163,235

		1,053,905

Multi-Industry - 4.11%

Eaton Corp	870	55,167
General Electric Co	4,780	160,512
Honeywell International Inc	5,110	183,245
Tyco International Ltd (Bermuda)	11,090	340,019

		738,943

Producer Durables - 4.70%

Dover Corp	1,949	75,758
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	3,440	233,817
Lennar Corp ‘A’	1,930	91,868
Lockheed Martin Corp	2,749	153,339
Northrop Grumman Corp	1,940	103,460
Parker-Hannifin Corp	93	5,474
Pitney Bowes Inc	992	43,747
The Boeing Co	1,663	85,844
Xerox Corp *	3,610	50,829

		844,136

Technology - 4.35%

Hewlett-Packard Co	23,087	432,881
Intel Corp	1,540	30,893
Microsoft Corp	5,900	163,135
Motorola Inc	1,890	34,096
Oracle Corp *	6,430	72,530
Vishay Intertechnology Inc *	3,780	48,762

		782,297

Utilities - 6.21%

BellSouth Corp	3,590	97,361
Dominion Resources Inc VA	830	54,158
Edison International	2,200	58,322
Entergy Corp	1,810	109,704
Exelon Corp	3,770	138,321
PG&E Corp *	4,180	127,072
Pinnacle West Capital Corp	98	4,067
Progress Energy Inc	1,620	68,591
Public Service Enterprise Group Inc	1,100	46,860
SBC Communications Inc	5,934	153,987
SCANA Corp	159	5,937
Sempra Energy	110	3,981
Verizon Communications Inc	5,259	207,099
Wisconsin Energy Corp	1,270	40,513

		1,115,973

Total Common Stocks (Cost $15,172,030)		16,818,103

EXCHANGE TRADED FUND - 0.48%

iShares Russell 1000 Value Index Fund	1,440	87,192

Total Exchange Traded Fund (Cost $86,115)		87,192

	Principal Amount

CONVERTIBLE CORPORATE BONDS & NOTES - 0.15%

Autos & Transportation - 0.05%

The Goodyear Tire & Rubber Co 4.000% due 06/15/34 ~	$8,000	9,390

Multi-Industry - 0.10%

Tyco International Group SA (Bermuda)
2.750% due 01/15/18 ~	5,000	7,031
2.750% due 01/15/18	7,000	9,844

		16,875

Total Convertible Corporate Bonds & Notes (Cost $22,125)		26,265

	Shares

SHORT-TERM INVESTMENT - 2.70%

Money Market Fund - 2.70%

BlackRock Liquidity Funds Institutional TempFund	485,816	485,816

Total Short-Term Investment (Cost $485,816)		485,816

TOTAL INVESTMENTS - 100.82% (Cost $16,407,811)		18,120,156

OTHER ASSETS & LIABILITIES, NET - (0.82%)		(147,901)

NET ASSETS - 100.00%		$17,972,255

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF PUTNAM EQUITY INCOME FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

Note to Schedule of Investments

(a) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Financial Services	35.80%
Integrated Oils	11.53%
Consumer Discretionary	10.39%
Utilities	6.87%
Producer Durables	6.38%
Materials & Processing	6.26%
Consumer Staples	4.73%
Technology	4.41%
Multi-Industry	4.21%
Autos & Transportation	3.47%
Health Care	3.15%
Short-Term Investment	2.70%
Exchange Traded Fund	0.48%
Energy	0.44%

100.82%
Other Assets & Liabilities, Net	(0.82)%

100.00%

See Notes to Financial Statements

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 90.68%

Consumer Discretionary - 12.17%

Kimberly-Clark Corp	9,600	$620,064
Liberty Media Corp ‘A’ *	47,000	409,840
Liberty Media International Inc ‘A’ *	2,200	73,396
Mattel Inc	24,400	442,372
McDonald’s Corp	22,000	616,660
Newell Rubbermaid Inc	15,500	310,620
Target Corp	6,300	285,075
The News Corp Ltd ADR (Australia)	16,000	501,280
Time Warner Inc *	29,000	468,060
Viacom Inc ‘B’	15,000	503,400
Wal-Mart Stores Inc	3,600	191,520
Waste Management Inc	10,500	287,070

		4,709,357

Consumer Staples - 4.66%

Altria Group Inc	18,400	865,536
Safeway Inc *	15,800	305,098
The Kroger Co *	40,900	634,768

		1,805,402

Energy - 3.01%

El Paso Corp	47,300	434,687
ENSCO International Inc	16,300	532,521
Nabors Industries Ltd * (Barbados)	4,200	198,870

		1,166,078

Financial Services - 21.71%

American Express Co	9,300	478,578
American International Group Inc	10,100	686,699
Bank of America Corp	24,000	1,039,920
Capital One Financial Corp	5,700	421,230
Equity Office Properties Trust	15,400	419,650
Equity Residential	12,900	399,900
JPMorgan Chase & Co	10,000	397,300
Loews Corp	6,400	374,400
MBNA Corp	17,300	435,960
Merrill Lynch & Co Inc	9,400	467,368
Morgan Stanley	7,300	359,890
The Bank of New York Co Inc	12,200	355,874
The Goldman Sachs Group Inc	4,300	400,932
The St. Paul Travelers Cos Inc	5,900	195,054
U.S. Bancorp	16,500	476,850
Wachovia Corp	10,600	497,670
Waddell & Reed Financial Inc ‘A’	13,900	305,800
Washington Mutual Inc	8,200	320,456
Wells Fargo & Co	6,200	369,706

		8,403,237

Health Care - 8.82%

GlaxoSmithKline PLC ADR (United Kingdom)	11,200	489,776
HCA Inc	6,900	263,235
Johnson & Johnson	6,500	366,145
Merck & Co Inc	10,500	346,500
Pfizer Inc	32,400	991,440
Schering-Plough Corp	21,300	405,978
Wyeth	14,700	549,780

		3,412,854

Integrated Oils - 8.45%

BP PLC ADR (United Kingdom)	12,300	707,619
ChevronTexaco Corp	15,000	804,600
GlobalSantaFe Corp	9,400	288,110
Marathon Oil Corp	2,600	107,328
Royal Dutch Petroleum Co ‘NY’ (Netherlands)	11,000	567,600
Total SA ADR (France)	7,800	796,926

		3,272,183

Materials & Processing - 3.92%

Alcoa Inc	11,600	389,644
Avery Dennison Corp	6,200	407,836
International Paper Co	11,800	476,838
The Dow Chemical Co	5,400	243,972

		1,518,290

Multi-Industry - 1.58%

Honeywell International Inc	17,000	609,620

Producer Durables - 4.00%

Lockheed Martin Corp	10,000	557,800
The Boeing Co	10,700	552,334
United Technologies Corp	4,700	438,886

		1,549,020

Technology - 11.00%

3Com Corp *	20,100	84,822
Celestica Inc * (Canada)	16,300	207,010
Comverse Technology Inc *	12,900	242,907
Hewlett-Packard Co	30,400	570,000
International Business Machines Corp	3,400	291,516
Lucent Technologies Inc *	53,000	168,010
Microsoft Corp	24,400	674,660
Nokia OYJ ADR (Finland)	49,200	675,024
Nortel Networks Corp * (Canada)	171,100	581,740
Novell Inc *	17,400	109,794
Solectron Corp *	59,400	294,030
Sun Microsystems Inc *	88,600	357,944

		4,257,457

Utilities - 11.36%

Ameren Corp	8,900	410,735
AT&T Corp	16,600	237,712
AT&T Wireless Services Inc *	20,600	304,468
Comcast Corp ‘A’ *	8,800	248,512
Comcast Corp Special ‘A’ *	9,600	268,032
FirstEnergy Corp	7,900	324,532
MCI Inc	19,100	319,925
Nextel Communications Inc ‘A’ *	12,000	286,080
NiSource Inc	21,400	449,614
PG&E Corp *	10,400	316,160
SBC Communications Inc	21,700	563,115
Verizon Communications Inc	17,000	669,460

		4,398,345

Total Common Stocks (Cost $32,858,223)		35,101,843

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF SALOMON BROTHERS LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 4.53%

Money Market Fund - 4.53%

BlackRock Liquidity Funds Institutional TempFund	1,751,827	$1,751,827

Total Short-Term Investment (Cost $1,751,827)		1,751,827

TOTAL INVESTMENTS - 95.21% (Cost $34,610,050)		36,853,670

OTHER ASSETS & LIABILITIES, NET - 4.79%		1,853,453

NET ASSETS - 100.00%		$38,707,123

Note to Schedule of Investments

(a) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Financial Services	21.71%
Consumer Discretionary	12.17%
Utilities	11.36%
Technology	11.00%
Health Care	8.82%
Integrated Oils	8.45%
Consumer Staples	4.66%
Short-Term Investment	4.53%
Producer Durables	4.00%
Materials & Processing	3.92%
Energy	3.01%
Multi-Industry	1.58%

95.21%
Other Assets & Liabilities, Net	4.79%

100.00%

See Notes to Financial Statements

PACIFIC FUNDS
PF VAN KAMPEN COMSTOCK FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 92.88%

Consumer Discretionary - 10.75%

Clear Channel Communications Inc	8,700	$271,179
Darden Restaurants Inc	3,800	88,616
Eastman Kodak Co	3,700	119,214
Federated Department Stores Inc	2,200	99,946
Jones Apparel Group Inc	4,000	143,200
Kimberly-Clark Corp	5,600	361,704
Liberty Media Corp ‘A’ *	21,300	185,736
Liberty Media International Inc ‘A’ *	1,630	54,380
Mattel Inc	5,000	90,650
McDonald’s Corp	7,000	196,210
The May Department Stores Co	1,800	46,134
The Walt Disney Co	9,700	218,735

		1,875,704

Consumer Staples - 4.81%

Altria Group Inc	5,200	244,608
CVS Corp	2,400	101,112
Kraft Foods Inc ‘A’	5,700	180,804
The Kroger Co *	7,800	121,056
Unilever NV ‘NY’ (Netherlands)	3,300	190,740

		838,320

Energy - 4.21%

Halliburton Co	21,800	734,442

Financial Services - 19.53%

AMBAC Financial Group Inc	1,500	119,925
Assurant Inc	2,400	62,400
Bank of America Corp	9,600	415,968
Berkshire Hathaway Inc ‘B’ *	5	14,355
Capital One Financial Corp	200	14,780
Citigroup Inc	7,900	348,548
Fannie Mae	800	50,720
Freddie Mac	10,100	658,924
Genworth Financial Inc ‘A’ *	2,900	67,570
JPMorgan Chase & Co	1,700	67,541
Lehman Brothers Holdings Inc	700	55,804
Merrill Lynch & Co Inc	1,600	79,552
MetLife Inc	2,900	112,085
PNC Financial Services Group Inc	4,000	216,400
RenaissanceRe Holdings Ltd (Bermuda)	300	15,474
SouthTrust Corp	400	16,664
SunGard Data Systems Inc *	2,400	57,048
SunTrust Banks Inc	400	28,164
The Allstate Corp	3,200	153,568
The Chubb Corp	3,500	245,980
The Goldman Sachs Group Inc	100	9,324
The St. Paul Travelers Cos Inc	1,986	65,657
Torchmark Corp	2,400	127,632
Wachovia Corp	1,600	75,120
Wells Fargo & Co	5,500	327,965

		3,407,168

Health Care - 11.70%

Aetna Inc	700	69,951
AmerisourceBergen Corp	2,200	118,162
Bristol-Myers Squibb Co	21,900	518,373
GlaxoSmithKline PLC ADR (United Kingdom)	13,800	603,474
Merck & Co Inc	1,100	36,300
Pfizer Inc	7,600	232,560
Roche Holding AG ADR (Switzerland)	1,700	175,623
Schering-Plough Corp	8,800	167,728
Wyeth	3,200	119,680

		2,041,851

Integrated Oils - 9.18%

BP PLC ADR (United Kingdom)	1,900	109,307
ConocoPhillips	2,400	198,840
GlobalSantaFe Corp	6,600	202,290
Petroleo Brasileiro SA ADR (Brazil)	5,700	200,925
Royal Dutch Petroleum Co ‘NY’ (Netherlands)	1,800	92,880
Schlumberger Ltd	4,900	329,819
Total SA ADR (France)	2,400	245,208
Transocean Inc *	6,200	221,836

		1,601,105

Materials & Processing - 12.86%

Alcoa Inc	9,600	322,464
E.I. du Pont de Nemours & Co	6,700	286,760
Georgia-Pacific Corp	12,100	434,995
International Paper Co	15,200	614,232
Rohm & Haas Co	2,900	124,613
The Dow Chemical Co	10,200	460,836

		2,243,900

Producer Durables - 0.67%

Cognex Corp	1,700	44,540
Credence Systems Corp *	3,800	27,360
Lexmark International Inc ‘A’ *	400	33,604
Novellus Systems Inc *	400	10,636

		116,140

Technology - 2.43%

Affiliated Computer Services Inc ‘A’ *	1,400	77,938
Check Point Software Technologies Ltd * (Israel)	800	13,576
Flextronics International Ltd * (Singapore)	3,800	50,350
Hewlett-Packard Co	5,200	97,500
Intel Corp	700	14,042
International Business Machines Corp	500	42,870
Jabil Circuit Inc *	700	16,100
JDS Uniphase Corp *	1,600	5,392
Microsoft Corp	1,400	38,710
Nokia OYJ ADR (Finland)	2,400	32,928
Telefonaktiebolaget LM Ericsson ADR * (Sweden)	1,100	34,364

		423,770

Utilities - 16.74%

American Electric Power Co Inc	3,300	105,468
Constellation Energy Group Inc	2,800	111,552
Dominion Resources Inc VA	2,700	176,175
FirstEnergy Corp	4,000	164,320
Public Service Enterprise Group Inc	3,000	127,800
SBC Communications Inc	20,100	521,595
Scottish Power PLC ADR (United Kingdom)	2,200	67,848
Sprint Corp	38,200	768,966
TXU Corp	5,800	277,936
Verizon Communications Inc	15,200	598,576

		2,920,236

Total Common Stocks (Cost $14,217,832)		16,202,636

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF VAN KAMPEN COMSTOCK FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 6.68%

U.S. Government Agency Issue - 6.52%

Federal Home Loan Bank 1.650% due 10/01/04	$1,138,000	$1,138,000

	Shares

Money Market Funds - 0.16%

BlackRock Liquidity Funds Institutional TempCash	13,571	13,571
BlackRock Liquidity Funds Institutional TempFund	13,570	13,570

		27,141

Total Short-Term Investments (Cost $1,165,141)		1,165,141

TOTAL INVESTMENTS - 99.56% (Cost $15,382,973)		17,367,777

OTHER ASSETS & LIABILITIES, NET - 0.44%		77,453

NET ASSETS - 100.00%		$17,445,230

Note to Schedule of Investments

(a) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Financial Services	19.53%
Utilities	16.74%
Materials & Processing	12.86%
Health Care	11.70%
Consumer Discretionary	10.75%
Integrated Oils	9.18%
Short-Term Investments	6.68%
Consumer Staples	4.81%
Energy	4.21%
Technology	2.43%
Producer Durables	0.67%

99.56%
Other Assets & Liabilities, Net	0.44%

100.00%

See Notes to Financial Statements

PACIFIC FUNDS
PF VAN KAMPEN MID-CAP GROWTH FUND
Schedule of Investments
September 30, 2004 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.28%

Autos & Transportation - 1.47%

C.H. Robinson Worldwide Inc	6,525	$302,695
Gentex Corp	4,200	147,546

		450,241

Consumer Discretionary - 35.28%

Apollo Group Inc ‘A’ *	2,050	150,408
Ask Jeeves Inc *	7,100	232,241
CDW Corp	2,290	132,889
Chico’s FAS Inc *	7,910	270,522
ChoicePoint Inc *	6,525	278,291
Coach Inc *	6,755	286,547
Corporate Executive Board Co	7,375	451,645
Dex Media Inc *	4,975	105,321
Dollar Tree Stores Inc *	15,830	426,618
Electronic Arts Inc *	7,175	329,978
Fisher Scientific International Inc *	9,810	572,217
Four Seasons Hotels Inc (Canada)	2,575	165,057
Getty Images Inc *	3,825	211,523
GTECH Holdings Corp	19,550	495,006
Harman International Industries Inc	2,120	228,430
International Game Technology	13,550	487,123
Iron Mountain Inc *	9,112	308,441
ITT Educational Services Inc *	3,225	116,261
Kmart Holding Corp *	1,250	109,338
Lamar Advertising Co ‘A’ *	13,500	561,735
Laureate Education Inc *	5,875	218,668
Outback Steakhouse Inc	6,536	271,440
P.F. Chang’s China Bistro Inc *	6,480	314,215
PETsMART Inc	12,585	357,288
R.H. Donnelley Corp *	3,000	148,080
Radio One Inc ‘D’ *	2,575	36,642
Royal Caribbean Cruises Ltd (Liberia)	19,870	866,332
Sonic Corp *	6,775	173,643
Station Casinos Inc	16,475	807,934
The ServiceMaster Co	7,950	102,237
The Washington Post Co ‘B’	168	154,560
Toys “R” Us Inc *	5,775	102,449
Univision Communications Inc ‘A’ *	17,850	564,239
Urban Outfitters Inc *	4,400	151,360
Wynn Resorts Ltd *	6,895	356,403
XM Satellite Radio Holdings Inc ‘A’ *	8,100	251,262

		10,796,343

Consumer Staples - 1.62%

Hershey Foods Corp	4,300	200,853
McCormick & Co Inc	4,300	147,662
Whole Foods Market Inc	1,725	147,988

		496,503

Energy - 2.97%

BJ Services Co	4,325	226,673
Patina Oil & Gas Corp	5,300	156,721
Smith International Inc *	4,805	291,808
XTO Energy Inc	7,175	233,044

		908,246

Financial Services - 8.00%

Ameritrade Holding Corp *	23,550	282,835
Brown & Brown Inc	3,100	141,670
Chicago Mercantile Exchange Holdings Inc	1,740	280,662
Doral Financial Corp	3,477	144,191
Global Payments Inc	6,025	322,639
Legg Mason Inc	5,130	273,275
Moody’s Corp	4,200	307,650
Plum Creek Timber Co Inc	7,700	269,731
UCBH Holdings Inc	3,525	137,722
White Mountains Insurance Group Ltd	550	289,300

		2,449,675

Health Care - 15.75%

Allergan Inc	1,500	108,825
Amylin Pharmaceuticals Inc *	4,925	101,061
Biomet Inc	6,550	307,064
C.R. Bard Inc	5,300	300,139
Celgene Corp *	3,200	186,336
Charles River Laboratories International Inc *	6,330	289,914
Dade Behring Holdings Inc *	8,675	483,354
Elan Corp PLC ADR * (Ireland)	6,500	152,100
Gen-Probe Inc *	4,525	180,412
Genzyme Corp *	4,125	224,441
Gilead Sciences Inc *	4,175	156,061
IDEXX Laboratories Inc *	3,275	166,173
ImClone Systems Inc *	3,575	188,939
INAMED Corp *	8,050	383,744
Kinetic Concepts Inc *	8,575	450,616
Patterson Cos Inc *	3,850	294,756
Stericycle Inc *	8,800	403,920
VCA Antech Inc *	21,500	443,545

		4,821,400

Integrated Oils - 4.38%

Suncor Energy Inc (Canada)	7,750	248,077
Ultra Petroleum Corp * (Canada)	22,270	1,092,344

		1,340,421

Materials & Processing - 5.76%

Ecolab Inc	4,375	137,550
Freeport-McMoRan Copper & Gold Inc ‘B’	10,125	410,062
Phelps Dodge Corp	1,650	151,850
Placer Dome Inc (Canada)	14,500	288,260
Precision Castparts Corp	1,800	108,090
Rinker Group Ltd ADR (Australia)	7,096	444,493
Sealed Air Corp *	4,790	222,017

		1,762,322

Multi-Industry - 1.45%

Brascan Corp ‘A’ (Canada)	14,742	445,208

Producer Durables - 4.78%

Crown Castle International Corp *	39,723	591,078
Graco Inc	9,100	304,850
KLA-Tencor Corp *	2,700	111,996
Lexmark International Inc ‘A’ *	2,600	218,426
NVR Inc *	428	235,828

		1,462,178

Technology - 9.74%

Adobe Systems Inc	9,015	445,972
Altera Corp *	8,000	156,560
Apple Computer Inc *	3,900	151,125
Autodesk Inc	4,800	233,424
Avaya Inc *	13,900	193,766
Cognizant Technology Solutions Corp ‘A’ *	5,150	157,126
FLIR Systems Inc *	2,400	140,400
Juniper Networks Inc *	12,325	290,870
Linear Technology Corp	8,250	298,980
Marvell Technology Group Ltd * (Bermuda)	12,575	328,585
Mercury Interactive Corp *	7,575	264,216
Network Appliance Inc *	13,875	319,125

		2,980,149

See Notes to Financial Statements	See explanation of symbols and terms on A-33

PACIFIC FUNDS
PF VAN KAMPEN MID-CAP GROWTH FUND
Schedule of Investments (Continued)
September 30, 2004 (Unaudited)

	Shares	Value

Utilities - 5.08%

Kinder Morgan Inc	2,400	$150,768
NII Holdings Inc *	6,145	253,235
NTL Inc *	7,598	471,608
Questar Corp	6,925	317,304
The AES Corp *	14,500	144,855
Western Gas Resources Inc	7,625	217,999

		1,555,769

Total Common Stocks (Cost $26,331,889)		29,468,455

	Principal Amount

SHORT-TERM INVESTMENTS - 3.49%

U.S. Government Agency Issue - 3.48%

Federal Home Loan Bank 1.650% due 10/01/04	$1,064,000	1,064,000

	Shares

Money Market Fund - 0.01%

BlackRock Liquidity Funds Institutional TempCash	3,306	3,306

Total Short-Term Investments (Cost $1,067,306)		1,067,306

TOTAL INVESTMENTS - 99.77% (Cost $27,399,195)		30,535,761

OTHER ASSETS & LIABILITIES, NET - 0.23%		69,726

NET ASSETS - 100.00%		$30,605,487

Note to Schedule of Investments

(a) As of September 30, 2004, the Fund was diversified as a percentage of net assets as follows:

Consumer Discretionary	35.28%
Health Care	15.75%
Technology	9.74%
Financial Services	8.00%
Materials & Processing	5.76%
Utilities	5.08%
Producer Durables	4.78%
Integrated Oils	4.38%
Short-Term Investments	3.49%
Energy	2.97%
Consumer Staples	1.62%
Autos & Transportation	1.47%
Multi-Industry	1.45%

99.77%
Other Assets & Liabilities, Net	0.23%

100.00%

Explanation of Symbols for Schedules of Investments

~

Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.

#	Securities purchased on a when-issued or delayed delivery basis.
*	Non-income producing securities.
‡	Securities were fully/partially segregated with the custodian to cover margin requirements for open futures contracts as of September 30, 2004.
“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Securities with their principal amount adjusted for inflation.
§	Variable rate securities. The rate listed is as of September 30, 2004.
¯	A portion of this security is subject to call/put options written.

Explanation of Terms for Schedules of Investments

ADR	American Depository Receipt
CBOE	Chicago Board of Options Exchange
GDR	Global Depository Receipt
OTC	Over the Counter
PO	Principal Only

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004 (Unaudited)

	PF Portfolio Optimization Model A	PF Portfolio Optimization Model B	PF Portfolio Optimization Model C	PF Portfolio Optimization Model D	PF Portfolio Optimization Model E	PF AIM Blue Chip Fund	PF AIM Aggressive Growth Fund

ASSETS
Investments, at cost	$12,524,576	$28,216,270	$70,573,953	$63,743,452	$27,344,899	$34,403,677	$9,358,931

Investments, at value	$12,550,584	$28,190,155	$70,510,181	$63,554,468	$27,129,258	$35,766,569	$10,129,434
Cash	70,170	73,528	64,398	311,024	13,887	1,010	807
Receivables:
Dividends and interest	35	40	196	182	36	19,871	3,137
Fund shares sold	61,905	265,178	1,240,367	826,120	225,629	88,177	17,588
Securities sold	—	—	—	—	—	—	81,194
Due from adviser	22,622	32,061	54,799	50,660	32,826	9,262	11,341
Prepaid expenses and other assets	25,107	25,814	27,673	27,558	26,045	1,669	609

Total Assets	12,730,423	28,586,776	71,897,614	64,770,012	27,427,681	35,886,558	10,244,110

LIABILITIES
Payables:
Fund shares redeemed	95	10,959	31,605	23,833	7,924	500	—
Securities purchased	70,170	73,528	64,398	311,024	13,887	—	74,477
Accrued advisory fees	—	—	—	—	—	27,206	8,148
Accrued administration fees	3,485	7,953	19,472	17,580	7,672	10,023	2,852
Accrued trustees fees	675	1,570	3,681	3,540	1,803	2,086	573
Accrued deferred trustee compensation	175	454	1,100	1,038	561	14,991	4,582
Accrued distribution and service (12b-1) fees	3,042	6,063	17,304	15,498	6,439	15,024	4,377
Accrued other	6,769	17,745	37,305	39,499	20,791	31,483	5,013
Outstanding options written, at value (premium received $2,876)	—	—	—	—	—	—	3,660

Total Liabilities	84,411	118,272	174,865	412,012	59,077	101,313	103,682

NET ASSETS	$12,646,012	$28,468,504	$71,722,749	$64,358,000	$27,368,604	$35,785,245	$10,140,428

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2004 (Unaudited)

	PF Portfolio Optimization Model A	PF Portfolio Optimization Model B	PF Portfolio Optimization Model C	PF Portfolio Optimization Model D	PF Portfolio Optimization Model E	PF AIM Blue Chip Fund	PF AIM Aggressive Growth Fund

NET ASSETS CONSIST OF:
Paid-in capital	$12,546,673	$28,275,976	$71,283,443	$64,224,189	$27,512,704	$37,468,890	$9,363,988
Accumulated undistributed net investment income (loss)	42,751	89,007	146,451	54,480	(10,555)	(109,548)	(76,421)
Accumulated undistributed net realized gain (loss)	30,580	129,636	356,627	268,315	82,096	(2,936,989)	83,142
Net unrealized appreciation (depreciation) on investments, futures, and assets and liabilities in foreign currencies	26,008	(26,115)	(63,772)	(188,984)	(215,641)	1,362,892	769,719

NET ASSETS	$12,646,012	$28,468,504	$71,722,749	$64,358,000	$27,368,604	$35,785,245	$10,140,428

Class A Shares:
Net Assets	$4,854,419	$13,513,104	$27,469,162	$24,606,354	$11,281,784	$34,054,996	$9,375,111
Shares of beneficial interest outstanding	479,177	1,338,669	2,720,146	2,454,301	1,131,066	3,490,437	850,568
Net Asset Value*	$10.13	$10.09	$10.10	$10.03	$9.97	$9.76	$11.02
Sales Charge - Maximum is 5.50% of offering price	0.59	0.59	0.59	0.58	0.58	0.57	0.64

Maximum offering price per share	$10.72	$10.68	$10.69	$10.61	$10.55	$10.33	$11.66

Class B Shares:
Net Assets	$1,028,908	$4,575,774	$11,638,577	$12,390,842	$3,933,964	$531,788	$264,633
Shares of beneficial interest outstanding	101,922	455,157	1,156,654	1,240,113	395,498	55,293	24,332
Net Asset Value and offering price per share*	$10.10	$10.05	$10.06	$9.99	$9.95	$9.62	$10.88

Class C Shares:
Net Assets	$6,762,685	$10,379,626	$32,615,010	$27,360,804	$12,152,856	$1,198,461	$500,684
Shares of beneficial interest outstanding	670,507	1,032,164	3,245,397	2,742,028	1,222,861	124,733	45,979
Net Asset Value and offering price per share*	$10.09	$10.06	$10.05	$9.98	$9.94	$9.61	$10.89

* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2004 (Unaudited)

	PF Goldman Sachs Short Duration Bond Fund	PF INVESCO Health Sciences Fund	PF INVESCO Technology Fund	PF Janus Growth LT Fund	PF Lazard International Value Fund	PF MFS International Large-Cap Fund	PF PIMCO Inflation Managed Fund

ASSETS
Investments, at cost	$22,798,503	$5,873,712	$4,389,452	$14,161,747	$30,708,290	$22,735,752	$36,371,931

Investments, at value	$22,813,064	$6,534,027	$5,185,741	$15,837,098	$33,523,027	$23,983,643	$36,811,140
Cash (1)	686,027	510,016	160,080	—	—	—	—
Foreign currency held, at value (2)	—	—	—	—	—	55,452	31,465
Receivables:
Dividends and interest	103,097	7,314	929	5,629	130,400	44,092	267,283
Fund shares sold	57,231	942	892	21,327	62,382	44,685	214,277
Securities sold	583	—	24,376	84,994	—	22,537	—
Securities sold short	—	—	—	—	—	—	607,401
Variation margin	—	—	—	—	—	—	10,425
Other	—	—	—	—	—	—	19,497
Due from adviser	18,946	8,115	9,008	10,760	12,755	14,162	6,537
Forward foreign currency contracts appreciation	—	—	—	2,047	—	—	—
Prepaid expenses and other assets	23,714	14,517	15,334	821	1,390	805	1,222

Total Assets	23,702,662	7,074,931	5,396,360	15,962,676	33,729,954	24,165,376	37,969,247

LIABILITIES
Payables:
Fund shares redeemed	—	6,233	—	—	—	30	17,500
Securities purchased	1,169	—	15,587	398,424	234,218	115,878	7,083,209
Securities sold short, at value (proceeds $607,401)	—	—	—	—	—	—	607,922
Variation margin	5,599	—	—	—	—	—	—
Accrued advisory fees	11,264	6,374	4,770	9,331	22,560	19,825	14,473
Accrued administration fees	6,570	2,028	1,518	4,355	9,289	6,609	8,442
Accrued trustees fees	1,511	432	276	917	1,168	754	1,006
Accrued deferred trustee compensation	446	4,477	3,849	6,204	8,101	4,082	3,833
Accrued distribution and service (12b-1) fees	9,579	3,153	2,345	6,527	13,845	9,705	14,518
Accrued other	14,421	10,916	13,368	4,819	13,379	22,909	22,640
Forward foreign currency contracts depreciation	—	—	—	11,263	—	—	704
Outstanding options written, at value (premium received $34,776)	—	—	—	—	—	—	164
Swap depreciation	—	—	—	—	—	—	83,525

Total Liabilities	50,559	33,613	41,713	441,840	302,560	179,792	7,857,936

NET ASSETS	$23,652,103	$7,041,318	$5,354,647	$15,520,836	$33,427,394	$23,985,584	$30,111,311

(1) Includes margin deposits segregated for futures contracts in the PF Goldman Sachs Short Duration Bond Fund of $25,000.
(2) Foreign currency held at cost for the PF MFS International Large-Cap and PF PIMCO Inflation Managed Funds were $55,410 and $30,757, respectively.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2004 (Unaudited)

	PF Goldman Sachs Short Duration Bond Fund	PF INVESCO Health Sciences Fund	PF INVESCO Technology Fund	PF Janus Growth LT Fund	PF Lazard International Value Fund	PF MFS International Large-Cap Fund	PF PIMCO Inflation Managed Fund

NET ASSETS CONSIST OF:
Paid-in capital	$23,705,898	$7,183,189	$6,162,479	$15,602,443	$30,626,336	$22,982,590	$29,817,552
Accumulated undistributed net investment income (loss)	15,540	(47,923)	(54,207)	(86,678)	109,096	43,324	29,982
Accumulated undistributed net realized loss	(66,004)	(754,385)	(1,549,914)	(1,661,131)	(125,094)	(288,891)	(139,272)
Net unrealized appreciation (depreciation) on investments, futures, and assets and liabilities in foreign currencies	(3,331)	660,437	796,289	1,666,202	2,817,056	1,248,561	403,049

NET ASSETS	$23,652,103	$7,041,318	$5,354,647	$15,520,836	$33,427,394	$23,985,584	$30,111,311

Class A Shares:
Net Assets	$23,112,731	$6,396,272	$4,918,412	$14,772,658	$32,005,763	$23,307,338	$23,922,082
Shares of beneficial interest outstanding	2,317,044	641,634	553,758	1,490,630	2,739,971	2,043,331	2,285,135
Net Asset Value*	$9.98	$9.97	$8.88	$9.91	$11.68	$11.41	$10.47
Sales Charge - Maximum is 5.50% of offering price	0.58	0.58	0.52	0.58	0.68	0.66	0.61

Maximum offering price per share	$10.56	$10.55	$9.40	$10.49	$12.36	$12.07	$11.08

Class B Shares:
Net Assets	$20,011	$200,700	$91,965	$308,157	$356,620	$268,795	$865,083
Shares of beneficial interest outstanding	2,010	20,458	10,505	31,460	30,987	23,925	82,990
Net Asset Value and offering price per share*	$9.96	$9.81	$8.75	$9.80	$11.51	$11.23	$10.42

Class C Shares:
Net Assets	$519,361	$444,346	$344,270	$440,021	$1,065,011	$409,451	$5,324,146
Shares of beneficial interest outstanding	52,200	45,258	39,378	45,065	92,530	36,394	510,923
Net Asset Value and offering price per share*	$9.95	$9.82	$8.74	$9.76	$11.51	$11.25	$10.42

* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2004 (Unaudited)

	PF PIMCO Managed Bond Fund	PF Pacific Life Money Market Fund	PF Putnam Equity Income Fund	PF Salomon Brothers Large- Cap Value Fund	PF Van Kampen Comstock Fund	PF Van Kampen Mid-Cap Growth Fund

ASSETS
Investments, at cost	$35,174,658	$18,635,602	$16,407,811	$34,610,050	$15,382,973	$27,399,195

Investments, at value	$35,494,390	$18,635,602	$18,120,156	$36,853,670	$17,367,777	$30,535,761
Cash	—	—	—	1,720,040	—	—
Foreign currency held, at value (1)	179,035	—	—	—	—	—
Receivables:
Dividends and interest	139,975	13,168	27,167	55,871	29,624	2,691
Fund shares sold	92,666	29,336	14,317	65,491	23,992	58,605
Securities sold	546,113	—	251,399	245,337	85,758	257,055
Securities sold short	2,011,112	—	—	—	—	—
Swap agreements	7,400	—	—	—	—	—
Variation margin	4,377	—	—	—	—	—
Other	50,288	—	—	—	—	—
Due from adviser	13,569	14,350	11,627	10,522	11,651	15,909
Forward foreign currency contracts appreciation	4,003	—	—	—	—	—
Prepaid expenses and other assets	2,051	1,357	1,043	1,800	849	1,124

Total Assets	38,544,979	18,693,813	18,425,709	38,952,731	17,519,651	30,871,145

LIABILITIES
Payables:
Fund shares redeemed	5,375	12,200	—	155,056	—	10
Securities purchased	1,972,856	—	384,875	—	34,249	183,654
Securities sold short, at value (proceeds $2,011,112)	2,030,548	—	—	—	—	—
Swap agreements	20,518	—	—	—	—	—
Income and capital gains distributions	4,490	—	—	—	—	—
Accrued advisory fees	16,462	6,009	13,838	26,637	13,198	21,357
Accrued administration fees	9,603	5,258	5,098	10,968	4,862	8,305
Accrued trustees fees	3,780	3,450	584	2,312	938	1,611
Accrued deferred trustee compensation	15,912	8,758	8,393	10,205	5,229	6,728
Accrued distribution and service (12b-1) fees	15,201	8,417	7,603	16,477	7,271	12,534
Accrued other	39,953	12,811	33,063	23,953	8,674	31,459
Forward foreign currency contracts depreciation	16,304	—	—	—	—	—
Outstanding options written, at value (premium received $173,374)	70,226	—	—	—	—	—
Swap depreciation	154,883	—	—	—	—	—

Total Liabilities	4,376,111	56,903	453,454	245,608	74,421	265,658

NET ASSETS	$34,168,868	$18,636,910	$17,972,255	$38,707,123	$17,445,230	$30,605,487

(1) Foreign currency held at cost for the PF PIMCO Managed Bond Fund was $175,850.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
SEPTEMBER 30, 2004 (Unaudited)

	PF PIMCO Managed Bond Fund	PF Pacific Life Money Market Fund	PF Putnam Equity Income Fund	PF Salomon Brothers Large- Cap Value Fund	PF Van Kampen Comstock Fund	PF Van Kampen Mid-Cap Growth Fund

NET ASSETS CONSIST OF:
Paid-in capital	$33,619,198	$18,629,105	$16,701,008	$37,766,366	$15,929,366	$31,370,952
Accumulated undistributed net investment income (loss)	103,788	7,862	34,454	30,935	27,816	(186,480)
Accumulated undistributed net realized gain (loss)	149,337	(57)	(475,552)	(1,333,798)	(496,756)	(3,715,551)
Net unrealized appreciation on investments, futures, and assets and liabilities in foreign currencies	296,545	—	1,712,345	2,243,620	1,984,804	3,136,566

NET ASSETS	$34,168,868	$18,636,910	$17,972,255	$38,707,123	$17,445,230	$30,605,487

Class A Shares:
Net Assets	$30,511,698	$16,539,247	$17,191,685	$36,731,711	$16,621,155	$28,909,515
Shares of beneficial interest outstanding	2,978,352	16,540,128	1,613,329	3,420,548	1,415,889	3,557,336
Net Asset Value*	$10.24	$1.00	$10.66	$10.74	$11.74	$8.13
Sales Charge - Maximum is 5.50% of offering price	0.60	—	0.62	0.63	0.68	0.47

Maximum offering price per share	$10.84	$1.00	$11.28	$11.37	$12.42	$8.60

Class B Shares:
Net Assets	$1,116,581	$421,454	$238,458	$476,827	$365,925	$587,090
Shares of beneficial interest outstanding	109,243	421,805	22,611	44,924	31,593	73,148
Net Asset Value and offering price per share*	$10.22	$1.00	$10.55	$10.61	$11.58	$8.03

Class C Shares:
Net Assets	$2,540,589	$1,676,209	$542,112	$1,498,585	$458,150	$1,108,882
Shares of beneficial interest outstanding	248,228	1,676,747	51,392	141,454	39,556	138,328
Net Asset Value and offering price per share*	$10.23	$1.00	$10.55	$10.59	$11.58	$8.02

* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (Unaudited)

	PF Portfolio Optimization Model A	PF Portfolio Optimization Model B	PF Portfolio Optimization Model C	PF Portfolio Optimization Model D	PF Portfolio Optimization Model E	PF AIM Blue Chip Fund	PF AIM Aggressive Growth Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$—	$—	$—	$—	$—	$189,220	$19,527
Dividends from mutual fund investments	50,845	109,743	209,098	115,490	20,529	—	—
Interest	185	314	793	735	208	8,465	2,875

Total Investment Income	51,030	110,057	209,891	116,225	20,737	197,685	22,402

EXPENSES
Advisory fees	—	—	—	—	—	143,997	47,541
Administration fees	15,887	39,078	91,804	84,035	41,134	53,051	16,639
Support services expenses	1,668	4,195	9,854	9,401	5,116	5,092	1,619
Custodian fees and expenses	12,301	12,604	15,414	15,208	12,673	19,373	24,040
Shareholder reports	1,103	2,709	6,400	6,127	3,271	3,772	1,453
Distribution and service (12b-1) fees
Class A	—	—	—	—	—	71,623	22,124
Class B	1,709	9,237	20,842	23,898	8,114	2,589	1,318
Class C	12,076	22,363	62,602	49,670	25,552	5,742	1,975
Transfer agency out-of-pocket expenses	7,516	18,428	43,610	41,775	22,300	33,577	14,581
Registration fees	12,705	13,549	16,562	15,365	13,971	13,831	14,267
Legal and audit fees	3,228	8,867	20,261	19,484	10,528	12,222	4,578
Trustees’ fees and expenses	1,444	3,544	8,373	8,018	4,278	4,934	1,902
Offering expenses	48,871	49,023	49,424	49,398	49,069	—	—
Other	5,012	6,227	9,369	9,150	6,578	3,583	6,562

Total Expenses	123,520	189,824	354,515	331,529	202,584	373,386	158,599
Adviser Expense Reimbursement	(109,735)	(158,224)	(271,071)	(257,961)	(168,917)	(81,227)	(64,247)

Net Expenses	13,785	31,600	83,444	73,568	33,667	292,159	94,352

NET INVESTMENT INCOME (LOSS)	37,245	78,457	126,447	42,657	(12,930)	(94,474)	(71,950)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap, and forward transactions (1)	(28,366)	(35,328)	(23,080)	(28,909)	(34,424)	(157,063)	357,594
Futures contracts and written option transactions	—	—	—	—	—	15,855	—
Foreign currency transactions	—	—	—	—	—	12	—
Capital gain distributions from mutual fund investments	59,565	164,849	380,729	298,834	116,520	—	—

Net Realized Gain (Loss)	31,199	129,521	357,649	269,925	82,096	(141,196)	357,594

Net change in unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards (1)	(27,115)	(136,050)	(319,271)	(361,901)	(276,881)	(1,010,309)	(697,888)
Futures contracts and written options	—	—	—	—	—	(13,307)	(784)
Foreign currencies	—	—	—	—	—	(17)	—

Change in Net Unrealized Depreciation	(27,115)	(136,050)	(319,271)	(361,901)	(276,881)	(1,023,633)	(698,672)

NET GAIN (LOSS)	4,084	(6,529)	38,378	(91,976)	(194,785)	(1,164,829)	(341,078)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,329	$71,928	$164,825	$(49,319)	$(207,715)	$(1,259,303)	$(413,028)

(1) Dividends were net of $317 foreign taxes withheld for the PF AIM Blue Chip Fund, and no foreign capital gains tax was withheld on realized and change in unrealized capital gains for all funds.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (Unaudited)

	PF Goldman Sachs Short Duration Bond Fund	PF INVESCO Health Sciences Fund	PF INVESCO Technology Fund	PF Janus Growth LT Fund	PF Lazard International Value Fund	PF MFS International Large-Cap Fund	PF PIMCO Inflation Managed Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$6,833	$32,466	$7,858	$44,220	$413,807	$241,595	$1,904
Interest	192,101	1,145	274	6,781	—	5,330	640,747

Total Investment Income	198,934	33,611	8,132	51,001	413,807	246,925	642,651

EXPENSES
Advisory fees	56,199	39,624	30,729	52,578	115,289	104,145	77,388
Administration fees	32,783	12,608	9,777	24,536	47,472	34,715	45,143
Support services expenses	3,943	992	894	1,795	4,282	3,582	3,361
Custodian fees and expenses	4,104	10,938	14,779	19,835	32,971	101,512	5,207
Shareholder reports	2,597	1,042	882	1,945	3,560	2,379	3,238
Distribution and service (12b-1) fees
Class A	46,263	16,648	12,813	33,257	64,734	48,234	50,249
Class B	64	1,024	516	1,553	1,710	1,314	3,863
Class C	1,075	1,703	1,793	2,037	4,457	1,405	24,619
Transfer agency out-of-pocket expenses	17,658	12,172	9,661	16,384	32,165	20,328	27,614
Registration fees	13,029	14,020	13,983	14,882	15,862	15,247	13,397
Legal and audit fees	8,314	3,067	2,821	5,941	10,624	7,549	10,138
Trustees’ fees and expenses	3,399	1,363	1,154	2,544	4,657	3,111	4,239
Offering expenses	40,173	—	—	—	—	—	—
Other	6,867	5,263	6,417	6,086	6,732	5,762	3,418

Total Expenses	236,468	120,464	106,219	183,373	344,515	349,283	271,874
Adviser Expense Reimbursement	(90,718)	(45,255)	(47,797)	(62,401)	(97,289)	(149,552)	(57,714)

Net Expenses	145,750	75,209	58,422	120,972	247,226	199,731	214,160

NET INVESTMENT INCOME (LOSS)	53,184	(41,598)	(50,290)	(69,971)	166,581	47,194	428,491

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap, and forward transactions (1)	(56,216)	411,017	(119,387)	57,223	153,602	(234,860)	2,409
Closed short positions	—	—	—	—	—	—	(23,151)
Futures contracts and written option transactions	(9,119)	—	—	—	—	—	34,170
Foreign currency transactions	—	(3,861)	(25)	(91)	(58,136)	(3,742)	(228)

Net Realized Gain (Loss)	(65,335)	407,156	(119,412)	57,132	95,466	(238,602)	13,200

Net change in unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards (1)	(36,454)	(725,761)	(456,035)	(540,808)	(235,806)	353,762	(233,207)
Short positions	—	—	—	—	—	—	(521)
Futures contracts and written options	(18,879)	—	(989)	—	—	—	42,203
Foreign currencies	—	930	—	(5,642)	(585)	(1,609)	5

Change in Net Unrealized Appreciation (Depreciation)	(55,333)	(724,831)	(457,024)	(546,450)	(236,391)	352,153	(191,520)

NET GAIN (LOSS)	(120,668)	(317,675)	(576,436)	(489,318)	(140,925)	113,551	(178,320)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(67,484)	$(359,273)	$(626,726)	$(559,289)	$25,656	$160,745	$250,171

(1) Dividends were net of $0, $1,645, $764, $4,249, $54,375, $36,638, and $0 foreign taxes withheld, respectively, and no foreign capital gains tax was withheld on realized and change in unrealized capital gains for all funds.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF OPERATIONS (Continued)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (Unaudited)

	PF PIMCO Managed Bond Fund	PF Pacific Life Money Market Fund	PF Putnam Equity Income Fund	PF Salomon Brothers Large- Cap Value Fund	PF Van Kampen Comstock Fund	PF Van Kampen Mid-Cap Growth Fund

INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$3,269	$291	$199,950	$340,447	$169,091	$45,853
Interest	391,193	109,150	2,166	2,689	6,671	6,973

Total Investment Income	394,462	109,441	202,116	343,136	175,762	52,826

EXPENSES
Advisory fees	85,685	34,530	78,685	140,486	70,543	111,415
Administration fees	49,983	30,214	28,989	57,847	25,989	43,328
Support services expenses	4,495	3,526	3,426	5,580	2,633	4,347
Custodian fees and expenses	29,805	9,741	26,063	12,214	16,540	39,543
Shareholder reports	4,648	2,925	2,426	4,422	2,186	3,079
Distribution and service (12b-1) fees
Class A	63,004	38,015	39,328	77,789	35,337	58,073
Class B	5,005	3,011	1,152	2,637	1,999	2,633
Class C	11,795	7,284	3,017	7,062	1,582	5,014
Transfer agency out-of-pocket expenses	41,074	24,514	19,598	35,748	16,925	26,293
Registration fees	15,366	14,902	13,299	15,571	15,638	16,505
Legal and audit fees	14,932	9,163	7,258	14,098	6,866	9,764
Trustees’ fees and expenses	6,082	3,828	3,174	5,784	2,860	4,029
Other	11,009	3,784	6,697	4,899	6,518	7,069

Total Expenses	342,883	185,437	233,112	384,137	205,616	331,092
Adviser Expense Reimbursement/Distributor Waiver	(113,130)	(100,815)	(73,657)	(81,789)	(62,740)	(98,250)

Net Expenses	229,753	84,622	159,455	302,348	142,876	232,842

NET INVESTMENT INCOME (LOSS)	164,709	24,819	42,661	40,788	32,886	(180,016)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment security, swap, and forward transactions (1)	108,692	—	233,191	218,612	269,624	(406,599)
Closed short positions	40,368	—	—	—	—	—
Futures contracts and written option transactions	366,720	—	—	—	—	—
Foreign currency transactions	18,664	—	—	—	—	—

Net Realized Gain (Loss)	534,444	—	233,191	218,612	269,624	(406,599)

Net change in unrealized appreciation (depreciation) on:
Investment securities, swaps and forwards (1)	(183,967)	—	(286,329)	(694,702)	267,298	1,141,135
Short positions	(20,416)	—	—	—	—	—
Futures contracts and written options	(116,452)	—	—	—	—	—
Foreign currencies	(27,439)	—	—	—	—	—

Change in Net Unrealized Appreciation (Depreciation) .	(348,274)	—	(286,329)	(694,702)	267,298	1,141,135

NET GAIN (LOSS)	186,170	—	(53,138)	(476,090)	536,922	734,536

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$350,879	$24,819	$(10,477)	$(435,302)	$569,808	$554,520

(1) Dividends were net of $0, $0, $1,049, $3,645, $2,953, and $768, foreign taxes withheld, respectively, and no foreign capital gains tax was withheld on realized and change in unrealized capital gains for all funds.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	PF Portfolio Optimization Model A (1)		PF Portfolio Optimization Model B (1)		PF Portfolio Optimization Model C (1)

	Six-Month Period Ended September 30, 2004 (2)	Period Ended March 31, 2004	Six-Month Period Ended September 30, 2004 (2)	Period Ended March 31, 2004	Six-Month Period Ended September 30, 2004 (2)	Period Ended March 31, 2004

OPERATIONS
Net investment income	$37,245	$2,383	$78,457	$3,639	$126,447	$2,432
Net realized gain (loss)	31,199	(619)	129,521	115	357,649	(1,022)
Net change in unrealized appreciation (depreciation)	(27,115)	53,123	(136,050)	109,935	(319,271)	255,499

Net Increase in Net Assets Resulting from Operations	41,329	54,887	71,928	113,689	164,825	256,909

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Net realized gains
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	—	—	—	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	3,321,040	2,233,140	8,977,373	5,649,869	16,280,164	13,094,785
Class B	611,072	467,679	1,952,380	3,164,117	6,135,737	5,567,570
Class C	4,197,873	3,930,307	6,784,971	5,589,111	17,121,295	17,165,760
Dividends reinvestments
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Cost of shares repurchased
Class A	(452,112)	(292,937)	(729,213)	(498,468)	(1,645,480)	(443,269)
Class B	(34,009)	(23,278)	(386,005)	(178,631)	(112,481)	(19,382)
Class C	(1,184,044)	(224,935)	(1,767,175)	(275,442)	(1,428,569)	(415,115)

Net Increase in Net Assets Derived from Capital Share Transactions	6,459,820	6,089,976	14,832,331	13,450,556	36,350,666	34,950,349

NET INCREASE IN NET ASSETS	6,501,149	6,144,863	14,904,259	13,564,245	36,515,491	35,207,258

NET ASSETS
Beginning of Period	6,144,863	—	13,564,245	—	35,207,258	—

End of Period	$12,646,012	$6,144,863	$28,468,504	$13,564,245	$71,722,749	$35,207,258

Undistributed net investment income at end of period	$42,751	$5,506	$89,007	$10,550	$146,451	$20,004

(1) Operations commenced on December 31, 2003.
(2) Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Portfolio Optimization Model D (1)		PF Portfolio Optimization Model E (1)		PF AIM Blue Chip Fund

	Six-Month Period Ended September 30, 2004 (2)	Period Ended March 31, 2004	Six-Month Period Ended September 30, 2004 (2)	Period Ended March 31, 2004	Six-Month Period Ended September 30, 2004 (2)	Year Ended March 31, 2004

OPERATIONS
Net investment income (loss)	$42,657	$(4,021)	$(12,930)	$(5,932)	$(94,474)	$(117,777)
Net realized gain (loss)	269,925	(1,610)	82,096	—	(141,196)	(461,868)
Net change in unrealized appreciation (depreciation)	(361,901)	172,917	(276,881)	61,240	(1,023,633)	3,257,346

Net Increase (Decrease) in Net Assets Resulting from Operations	(49,319)	167,286	(207,715)	55,308	(1,259,303)	2,677,701

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Net realized gains
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	—	—	—	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	12,450,607	13,417,132	4,519,165	8,272,753	13,124,848	16,067,388
Class B	6,156,646	7,233,852	1,817,331	2,426,197	74,958	1,156,383
Class C	15,335,713	13,213,704	5,309,262	7,934,802	268,964	2,831,826
Dividends reinvestments
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Cost of shares repurchased
Class A	(1,223,429)	(144,669)	(1,332,828)	(126,402)	(1,295,870)	(9,951,821)
Class B	(687,044)	(301,359)	(262,271)	(17,952)	(15,521)	(1,730,319)
Class C	(667,736)	(543,384)	(938,085)	(80,961)	(107,974)	(3,883,409)
Proceeds from fund acquired (3)
Class A	—	—	—	—	—	7,488,383
Class B	—	—	—	—	—	50,735
Class C	—	—	—	—	—	142,407

Net Increase in Net Assets Derived from Capital Share Transactions	31,364,757	32,875,276	9,112,574	18,408,437	12,049,405	12,171,573

NET INCREASE IN NET ASSETS	31,315,438	33,042,562	8,904,859	18,463,745	10,790,102	14,849,274

NET ASSETS
Beginning of Period/Year	33,042,562	—	18,463,745	—	24,995,143	10,145,869

End of Period/Year	$64,358,000	$33,042,562	$27,368,604	$18,463,745	$35,785,245	$24,995,143

Undistributed net investment income (loss) at end of period/year	$54,480	$11,823	$(10,555)	$2,375	$(109,548)	$(15,074)

(1) Operations commenced on December 31, 2003.
(2) Unaudited.
(3) See Note 3 to Financial Statements.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF AIM Aggressive Growth Fund		PF Goldman Sachs Short Duration Bond Fund (1)		PF INVESCO Health Sciences Fund

	Six-Month Period Ended September 30, 2004 (2)	Year Ended March 31, 2004	Six-Month Period Ended September 30, 2004 (2)	Period Ended March 31, 2004	Six-Month Period Ended September 30, 2004 (2)	Year Ended March 31, 2004

OPERATIONS
Net investment income (loss)	$(71,950)	$(120,996)	$53,184	$6,069	$(41,598)	$(80,050)
Net realized gain (loss)	357,594	655,478	(65,335)	30,469	407,156	762,020
Net change in unrealized appreciation (depreciation)	(698,672)	1,477,627	(55,333)	52,002	(724,831)	952,317

Net Increase (Decrease) in Net Assets Resulting from Operations	(413,028)	2,012,109	(67,484)	88,540	(359,273)	1,634,287

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	(59,273)	—	—	—
Class B	—	—	(20)	—	—	—
Class C	—	—	(469)	—	—	—
Net realized gains
Class A	—	—	(30,850)	—	—	—
Class B	—	—	(16)	—	—	—
Class C	—	—	(272)	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	—	(90,900)	—	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	1,544,057	3,105,811	10,081,435	13,672,919	111,066	226,151
Class B	18,752	336,503	10,000	10,010	7,832	87,041
Class C	177,399	590,678	496,847	62,360	175,831	206,672
Dividends reinvestments
Class A	—	—	90,123	—	—	—
Class B	—	—	36	—	—	—
Class C	—	—	717	—	—	—
Cost of shares repurchased
Class A	(251,956)	(1,507,321)	(518,947)	(143,651)	(260,461)	(547,498)
Class B	(8,739)	(198,653)	—	—	(14,731)	(13,774)
Class C	(21,901)	(452,324)	(39,532)	(370)	(16,574)	(63,798)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	1,457,612	1,874,694	10,120,679	13,601,268	2,963	(105,206)

NET INCREASE (DECREASE) IN NET ASSETS	1,044,584	3,886,803	9,962,295	13,689,808	(356,310)	1,529,081

NET ASSETS
Beginning of Period/Year	9,095,844	5,209,041	13,689,808	—	7,397,628	5,868,547

End of Period/Year	$10,140,428	$9,095,844	$23,652,103	$13,689,808	$7,041,318	$7,397,628

Undistributed net investment income (loss) at end of period/year	$(76,421)	$(4,471)	$15,540	$22,118	$(47,923)	$(6,325)

(1) Operations commenced on December 31, 2003.
(2) Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF INVESCO Technology Fund		PF Janus Growth LT Fund		PF Lazard International Value Fund

	Six-Month Period Ended September 30, 2004 (1)	Year Ended March 31, 2004	Six-Month Period Ended September 30, 2004 (1)	Year Ended March 31, 2004	Six-Month Period Ended September 30, 2004 (1)	Year Ended March 31, 2004

OPERATIONS
Net investment income (loss)	$(50,290)	$(104,483)	$(69,971)	$(112,694)	$166,581	$92,834
Net realized gain (loss)	(119,412)	377,725	57,132	404,380	95,466	414,365
Net change in unrealized appreciation (depreciation)	(457,024)	1,501,793	(546,450)	2,481,096	(236,391)	3,986,597

Net Increase (Decrease) in Net Assets Resulting from Operations	(626,726)	1,775,035	(559,289)	2,772,782	25,656	4,493,796

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	—	—	(39,141)	(23,198)
Class B	—	—	—	—	—	(2,972)
Class C	—	—	—	—	—	(6,770)
Net realized gains
Class A	—	—	—	—	(320,695)	—
Class B	—	—	—	—	(4,296)	—
Class C	—	—	—	—	(10,487)	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	—	—	—	(374,619)	(32,940)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	77,428	135,549	3,794,818	5,380,341	12,382,932	38,792,992
Class B	3,864	90,911	47,327	371,333	37,764	1,526,229
Class C	47,950	289,701	71,572	894,919	336,077	3,460,266
Dividends reinvestments
Class A	—	—	—	—	359,306	22,913
Class B	—	—	—	—	3,475	2,905
Class C	—	—	—	—	—	6,759
Cost of shares repurchased
Class A	(100,421)	(209,126)	(487,991)	(2,589,629)	(412,334)	(28,999,092)
Class B	(21,563)	(26,845)	(17,430)	(513,895)	(1,747)	(2,442,743)
Class C	(32,794)	(46,241)	(14,644)	(1,386,348)	(40,526)	(5,365,157)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(25,536)	233,949	3,393,652	2,156,721	12,664,947	7,005,072

NET INCREASE (DECREASE) IN NET ASSETS	(652,262)	2,008,984	2,834,363	4,929,503	12,315,984	11,465,928

NET ASSETS
Beginning of Period/Year	6,006,909	3,997,925	12,686,473	7,756,970	21,111,410	9,645,482

End of Period/Year	$5,354,647	$6,006,909	$15,520,836	$12,686,473	$33,427,394	$21,111,410

Undistributed net investment income (loss) at end of period/year	$(54,207)	$(3,917)	$(86,678)	$(16,707)	$109,096	$(18,344)

(1) Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF MFS International Large-Cap Fund (1)		PF PIMCO Inflation Managed Fund		PF PIMCO Managed Bond Fund

	Six-Month Period Ended September 30, 2004 (2)	Year Ended March 31, 2004	Six-Month Period Ended September 30, 2004 (2)	Year Ended March 31, 2004	Six-Month Period Ended September 30, 2004 (2)	Year Ended March 31, 2004

OPERATIONS
Net investment income (loss)	$47,194	$(34,238)	$428,491	$136,733	$164,709	$351,686
Net realized gain (loss)	(238,602)	1,199,599	13,200	864,066	534,444	518,769
Net change in unrealized appreciation (depreciation)	352,153	1,176,430	(191,520)	516,399	(348,274)	397,005

Net Increase in Net Assets Resulting from Operations	160,745	2,341,791	250,171	1,517,198	350,879	1,267,460

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	—	—	(316,633)	(154,803)	(305,594)	(534,088)
Class B	—	—	(10,392)	(15,333)	(9,387)	(65,410)
Class C	—	—	(70,467)	(43,314)	(21,841)	(145,679)
Net realized gains
Class A	(393,509)	—	(556,623)	(200,394)	(299,213)	—
Class B	(5,397)	—	(21,462)	(27,945)	(11,954)	—
Class C	(5,069)	—	(139,353)	(92,770)	(28,050)	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(403,975)	—	(1,114,930)	(534,559)	(676,039)	(745,177)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	8,077,408	16,083,888	8,190,335	11,697,438	11,858,518	36,395,333
Class B	10,236	384,450	199,486	2,456,030	322,371	1,897,466
Class C	193,574	598,210	2,396,389	7,431,039	647,835	5,604,847
Dividends reinvestments
Class A	393,369	—	870,447	354,500	580,543	439,156
Class B	4,018	—	30,338	42,578	19,644	64,598
Class C	5,069	—	194,071	122,662	44,468	131,590
Cost of shares repurchased
Class A	(285,180)	(7,367,278)	(740,776)	(2,863,640)	(1,460,906)	(35,689,854)
Class B	(4,853)	(257,516)	(32,423)	(2,010,159)	(180,956)	(3,010,031)
Class C	(9,363)	(580,936)	(1,157,098)	(4,119,142)	(426,223)	(8,061,275)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	8,384,278	8,860,818	9,950,769	13,111,306	11,405,294	(2,228,170)

NET INCREASE (DECREASE) IN NET ASSETS	8,141,048	11,202,609	9,086,010	14,093,945	11,080,134	(1,705,887)

NET ASSETS
Beginning of Period/Year	15,844,536	4,641,927	21,025,301	6,931,356	23,088,734	24,794,621

End of Period/Year	$23,985,584	$15,844,536	$30,111,311	$21,025,301	$34,168,868	$23,088,734

Undistributed net investment income (loss) at end of period/year	$43,324	$(3,870)	$29,982	$(1,017)	$103,788	$275,901

(1) Formerly named PF MFS Global Growth Fund.
(2) Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Pacific Life Money Market Fund		PF Putnam Equity Income Fund		PF Salomon Brothers Large-Cap Value Fund

	Six-Month Period Ended September 30, 2004 (1)	Year Ended March 31, 2004	Six-Month Period Ended September 30, 2004 (1)	Year Ended March 31, 2004	Six-Month Period Ended September 30, 2004 (1)	Year Ended March 31, 2004

OPERATIONS
Net investment income	$24,819	$20,524	$42,661	$71,119	$40,788	$37,182
Net realized gain (loss)	—	(7)	233,191	93,425	218,612	(191,570)
Net change in unrealized appreciation (depreciation)	—	—	(286,329)	3,456,331	(694,702)	6,352,314

Net Increase (Decrease) in Net Assets Resulting from Operations	24,819	20,517	(10,477)	3,620,875	(435,302)	6,197,926

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(24,268)	(22,723)	(16,667)	(64,859)	(38,347)	(19,016)
Class B	(151)	(722)	—	(1,696)	—	(1,551)
Class C	(365)	(1,079)	—	(4,870)	—	(3,132)
Net realized gains
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(24,784)	(24,524)	(16,667)	(71,425)	(38,347)	(23,699)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	7,191,144	38,550,926	2,797,991	3,995,985	13,062,513	16,905,955
Class B	340,263	1,522,624	21,200	369,933	64,844	1,355,041
Class C	2,233,192	3,533,422	162,857	1,022,608	417,251	3,456,042
Dividends reinvestments
Class A	23,820	21,253	16,660	64,756	38,126	18,591
Class B	137	662	—	1,694	—	1,431
Class C	337	1,045	—	4,870	—	3,106
Cost of shares repurchased
Class A	(5,303,026)	(37,033,673)	(112,983)	(1,526,542)	(1,249,893)	(7,962,209)
Class B	(662,702)	(1,560,988)	(4,985)	(530,783)	(132,618)	(2,258,347)
Class C	(1,513,143)	(3,651,257)	(231,773)	(1,214,318)	(166,610)	(5,252,643)

Net Increase in Net Assets Derived from Capital Share Transactions	2,310,022	1,384,014	2,648,967	2,188,203	12,033,613	6,266,967

NET INCREASE IN NET ASSETS	2,310,057	1,380,007	2,621,823	5,737,653	11,559,964	12,441,194

NET ASSETS
Beginning of Period/Year	16,326,853	14,946,846	15,350,432	9,612,779	27,147,159	14,705,965

End of Period/Year	$18,636,910	$16,326,853	$17,972,255	$15,350,432	$38,707,123	$27,147,159

Undistributed net investment income at end of period/year	$7,862	$7,827	$34,454	$8,460	$30,935	$28,494

(1) Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PF Van Kampen Comstock Fund (1)		PF Van Kampen Mid-Cap Growth Fund (2)

	Six-Month Period Ended September 30, 2004 (3)	Year Ended March 31, 2004	Six-Month Period Ended September 30, 2004 (3)	Year Ended March 31, 2004

OPERATIONS
Net investment income (loss)	$32,886	$15,554	$(180,016)	$(189,693)
Net realized gain (loss)	269,624	(34,012)	(406,599)	1,603,495
Net change in unrealized appreciation	267,298	2,444,827	1,141,135	1,983,332

Net Increase in Net Assets Resulting from Operations	569,808	2,426,369	554,520	3,397,134

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Class A	(16,574)	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Net realized gains
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	(16,574)	—	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class A	4,387,213	5,748,025	10,646,600	14,036,444
Class B	57,322	395,196	95,295	1,031,161
Class C	233,303	646,355	173,194	2,469,277
Dividends reinvestments
Class A	16,522	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Cost of shares repurchased
Class A	(256,218)	(1,296,281)	(657,762)	(4,394,169)
Class B	(154,875)	(282,850)	(19,949)	(1,389,725)
Class C	(15,497)	(618,950)	(36,624)	(3,217,337)

Net Increase in Net Assets Derived from Capital Share Transactions	4,267,770	4,591,495	10,200,754	8,535,651

NET INCREASE IN NET ASSETS	4,821,004	7,017,864	10,755,274	11,932,785

NET ASSETS
Beginning of Period/Year	12,624,226	5,606,362	19,850,213	7,917,428

End of Period/Year	$17,445,230	$12,624,226	$30,605,487	$19,850,213

Undistributed net investment income (loss) at end of period/year	$27,816	$11,504	$(186,480)	$(6,464)

(1) Formerly named PF Janus Strategic Value Fund.
(2) Formerly named PF MFS Mid-Cap Growth Fund.
(3) Unaudited.

See Notes to Financial Statements

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS
Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations

PF Portfolio Optimization Model A
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$10.15	$0.06	$(0.08)	$(0.02)
	12/31/2003 - 3/31/2004 (4)	10.00	0.02	0.13	0.15

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$10.14	$0.03	$(0.07)	$(0.04)
	12/31/2003 - 3/31/2004 (4)	10.00	—	0.14	0.14

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$10.13	$0.03	$(0.07)	$(0.04)
	12/31/2003 - 3/31/2004 (4)	10.00	—	0.13	0.13

PF Portfolio Optimization Model B
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$10.14	$0.05	$(0.10)	$(0.05)
	12/31/2003 - 3/31/2004 (4)	10.00	0.01	0.13	0.14

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$10.13	$0.02	$(0.10)	$(0.08)
	12/31/2003 - 3/31/2004 (4)	10.00	—	0.13	0.13

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$10.13	$0.02	$(0.09)	$(0.07)
	12/31/2003 - 3/31/2004 (4)	10.00	—	0.13	0.13

PF Portfolio Optimization Model C
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$10.14	$0.04	$(0.08)	$(0.04)
	12/31/2003 - 3/31/2004 (4)	10.00	0.01	0.13	0.14

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$10.13	$0.01	$(0.08)	$(0.07)
	12/31/2003 - 3/31/2004 (4)	10.00	—	0.13	0.13

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$10.12	$0.01	$(0.08)	$(0.07)
	12/31/2003 - 3/31/2004 (4)	10.00	—	0.12	0.12

PF Portfolio Optimization Model D
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$10.11	$0.02	$(0.10)	$(0.08)
	12/31/2003 - 3/31/2004 (4)	10.00	0.01	0.10	0.11

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$10.10	$—	$(0.11)	$(0.11)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.11	0.10

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$10.09	$—	$(0.11)	$(0.11)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.10	0.09

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period or Year

PF Portfolio Optimization Model A
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$10.13
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.15

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$10.10
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.14

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$10.09
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.13

PF Portfolio Optimization Model B
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$10.09
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.14

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$10.05
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.13

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$10.06
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.13

PF Portfolio Optimization Model C
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$10.10
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.14

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$10.06
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.13

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$10.05
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.12

PF Portfolio Optimization Model D
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$10.03
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.11

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$9.99
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.10

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$9.98
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.09

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Loss Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF Portfolio Optimization Model A
Class A:	4/1/2004 - 9/30/2004 (4) (5)	(0.20)%	$4,854	0.00%	2.42%	1.12%	(1.29)%	11.75%
	12/31/2003 - 3/31/2004 (4)	1.50%	1,957	0.00%	4.00%	0.61%	(3.39)%	9.38%

Class B:	4/1/2004 - 9/30/2004 (4) (5)	(0.40)%	$1,029	0.50%	2.92%	0.62%	(1.79)%	11.75%
	12/31/2003 - 3/31/2004 (4)	1.40%	449	0.50%	4.50%	0.11%	(3.89)%	9.38%

Class C:	4/1/2004 - 9/30/2004 (4) (5)	(0.40)%	$6,763	0.50%	2.92%	0.62%	(1.79)%	11.75%
	12/31/2003 - 3/31/2004 (4)	1.30%	3,739	0.50%	4.50%	0.11%	(3.89)%	9.38%

PF Portfolio Optimization Model B
Class A:	4/1/2004 - 9/30/2004 (4) (5)	(0.49)%	$13,513	0.00%	1.42%	0.99%	(0.43)%	4.63%
	12/31/2003 - 3/31/2004 (4)	1.40%	5,197	0.00%	2.36%	0.46%	(1.90)%	2.81%

Class B:	4/1/2004 - 9/30/2004 (4) (5)	(0.79)%	$4,576	0.50%	1.92%	0.49%	(0.93)%	4.63%
	12/31/2003 - 3/31/2004 (4)	1.30%	3,013	0.50%	2.86%	(0.04)%	(2.40)%	2.81%

Class C:	4/1/2004 - 9/30/2004 (4) (5)	(0.69)%	$10,380	0.50%	1.92%	0.49%	(0.93)%	4.63%
	12/31/2003 - 3/31/2004 (4)	1.30%	5,354	0.50%	2.86%	(0.04)%	(2.40)%	2.81%

PF Portfolio Optimization Model C
Class A:	4/1/2004 - 9/30/2004 (4) (5)	(0.40)%	$27,469	0.00%	1.03%	0.80%	(0.23)%	0.82%
	12/31/2003 - 3/31/2004 (4)	1.40%	12,743	0.00%	1.81%	0.36%	(1.45)%	0.86%

Class B:	4/1/2004 - 9/30/2004 (4) (5)	(0.69)%	$11,639	0.50%	1.53%	0.30%	(0.73)%	0.82%
	12/31/2003 - 3/31/2004 (4)	1.30%	5,594	0.50%	2.31%	(0.14)%	(1.95)%	0.86%

Class C:	4/1/2004 - 9/30/2004 (4) (5)	(0.69)%	$32,615	0.50%	1.53%	0.30%	(0.73)%	0.82%
	12/31/2003 - 3/31/2004 (4)	1.20%	16,870	0.50%	2.31%	(0.14)%	(1.95)%	0.86%

PF Portfolio Optimization Model D
Class A:	4/1/2004 - 9/30/2004 (4) (5)	(0.79)%	$24,606	0.00%	1.07%	0.48%	(0.59)%	0.86%
	12/31/2003 - 3/31/2004 (4)	1.10%	13,362	0.00%	1.97%	0.22%	(1.75)%	0.68%

Class B:	4/1/2004 - 9/30/2004 (4) (5)	(1.09)%	$12,391	0.50%	1.57%	(0.02)%	(1.09)%	0.86%
	12/31/2003 - 3/31/2004 (4)	1.00%	6,962	0.50%	2.47%	(0.28)%	(2.25)%	0.68%

Class C:	4/1/2004 - 9/30/2004 (4) (5)	(1.09)%	$27,361	0.50%	1.57%	(0.02)%	(1.09)%	0.86%
	12/31/2003 - 3/31/2004 (4)	0.90%	12,719	0.50%	2.47%	(0.28)%	(2.25)%	0.68%

See Notes to Financial Statements	See explanation of references on C-8

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations

PF Portfolio Optimization Model E
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$10.08	$0.01	$(0.12)	$(0.11)
	12/31/2003 - 3/31/2004 (4)	10.00	—	0.08	0.08

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$10.07	$(0.02)	$(0.10)	$(0.12)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.08	0.07

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$10.07	$(0.02)	$(0.11)	$(0.13)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.08	0.07

PF AIM Blue Chip Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$10.19	$(0.03)	$(0.40)	$(0.43)
	4/1/2003 - 3/31/2004 (4)	8.05	(0.07)	2.21	2.14
	4/1/2002 - 3/31/2003 (4)	10.96	(0.06)	(2.85)	(2.91)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.05)	1.06	1.01

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$10.07	$(0.05)	$(0.40)	$(0.45)
	4/1/2003 - 3/31/2004 (4)	7.98	(0.11)	2.20	2.09
	4/1/2002 - 3/31/2003 (4)	10.94	(0.10)	(2.86)	(2.96)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.08)	1.06	0.98

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$10.06	$(0.05)	$(0.40)	$(0.45)
	4/1/2003 - 3/31/2004 (4)	7.98	(0.11)	2.19	2.08
	4/1/2002 - 3/31/2003 (4)	10.93	(0.10)	(2.85)	(2.95)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.08)	1.06	0.98

PF AIM Aggressive Growth Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$11.53	$(0.08)	$(0.43)	$(0.51)
	4/1/2003 - 3/31/2004 (4)	8.59	(0.15)	3.09	2.94
	4/1/2002 - 3/31/2003 (4)	11.63	(0.16)	(2.88)	(3.04)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.09)	1.81	1.72

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$11.41	$(0.11)	$(0.42)	$(0.53)
	4/1/2003 - 3/31/2004 (4)	8.53	(0.22)	3.10	2.88
	4/1/2002 - 3/31/2003 (4)	11.61	(0.19)	(2.89)	(3.08)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.12)	1.80	1.68

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$11.42	$(0.11)	$(0.42)	$(0.53)
	4/1/2003 - 3/31/2004 (4)	8.55	(0.23)	3.10	2.87
	4/1/2002 - 3/31/2003 (4)	11.61	(0.19)	(2.87)	(3.06)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.12)	1.81	1.69

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period or Year

PF Portfolio Optimization Model E
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$9.97
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.08

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$9.95
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.07

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$9.94
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.07

PF AIM Blue Chip Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$9.76
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	10.19
	4/1/2002 - 3/31/2003 (4)	—	—	—	—	8.05
	9/28/2001 - 3/31/2002 (4)	(0.03)	(0.02)	—	(0.05)	10.96

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$9.62
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	10.07
	4/1/2002 - 3/31/2003 (4)	—	—	—	—	7.98
	9/28/2001 - 3/31/2002 (4)	(0.02)	(0.02)	—	(0.04)	10.94

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$9.61
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	10.06
	4/1/2002 - 3/31/2003 (4)	—	—	—	—	7.98
	9/28/2001 - 3/31/2002 (4)	(0.03)	(0.02)	—	(0.05)	10.93

PF AIM Aggressive Growth Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$11.02
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	11.53
	4/1/2002 - 3/31/2003 (4)	—	—	—	—	8.59
	9/28/2001 - 3/31/2002 (4)	(0.02)	(0.07)	—	(0.09)	11.63

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$10.88
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	11.41
	4/1/2002 - 3/31/2003 (4)	—	—	—	—	8.53
	9/28/2001 - 3/31/2002 (4)	—	(0.07)	—	(0.07)	11.61

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$10.89
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	11.42
	4/1/2002 - 3/31/2003 (4)	—	—	—	—	8.55
	9/28/2001 - 3/31/2002 (4)	(0.01)	(0.07)	—	(0.08)	11.61

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Loss Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF Portfolio Optimization Model E
Class A:	4/1/2004 - 9/30/2004 (4) (5)	(1.09)%	$11,282	0.00%	1.44%	0.18%	(1.26)%	2.37%
	12/31/2003 - 3/31/2004 (4)	0.80%	8,187	0.00%	2.02%	0.09%	(1.93)%	0.00%

Class B:	4/1/2004 - 9/30/2004 (4) (5)	(1.19)%	$3,934	0.50%	1.94%	(0.32)%	(1.76)%	2.37%
	12/31/2003 - 3/31/2004 (4)	0.70%	2,409	0.50%	2.52%	(0.41)%	(2.43)%	0.00%

Class C:	4/1/2004 - 9/30/2004 (4) (5)	(1.29)%	$12,153	0.50%	1.94%	(0.32)%	(1.76)%	2.37%
	12/31/2003 - 3/31/2004 (4)	0.70%	7,868	0.50%	2.52%	(0.41)%	(2.43)%	0.00%

PF AIM Blue Chip Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	(4.22)%	$34,055	1.90%	2.44%	(0.60)%	(1.14)%	11.86%
	4/1/2003 - 3/31/2004 (4)	26.58%	23,408	1.90%	3.12%	(0.69)%	(1.91)%	78.30%
	4/1/2002 - 3/31/2003 (4)	(26.55)%	7,922	1.90%	3.94%	(0.67)%	(2.71)%	35.58%
	9/28/2001 - 3/31/2002 (4)	10.09%	10,867	1.90%	5.99%	(0.92)%	(5.01)%	12.63%

Class B:	4/1/2004 - 9/30/2004 (4) (5)	(4.47)%	$532	2.40%	2.94%	(1.10)%	(1.64)%	11.86%
	4/1/2003 - 3/31/2004 (4)	26.19%	497	2.40%	3.62%	(1.19)%	(2.41)%	78.30%
	4/1/2002 - 3/31/2003 (4)	(27.06)%	757	2.40%	4.44%	(1.17)%	(3.21)%	35.58%
	9/28/2001 - 3/31/2002 (4)	9.79%	43	2.40%	6.49%	(1.42)%	(5.51)%	12.63%

Class C:	4/1/2004 - 9/30/2004 (4) (5)	(4.47)%	$1,198	2.40%	2.94%	(1.10)%	(1.64)%	11.86%
	4/1/2003 - 3/31/2004 (4)	26.07%	1,090	2.40%	3.62%	(1.19)%	(2.41)%	78.30%
	4/1/2002 - 3/31/2003 (4)	(26.99)%	1,467	2.40%	4.44%	(1.17)%	(3.21)%	35.58%
	9/28/2001 - 3/31/2002 (4)	9.74%	154	2.40%	6.49%	(1.42)%	(5.51)%	12.63%

PF AIM Aggressive Growth Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	(4.42)%	$9,375	1.95%	3.30%	(1.48)%	(2.83)%	74.28%
	4/1/2003 - 3/31/2004 (4)	34.23%	8,469	1.95%	3.55%	(1.61)%	(3.21)%	110.77%
	4/1/2002 - 3/31/2003 (4)	(26.14)%	5,031	1.95%	4.27%	(1.66)%	(3.98)%	71.87%
	9/28/2001 - 3/31/2002 (4)	17.21%	7,654	1.95%	6.84%	(1.67)%	(6.56)%	44.75%

Class B:	4/1/2004 - 9/30/2004 (4) (5)	(4.65)%	$265	2.45%	3.80%	(1.98)%	(3.33)%	74.28%
	4/1/2003 - 3/31/2004 (4)	33.61%	267	2.45%	4.05%	(2.11)%	(3.71)%	110.77%
	4/1/2002 - 3/31/2003 (4)	(26.44)%	63	2.45%	4.77%	(2.16)%	(4.48)%	71.87%
	9/28/2001 - 3/31/2002 (4)	16.84%	12	2.45%	7.34%	(2.17)%	(7.06)%	44.75%

Class C:	4/1/2004 - 9/30/2004 (4) (5)	(4.64)%	$501	2.45%	3.80%	(1.98)%	(3.33)%	74.28%
	4/1/2003 - 3/31/2004 (4)	33.57%	360	2.45%	4.05%	(2.11)%	(3.71)%	110.77%
	4/1/2002 - 3/31/2003 (4)	(26.36)%	115	2.45%	4.77%	(2.16)%	(4.48)%	71.87%
	9/28/2001 - 3/31/2002 (4)	16.91%	25	2.45%	7.34%	(2.17)%	(7.06)%	44.75%

See Notes to Financial Statements	See explanation of references on C-8

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations

PF Goldman Sachs Short Duration Bond Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$10.09	$0.03	$(0.09)	$(0.06)
	12/31/2003 - 3/31/2004 (4)	10.00	0.01	0.08	0.09

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$10.08	$—	$(0.09)	$(0.09)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.09	0.08

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$10.08	$—	$(0.09)	$(0.09)
	12/31/2003 - 3/31/2004 (4)	10.00	(0.01)	0.09	0.08

PF INVESCO Health Sciences Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$10.48	$(0.06)	$(0.45)	$(0.51)
	4/1/2003 - 3/31/2004 (4)	8.16	(0.11)	2.43	2.32
	4/1/2002 - 3/31/2003 (4)	9.89	(0.12)	(1.61)	(1.73)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.07)	(0.02)	(0.09)

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$10.34	$(0.08)	$(0.45)	$(0.53)
	4/1/2003 - 3/31/2004 (4)	8.09	(0.16)	2.41	2.25
	4/1/2002 - 3/31/2003 (4)	9.86	(0.15)	(1.62)	(1.77)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.10)	(0.02)	(0.12)

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$10.35	$(0.08)	$(0.45)	$(0.53)
	4/1/2003 - 3/31/2004 (4)	8.10	(0.16)	2.41	2.25
	4/1/2002 - 3/31/2003 (4)	9.86	(0.15)	(1.61)	(1.76)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.10)	(0.02)	(0.12)

PF INVESCO Technology Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$9.93	$(0.08)	$(0.97)	$(1.05)
	4/1/2003 - 3/31/2004 (4)	6.88	(0.17)	3.22	3.05
	4/1/2002 - 3/31/2003 (4)	12.47	(0.14)	(5.45)	(5.59)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.12)	2.59	2.47

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$9.81	$(0.10)	$(0.96)	$(1.06)
	4/1/2003 - 3/31/2004 (4)	6.83	(0.22)	3.20	2.98
	4/1/2002 - 3/31/2003 (4)	12.44	(0.19)	(5.42)	(5.61)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.15)	2.59	2.44

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$9.80	$(0.10)	$(0.96)	$(1.06)
	4/1/2003 - 3/31/2004 (4)	6.83	(0.22)	3.19	2.97
	4/1/2002 - 3/31/2003 (4)	12.44	(0.17)	(5.44)	(5.61)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.15)	2.59	2.44

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period or Year

PF Goldman Sachs Short Duration Bond Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$(0.03)	$(0.02)	$—	$(0.05)	$9.98
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.09

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$(0.01)	$(0.02)	$—	$(0.03)	$9.96
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.08

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$(0.02)	$(0.02)	$—	$(0.04)	$9.95
	12/31/2003 - 3/31/2004 (4)	—	—	—	—	10.08

PF INVESCO Health Sciences Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$9.97
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	10.48
	4/1/2002 - 3/31/2003 (4)	—	—	—	—	8.16
	9/28/2001 - 3/31/2002 (4)	—	—	(0.02)	(0.02)	9.89

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$9.81
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	10.34
	4/1/2002 - 3/31/2003 (4)	—	—	—	—	8.09
	9/28/2001 - 3/31/2002 (4)	—	—	(0.02)	(0.02)	9.86

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$9.82
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	10.35
	4/1/2002 - 3/31/2003 (4)	—	—	—	—	8.10
	9/28/2001 - 3/31/2002 (4)	—	—	(0.02)	(0.02)	9.86

PF INVESCO Technology Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$8.88
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	9.93
	4/1/2002 - 3/31/2003 (4)	—	—	—	—	6.88
	9/28/2001 - 3/31/2002 (4)	—	—	—	—	12.47

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$8.75
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	9.81
	4/1/2002 - 3/31/2003 (4)	—	—	—	—	6.83
	9/28/2001 - 3/31/2002 (4)	—	—	—	—	12.44

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$8.74
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	9.80
	4/1/2002 - 3/31/2003 (4)	—	—	—	—	6.83
	9/28/2001 - 3/31/2002 (4	—	—	—	—	12.44

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Loss Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF Goldman Sachs Short Duration Bond Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	(0.63)%	$23,113	1.55%	2.52%	0.57%	(0.40)%	99.46%
	12/31/2003 - 3/31/2004 (4)	0.90%	13,617	1.55%	2.72%	0.23%	(0.94)%	144.88%

Class B:	4/1/2004 - 9/30/2004 (4) (5)	(0.91)%	$20	2.05%	3.02%	0.07%	(0.90)%	99.46%
	12/31/2003 - 3/31/2004 (4)	0.80%	10	2.05%	3.22%	(0.27)%	(1.44)%	144.88%

Class C:	4/1/2004 - 9/30/2004 (4) (5)	(0.92)%	$519	2.05%	3.02%	0.07%	(0.90)%	99.46%
	12/31/2003 - 3/31/2004 (4)	0.80%	62	2.05%	3.22%	(0.27)%	(1.44)%	144.88%

PF INVESCO Health Sciences Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	(4.87)%	$6,396	2.05%	3.31%	(1.12)%	(2.38)%	71.47%
	4/1/2003 - 3/31/2004 (4)	28.43%	6,877	2.05%	3.51%	(1.16)%	(2.62)%	123.34%
	4/1/2002 - 3/31/2003 (4)	(17.49)%	5,643	2.05%	4.04%	(1.37)%	(3.36)%	139.83%
	9/28/2001 - 3/31/2002 (4)	(0.92)%	7,854	2.05%	4.82%	(1.43)%	(4.20)%	22.74%

Class B:	4/1/2004 - 9/30/2004 (4) (5)	(5.13)%	$201	2.55%	3.81%	(1.62)%	(2.88)%	71.47%
	4/1/2003 - 3/31/2004 (4)	27.81%	218	2.55%	4.01%	(1.66)%	(3.12)%	123.34%
	4/1/2002 - 3/31/2003 (4)	(17.95)%	108	2.55%	4.54%	(1.87)%	(3.86)%	139.83%
	9/28/2001 - 3/31/2002 (4)	(1.22)%	37	2.55%	5.32%	(1.93)%	(4.70)%	22.74%

Class C:	4/1/2004 - 9/30/2004 (4) (5)	(5.12)%	$444	2.55%	3.81%	(1.62)%	(2.88)%	71.47%
	4/1/2003 - 3/31/2004 (4)	27.78%	302	2.55%	4.01%	(1.66)%	(3.12)%	123.34%
	4/1/2002 - 3/31/2003 (4)	(17.85)%	117	2.55%	4.54%	(1.87)%	(3.86)%	139.83%
	9/28/2001 - 3/31/2002 (4)	(1.22)%	37	2.55%	5.32%	(1.93)%	(4.70)%	22.74%

PF INVESCO Technology Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	(10.48)%	$4,918	2.05%	3.76%	(1.76)%	(3.47)%	56.50%
	4/1/2003 - 3/31/2004 (4)	44.19%	5,515	2.05%	3.75%	(1.89)%	(3.59)%	118.89%
	4/1/2002 - 3/31/2003 (4)	(44.83)%	3,885	2.05%	4.80%	(1.78)%	(4.53)%	96.29%
	9/28/2001 - 3/31/2002 (4)	24.70%	7,801	2.05%	4.81%	(1.82)%	(4.58)%	32.50%

Class B:	4/1/2004 - 9/30/2004 (4) (5)	(10.81)%	$92	2.55%	4.26%	(2.26)%	(3.97)%	56.50%
	4/1/2003 - 3/31/2004 (4)	43.63%	121	2.55%	4.25%	(2.39)%	(4.09)%	118.89%
	4/1/2002 - 3/31/2003 (4)	(45.10)%	35	2.55%	5.30%	(2.28)%	(5.03)%	96.29%
	9/28/2001 - 3/31/2002 (4)	24.40%	47	2.55%	5.31%	(2.32)%	(5.08)%	32.50%

Class C:	4/1/2004 - 9/30/2004 (4) (5)	(10.73)%	$344	2.55%	4.26%	(2.26)%	(3.97)%	56.50%
	4/1/2003 - 3/31/2004 (4)	43.34%	370	2.55%	4.25%	(2.39)%	(4.09)%	118.89%
	4/1/2002 - 3/31/2003 (4)	(45.10)%	78	2.55%	5.30%	(2.28)%	(5.03)%	96.29%
	9/28/2001 - 3/31/2002 (4)	24.40%	13	2.55%	5.31%	(2.32)%	(5.08)%	32.50%

See Notes to Financial Statements	See explanation of references on C-8

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations

PF Janus Growth LT Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$10.34	$(0.05)	$(0.38)	$(0.43)
	4/1/2003 - 3/31/2004 (4)	7.62	(0.10)	2.82	2.72
	4/1/2002 - 3/31/2003	10.32	(0.08)	(2.62)	(2.70)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.04)	0.39	0.35

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$10.24	$(0.07)	$(0.37)	$(0.44)
	4/1/2003 - 3/31/2004 (4)	7.58	(0.15)	2.81	2.66
	4/1/2002 - 3/31/2003	10.30	(0.06)	(2.66)	(2.72)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.07)	0.40	0.33

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$10.21	$(0.07)	$(0.38)	$(0.45)
	4/1/2003 - 3/31/2004 (4)	7.57	(0.15)	2.79	2.64
	4/1/2002 - 3/31/2003	10.31	(0.08)	(2.66)	(2.74)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.07)	0.40	0.33

PF Lazard International Value Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$11.89	$0.07	$(0.12)	$(0.05)
	4/1/2003 - 3/31/2004 (4)	8.73	0.06	3.13	3.19
	4/1/2002 - 3/31/2003 (4)	11.09	0.07	(2.33)	(2.26)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.02)	1.14	1.12

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$11.73	$0.04	$(0.12)	$(0.08)
	4/1/2003 - 3/31/2004 (4)	8.66	0.02	3.07	3.09
	4/1/2002 - 3/31/2003 (4)	11.08	0.02	(2.33)	(2.31)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.05)	1.14	1.09

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$11.73	$0.04	$(0.12)	$(0.08)
	4/1/2003 - 3/31/2004 (4)	8.66	0.02	3.07	3.09
	4/1/2002 - 3/31/2003 (4)	11.07	0.02	(2.32)	(2.30)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.05)	1.14	1.09

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period or Year

PF Janus Growth LT Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$9.91
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	10.34
	4/1/2002 - 3/31/2003	—	—	—	—	7.62
	9/28/2001 - 3/31/2002 (4)	(0.03)	—	—	(0.03)	10.32

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$9.80
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	10.24
	4/1/2002 - 3/31/2003	—	—	—	—	7.58
	9/28/2001 - 3/31/2002 (4)	(0.03)	—	—	(0.03)	10.30

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$—	$—	$—	$—	$9.76
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	10.21
	4/1/2002 - 3/31/2003	—	—	—	—	7.57
	9/28/2001 - 3/31/2002 (4)	(0.02)	—	—	(0.02)	10.31

PF Lazard International Value Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	$(0.02)	$(0.14)	$—	$(0.16)	$11.68
	4/1/2003 - 3/31/2004 (4)	(0.03)	—	—	(0.03)	11.89
	4/1/2002 - 3/31/2003 (4)	(0.04)	(0.06)	—	(0.10)	8.73
	9/28/2001 - 3/31/2002 (4)	(0.03)	—	—	(0.03)	11.09

Class B:	4/1/2004 - 9/30/2004 (4) (5)	$—	$(0.14)	$—	$(0.14)	$11.51
	4/1/2003 - 3/31/2004 (4)	(0.02)	—	—	(0.02)	11.73
	4/1/2002 - 3/31/2003 (4)	(0.05)	(0.06)	—	(0.11)	8.66
	9/28/2001 - 3/31/2002 (4)	(0.01)	—	—	(0.01)	11.08

Class C:	4/1/2004 - 9/30/2004 (4) (5)	$—	$(0.14)	$—	$(0.14)	$11.51
	4/1/2003 - 3/31/2004 (4)	(0.02)	—	—	(0.02)	11.73
	4/1/2002 - 3/31/2003 (4)	(0.05)	(0.06)	—	(0.11)	8.66
	9/28/2001 - 3/31/2002 (4)	(0.02)	—	—	(0.02)	11.07

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets, End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF Janus Growth LT Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	(4.16)%	$14,773	1.70%	2.59%	(0.97)%	(1.86)%	26.57%
	4/1/2003 - 3/31/2004 (4)	35.70%	11,994	1.70%	3.21%	(1.08)%	(2.59)%	42.65%
	4/1/2002 - 3/31/2003	(26.16)%	6,832	1.70%	4.01%	(0.95)%	(3.26)%	124.73%
	9/28/2001 - 3/31/2002 (4)	3.50%	9,819	1.70%	6.29%	(0.78)%	(5.37)%	64.33%

Class B:	4/1/2004 - 9/30/2004 (4) (5)	(4.30)%	$308	2.20%	3.09%	(1.47)%	(2.36)%	26.57%
	4/1/2003 - 3/31/2004 (4)	34.91%	293	2.20%	3.71%	(1.58)%	(3.09)%	42.65%
	4/1/2002 - 3/31/2003	(26.31)%	301	2.20%	4.51%	(1.45)%	(3.76)%	124.73%
	9/28/2001 - 3/31/2002 (4)	3.27%	57	2.20%	6.79%	(1.28)%	(5.87)%	64.33%

Class C:	4/1/2004 - 9/30/2004 (4) (5)	(4.41)%	$440	2.20%	3.09%	(1.47)%	(2.36)%	26.57%
	4/1/2003 - 3/31/2004 (4)	34.87%	400	2.20%	3.71%	(1.58)%	(3.09)%	42.65%
	4/1/2002 - 3/31/2003	(26.58)%	624	2.20%	4.51%	(1.45)%	(3.76)%	124.73%
	9/28/2001 - 3/31/2002 (4)	3.33%	84	2.20%	6.79%	(1.28)%	(5.87)%	64.33%

PF Lazard International Value Fund
Class A:	4/1/2004 - 9/30/2004 (4) (5)	(0.42)%	$32,006	1.80%	2.52%	1.25%	0.53%	5.28%
	4/1/2003 - 3/31/2004 (4)	36.57%	20,007	1.80%	2.86%	0.73%	(0.33)%	58.63%
	4/1/2002 - 3/31/2003 (4)	(20.50)%	7,218	1.80%	3.89%	0.76%	(1.33)%	19.60%
	9/28/2001 - 3/31/2002 (4)	11.21%	7,817	1.80%	7.07%	(0.35)%	(5.62)%	7.11%

Class B:	4/1/2004 - 9/30/2004 (4) (5)	(0.66)%	$357	2.30%	3.02%	0.75%	0.03%	5.28%
	4/1/2003 - 3/31/2004 (4)	35.79%	324	2.30%	3.36%	0.23%	(0.83)%	58.63%
	4/1/2002 - 3/31/2003 (4)	(20.93)%	771	2.30%	4.39%	0.26%	(1.83)%	19.60%
	9/28/2001 - 3/31/2002 (4)	10.95%	26	2.30%	7.57%	(0.85)%	(6.12)%	7.11%

Class C:	4/1/2004 - 9/30/2004 (4) (5)	(0.66)%	$1,065	2.30%	3.02%	0.75%	0.03%	5.28%
	4/1/2003 - 3/31/2004 (4)	35.79%	781	2.30%	3.36%	0.23%	(0.83)%	58.63%
	4/1/2002 - 3/31/2003 (4)	(20.93)%	1,656	2.30%	4.39%	0.26%	(1.83)%	19.60%
	9/28/2001 - 3/31/2002 (4)	10.91%	143	2.30%	7.57%	(0.85)%	(6.12)%	7.11%

See Notes to Financial Statements	See explanation of references on C-8

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations

PF MFS International Large-Cap Fund (6)
Class A:	4/1/2004 - 9/30/2004 (4)(5)	$11.61	$0.03	$—	$0.03
	4/1/2003 - 3/31/2004 (4)	8.20	(0.04)	3.45	3.41
	4/1/2002 - 3/31/2003 (4)	11.03	(0.04)	(2.59)	(2.63)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.05)	1.10	1.05

Class B:	4/1/2004 - 9/30/2004 (4)(5)	$11.46	$—	$—	$—
	4/1/2003 - 3/31/2004 (4)	8.14	(0.09)	3.41	3.32
	4/1/2002 - 3/31/2003 (4)	11.01	(0.08)	(2.59)	(2.67)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.08)	1.10	1.02

Class C:	4/1/2004 - 9/30/2004 (4)(5)	$11.48	$—	$—	$—
	4/1/2003 - 3/31/2004 (4)	8.14	(0.09)	3.43	3.34
	4/1/2002 - 3/31/2003 (4)	11.01	(0.08)	(2.59)	(2.67)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.08)	1.10	1.02

PF PIMCO Inflation Managed Fund
Class A:	4/1/2004 - 9/30/2004 (4)(5)	$10.93	$0.18	$(0.19)	$(0.01)
	4/1/2003 - 3/31/2004 (4)	10.28	0.12	0.96	1.08
	12/31/2002 - 3/31/2003 (4)	10.00	0.06	0.27	0.33

Class B:	4/1/2004 - 9/30/2004 (4)(5)	$10.89	$0.15	$(0.19)	$(0.04)
	4/1/2003 - 3/31/2004 (4)	10.27	0.07	0.95	1.02
	12/31/2002 - 3/31/2003 (4)	10.00	0.04	0.28	0.32

Class C:	4/1/2004 - 9/30/2004 (4)(5)	$10.89	$0.15	$(0.19)	$(0.04)
	4/1/2003 - 3/31/2004 (4)	10.27	0.07	0.95	1.02
	12/31/2002 - 3/31/2003 (4)	10.00	0.04	0.28	0.32

PF PIMCO Managed Bond Fund
Class A:	4/1/2004 - 9/30/2004 (4)(5)	$10.45	$0.06	$(0.03)	$0.03
	4/1/2003 - 3/31/2004 (4)	10.16	0.17	0.46	0.63
	4/1/2002 - 3/31/2003 (4)	9.85	0.21	1.02	1.23
	9/28/2001 - 3/31/2002	10.00	0.06	(0.09)	(0.03)

Class B:	4/1/2004 - 9/30/2004 (4)(5)	$10.44	$0.04	$(0.05)	$(0.01)
	4/1/2003 - 3/31/2004 (4)	10.14	0.12	0.46	0.58
	4/1/2002 - 3/31/2003 (4)	9.84	0.15	1.03	1.18
	9/28/2001 - 3/31/2002	10.00	0.04	(0.10)	(0.06)

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period or Year

PF MFS International Large-Cap Fund (6)
Class A:	4/1/2004 - 9/30/2004 (4)(5)	$—	$(0.23)	$—	$(0.23)	$11.41
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	11.61
	4/1/2002 - 3/31/2003 (4)	—	(0.20)	—	(0.20)	8.20
	9/28/2001 - 3/31/2002 (4)	(0.01)	(0.01)	—	(0.02)	11.03

Class B:	4/1/2004 - 9/30/2004 (4)(5)	$—	$(0.23)	$—	$(0.23)	$11.23
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	11.46
	4/1/2002 - 3/31/2003 (4)	—	(0.20)	—	(0.20)	8.14
	9/28/2001 - 3/31/2002 (4)	—	(0.01)	—	(0.01)	11.01

Class C:	4/1/2004 - 9/30/2004 (4)(5)	$—	$(0.23)	$—	$(0.23)	$11.25
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	11.48
	4/1/2002 - 3/31/2003 (4)	—	(0.20)	—	(0.20)	8.14
	9/28/2001 - 3/31/2002 (4)	—	(0.01)	—	(0.01)	11.01

PF PIMCO Inflation Managed Fund
Class A:	4/1/2004 - 9/30/2004 (4)(5)	$(0.16)	$(0.29)	$—	$(0.45)	$10.47
	4/1/2003 - 3/31/2004 (4)	(0.20)	(0.23)	—	(0.43)	10.93
	12/31/2002 - 3/31/2003 (4)	(0.05)	—	—	(0.05)	10.28

Class B:	4/1/2004 - 9/30/2004 (4)(5)	$(0.14)	$(0.29)	$—	$(0.43)	$10.42
	4/1/2003 - 3/31/2004 (4)	(0.17)	(0.23)	—	(0.40)	10.89
	12/31/2002 - 3/31/2003 (4)	(0.05)	—	—	(0.05)	10.27

Class C:	4/1/2004 - 9/30/2004 (4)(5)	$(0.14)	$(0.29)	$—	$(0.43)	$10.42
	4/1/2003 - 3/31/2004 (4)	(0.17)	(0.23)	—	(0.40)	10.89
	12/31/2002 - 3/31/2003 (4)	(0.05)	—	—	(0.05)	10.27

PF PIMCO Managed Bond Fund
Class A:	4/1/2004 - 9/30/2004 (4)(5)	$(0.12)	$(0.12)	$—	$(0.24)	$10.24
	4/1/2003 - 3/31/2004 (4)	(0.34)	—	—	(0.34)	10.45
	4/1/2002 - 3/31/2003 (4)	(0.36)	(0.56)	—	(0.92)	10.16
	9/28/2001 - 3/31/2002	(0.07)	(0.05)	—	(0.12)	9.85

Class B:	4/1/2004 - 9/30/2004 (4)(5)	$(0.09)	$(0.12)	$—	$(0.21)	$10.22
	4/1/2003 - 3/31/2004 (4)	(0.28)	—	—	(0.28)	10.44
	4/1/2002 - 3/31/2003 (4)	(0.32)	(0.56)	—	(0.88)	10.14
	9/28/2001 - 3/31/2002	(0.05)	(0.05)	—	(0.10)	9.84

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets,End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF MFS International Large-Cap Fund(6)
Class A:	4/1/2004 - 9/30/2004 (4)(5)	0.25%	$23,307	2.00%	3.51%	0.49%	(1.02)%	23.51%
	4/1/2003 - 3/31/2004 (4)	41.59%	15,358	2.03%	5.96%	(0.38)%	(4.31)%	150.05%
	4/1/2002 - 3/31/2003 (4)	(24.11)%	4,505	2.05%	9.08%	(0.40)%	(7.43)%	137.37%
	9/28/2001 - 3/31/2002 (4)	10.54%	6,808	2.05%	9.38%	(0.92)%	(8.25)%	77.66%

Class B:	4/1/2004 - 9/30/2004 (4)(5)	0.07%	$269	2.50%	4.01%	(0.01)%	(1.52)%	23.51%
	4/1/2003 - 3/31/2004 (4)	40.79%	265	2.53%	6.46%	(0.88)%	(4.81)%	150.05%
	4/1/2002 - 3/31/2003 (4)	(24.52)%	58	2.55%	9.58%	(0.90)%	(7.93)%	137.37%
	9/28/2001 - 3/31/2002 (4)	10.24%	22	2.55%	9.88%	(1.42)%	(8.75)%	77.66%

Class C:	4/1/2004 - 9/30/2004 (4)(5)	(0.01)%	$409	2.50%	4.01%	(0.01)%	(1.52)%	23.51%
	4/1/2003 - 3/31/2004 (4)	40.86%	222	2.53%	6.46%	(0.88)%	(4.81)%	150.05%
	4/1/2002 - 3/31/2003 (4)	(24.43)%	79	2.55%	9.58%	(0.90)%	(7.93)%	137.37%
	9/28/2001 - 3/31/2002 (4)	10.24%	11	2.55%	9.88%	(1.42)%	(8.75)%	77.66%

PF PIMCO Inflation Managed Fund
Class A:	4/1/2004 - 9/30/2004 (4)(5)	0.05%	$23,922	1.55%	2.00%	3.44%	2.99%	150.46%
	4/1/2003 - 3/31/2004 (4)	10.75%	16,263	1.55%	2.73%	1.13%	(0.05)%	507.96%
	12/31/2002 - 3/31/2003 (4)	3.30%	6,290	1.55%	4.00%	2.19%	(0.26)%	199.92%

Class B:	4/1/2004 - 9/30/2004 (4)(5)	(0.26)%	$865	2.05%	2.50%	2.94%	2.49%	150.46%
	4/1/2003 - 3/31/2004 (4)	10.20%	697	2.05%	3.23%	0.63%	(0.55)%	507.96%
	12/31/2002 - 3/31/2003 (4)	3.16%	161	2.05%	4.50%	1.69%	(0.76)%	199.92%

Class C:	4/1/2004 - 9/30/2004 (4)(5)	(0.25)%	$5,324	2.05%	2.50%	2.94%	2.49%	150.46%
	4/1/2003 - 3/31/2004 (4)	10.27%	4,065	2.05%	3.23%	0.63%	(0.55)%	507.96%
	12/31/2002 - 3/31/2003 (4)	3.11%	480	2.05%	4.50%	1.69%	(0.76)%	199.92%

PF PIMCO Managed Bond Fund
Class A:	4/1/2004 - 9/30/2004 (4)(5)	0.32%	$30,512	1.55%	2.34%	1.21%	0.42%	107.09%
	4/1/2003 - 3/31/2004 (4)	6.28%	19,802	1.55%	2.86%	1.65%	0.34%	459.70%
	4/1/2002 - 3/31/2003 (4)	12.80%	18,236	1.55%	2.82%	2.02%	0.75%	445.26%
	9/28/2001 - 3/31/2002	(0.28)%	33,055	1.55%	2.54%	1.16%	0.17%	522.25%

Class B:	4/1/2004 - 9/30/2004 (4)(5)	(0.03)%	$1,117	2.05%	2.84%	0.71%	(0.08)%	107.09%
	4/1/2003 - 3/31/2004 (4)	5.86%	972	2.05%	3.36%	1.15%	(0.16)%	459.70%
	4/1/2002 - 3/31/2003 (4)	12.27%	1,986	2.05%	3.32%	1.52%	0.25%	445.26%
	9/28/2001 - 3/31/2002	(0.55)%	173	2.05%	3.04%	0.66%	(0.33)%	522.25%

See Notes to Financial Statements	See explanation of references on C-8

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations

PF PIMCO Managed Bond Fund
Class C:	4/1/2004 - 9/30/2004 (4)(5)	$10.44	$0.04		$(0.04)	$—
	4/1/2003 - 3/31/2004 (4)	10.14	0.12		0.46	0.58
	4/1/2002 - 3/31/2003 (4)	9.84	0.15		1.03	1.18
	9/28/2001 - 3/31/2002	10.00	0.04		(0.10)	(0.06)

PF Pacific Life Money Market Fund
Class A:	4/1/2004 - 9/30/2004 (5)	$1.00	$—	(7)	$—	$—
	4/1/2003 - 3/31/2004	1.00	—	(7)	—	—
	4/1/2002 - 3/31/2003	1.00	0.01		—	0.01
	9/28/2001 - 3/31/2002	1.00	—	(7)	—	—

Class B:	4/1/2004 - 9/30/2004 (5)	$1.00	$—		$—	$—
	4/1/2003 - 3/31/2004	1.00	—	(7)	—	—
	4/1/2002 - 3/31/2003	1.00	—	(7)	—	—
	9/28/2001 - 3/31/2002	1.00	—	(7)	—	—

Class C:	4/1/2004 - 9/30/2004 (5)	$1.00	$—		$—	$—
	4/1/2003 - 3/31/2004	1.00	—	(7)	—	—
	4/1/2002 - 3/31/2003	1.00	—	(7)	—	—
	9/28/2001 - 3/31/2002	1.00	—	(7)	—	—

PF Putnam Equity Income Fund
Class A:	4/1/2004 - 9/30/2004 (4)(5)	$10.70	$0.03		$(0.06)	$(0.03)
	4/1/2003 - 3/31/2004	7.91	0.06		2.79	2.85
	4/1/2002 - 3/31/2003	10.45	0.06		(2.51)	(2.45)
	12/31/2001 - 3/31/2002 (4)	10.00	0.01		0.44	0.45

Class B:	4/1/2004 - 9/30/2004 (4)(5)	$10.60	$—		$(0.05)	$(0.05)
	4/1/2003 - 3/31/2004	7.85	0.01		2.77	2.78
	4/1/2002 - 3/31/2003	10.43	0.04		(2.52)	(2.48)
	12/31/2001 - 3/31/2002 (4)	10.00	(0.01)		0.44	0.43

Class C:	4/1/2004 - 9/30/2004 (4)(5)	$10.61	$—		$(0.06)	$(0.06)
	4/1/2003 - 3/31/2004	7.86	0.01		2.78	2.79
	4/1/2002 - 3/31/2003	10.43	0.03		(2.50)	(2.47)
	12/31/2001 - 3/31/2002 (4)	10.00	(0.01)		0.44	0.43

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period or Year

PF PIMCO Managed Bond Fund
Class C:	4/1/2004 - 9/30/2004 (4)(5)	$(0.09)	$(0.12)	$—	$(0.21)	$10.23
	4/1/2003 - 3/31/2004 (4)	(0.28)	—	—	(0.28)	10.44
	4/1/2002 - 3/31/2003 (4)	(0.32)	(0.56)	—	(0.88)	10.14
	9/28/2001 - 3/31/2002	(0.05)	(0.05)	—	(0.10)	9.84

PF Pacific Life Money Market Fund
Class A:	4/1/2004 - 9/30/2004 (5)	$— (7)	$—	$—	$—	$1.00
	4/1/2003 - 3/31/2004	— (7)	—	—	—	1.00
	4/1/2002 - 3/31/2003	(0.01)	—	—	(0.01)	1.00
	9/28/2001 - 3/31/2002	— (7)	—	—	—	1.00

Class B:	4/1/2004 - 9/30/2004 (5)	$—	$—	$—	$—	$1.00
	4/1/2003 - 3/31/2004	— (7)	—	—	—	1.00
	4/1/2002 - 3/31/2003	— (7)	—	—	—	1.00
	9/28/2001 - 3/31/2002	— (7)	—	—	—	1.00

Class C:	4/1/2004 - 9/30/2004 (5)	$—	$—	$—	$—	$1.00
	4/1/2003 - 3/31/2004	— (7)	—	—	—	1.00
	4/1/2002 - 3/31/2003	— (7)	—	—	—	1.00
	9/28/2001 - 3/31/2002	— (7)	—	—	—	1.00

PF Putnam Equity Income Fund
Class A:	4/1/2004 - 9/30/2004 (4)(5)	$(0.01)	$—	$—	$(0.01)	$10.66
	4/1/2003 - 3/31/2004	(0.06)	—	—	(0.06)	10.70
	4/1/2002 - 3/31/2003	(0.09)	—	—	(0.09)	7.91
	12/31/2001 - 3/31/2002 (4)	—	—	—	—	10.45

Class B:	4/1/2004 - 9/30/2004 (4)(5)	$—	$—	$—	$—	$10.55
	4/1/2003 - 3/31/2004	(0.03)	—	—	(0.03)	10.60
	4/1/2002 - 3/31/2003	(0.10)	—	—	(0.10)	7.85
	12/31/2001 - 3/31/2002 (4)	—	—	—	—	10.43

Class C:	4/1/2004 - 9/30/2004 (4)(5)	$—	$—	$—	$—	$10.55
	4/1/2003 - 3/31/2004	(0.04)	—	—	(0.04)	10.61
	4/1/2002 - 3/31/2003	(0.10)	—	—	(0.10)	7.86
	12/31/2001 - 3/31/2002 (4)	—	—	—	—	10.43

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets,End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)		Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)		Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF PIMCO Managed Bond Fund
Class C:	4/1/2004 - 9/30/2004 (4)(5)	0.07%	$2,541	2.05%		2.84%	0.71%		(0.08)%	107.09%
	4/1/2003 - 3/31/2004 (4)	5.86%	2,315	2.05%		3.36%	1.15%		(0.16)%	459.70%
	4/1/2002 - 3/31/2003 (4)	12.28%	4,573	2.05%		3.32%	1.52%		0.25%	445.26%
	9/28/2001 - 3/31/2002	(0.57)%	370	2.05%		3.04%	0.66%		(0.33)%	522.25%

PF Pacific Life Money Market Fund
Class A:	4/1/2004 - 9/30/2004 (5)	0.16%	$16,539	0.95%		2.09%	0.32%		(0.82)%	N/A
	4/1/2003 - 3/31/2004	0.18%	14,627	0.95%		2.53%	0.14%		(1.44)%	N/A
	4/1/2002 - 3/31/2003	0.58%	13,092	1.08%		2.50%	0.59%		(0.83)%	N/A
	9/28/2001 - 3/31/2002	0.33%	27,056	1.35%		2.59%	0.57%		(0.67)%	N/A

Class B:	4/1/2004 - 9/30/2004 (5)	0.02%	$421	1.16	%(8)	2.59%	0.11	%(8)	(1.32)%	N/A
	4/1/2003 - 3/31/2004	0.06%	744	1.06	%(8)	3.03%	0.03	%(8)	(1.94)%	N/A
	4/1/2002 - 3/31/2003	0.12%	782	1.49	%(8)	3.00%	0.18	%(8)	(1.33)%	N/A
	9/28/2001 - 3/31/2002	0.09%	88	1.85%		3.09%	0.07%		(1.17)%	N/A

Class C:	4/1/2004 - 9/30/2004 (5)	0.02%	$1,676	1.22	%(8)	2.59%	0.05	%(8)	(1.32)%	N/A
	4/1/2003 - 3/31/2004	0.06%	956	1.06	%(8)	3.03%	0.03	%(8)	(1.94)%	N/A
	4/1/2002 - 3/31/2003	0.12%	1,073	1.49	%(8)	3.00%	0.18	%(8)	(1.33)%	N/A
	9/28/2001 - 3/31/2002	0.09%	75	1.85%		3.09%	0.07%		(1.17)%	N/A

PF Putnam Equity Income Fund
Class A:	4/1/2004 - 9/30/2004 (4)(5)	(0.27)%	$17,192	1.90%		2.79%	0.54%		(0.35)%	31.21%
	4/1/2003 - 3/31/2004	36.03%	14,511	1.90%		3.28%	0.62%		(0.77)%	64.58%
	4/1/2002 - 3/31/2003	(23.59)%	8,812	1.90%		4.38%	0.59%		(1.89)%	45.60%
	12/31/2001 - 3/31/2002 (4)	4.50%	10,877	1.90%		5.97%	0.20%		(3.87)%	10.27%

Class B:	4/1/2004 - 9/30/2004 (4)(5)	(0.47)%	$238	2.40%		3.29%	0.04%		(0.85)%	31.21%
	4/1/2003 - 3/31/2004	35.48%	223	2.40%		3.78%	0.12%		(1.27)%	64.58%
	4/1/2002 - 3/31/2003	(23.92)%	265	2.40%		4.88%	0.09%		(2.39)%	45.60%
	12/31/2001 - 3/31/2002 (4)	4.30%	13	2.40%		6.47%	(0.30)%		(4.37)%	10.27%

Class C:	4/1/2004 - 9/30/2004 (4)(5)	(0.57)%	$542	2.40%		3.29%	0.04%		(0.85)%	31.21%
	4/1/2003 - 3/31/2004	35.51%	616	2.40%		3.78%	0.12%		(1.27)%	64.58%
	4/1/2002 - 3/31/2003	(23.83)%	536	2.40%		4.88%	0.09%		(2.39)%	45.60%
	12/31/2001 - 3/31/2002 (4)	4.30%	41	2.40%		6.47%	(0.30)%		(4.37)%	10.27%

See Notes to Financial Statements	See explanation of references on C-8

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations

PF Salomon Brothers Large-Cap Value Fund
Class A:	4/1/2004 - 9/30/2004 (4)(5)	$10.94	$0.01	$(0.20)	$(0.19)
	4/1/2003 - 3/31/2004 (4)	7.83	0.03	3.09	3.12
	4/1/2002 - 3/31/2003 (4)	10.92	0.04	(3.05)	(3.01)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.01)	0.96	0.95

Class B:	4/1/2004 - 9/30/2004 (4)(5)	$10.83	$(0.01)	$(0.21)	$(0.22)
	4/1/2003 - 3/31/2004 (4)	7.78	(0.02)	3.08	3.06
	4/1/2002 - 3/31/2003 (4)	10.91	(0.01)	(3.03)	(3.04)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.03)	0.97	0.94

Class C:	4/1/2004 - 9/30/2004 (4)(5)	$10.81	$(0.01)	$(0.21)	$(0.22)
	4/1/2003 - 3/31/2004 (4)	7.77	(0.02)	3.07	3.05
	4/1/2002 - 3/31/2003 (4)	10.90	(0.01)	(3.04)	(3.05)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.03)	0.96	0.93

PF Van Kampen Comstock Fund (9)
Class A:	4/1/2004 - 9/30/2004 (4)(5)	$11.37	$0.03	$0.35	$0.38
	4/1/2003 - 3/31/2004 (4)	8.16	0.02	3.19	3.21
	4/1/2002 - 3/31/2003	11.45	(0.11)	(3.12)	(3.23)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.05)	1.54	1.49

Class B:	4/1/2004 - 9/30/2004 (4)(5)	$11.24	$—	$0.34	$0.34
	4/1/2003 - 3/31/2004 (4)	8.10	(0.03)	3.17	3.14
	4/1/2002 - 3/31/2003	11.43	(0.11)	(3.16)	(3.27)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.07)	1.54	1.47

Class C:	4/1/2004 - 9/30/2004 (4)(5)	$11.24	$—	$0.34	$0.34
	4/1/2003 - 3/31/2004 (4)	8.11	(0.03)	3.16	3.13
	4/1/2002 - 3/31/2003	11.43	(0.11)	(3.15)	(3.26)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.07)	1.53	1.46

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period or Year

PF Salomon Brothers Large-Cap Value Fund
Class A:	4/1/2004 - 9/30/2004 (4)(5)	$(0.01)	$—	$—	$(0.01)	$10.74
	4/1/2003 - 3/31/2004 (4)	(0.01)	—	—	(0.01)	10.94
	4/1/2002 - 3/31/2003 (4)	(0.02)	(0.06)	—	(0.08)	7.83
	9/28/2001 - 3/31/2002 (4)	(0.02)	(0.01)	—	(0.03)	10.92

Class B:	4/1/2004 - 9/30/2004 (4)(5)	$—	$—	$—	$—	$10.61
	4/1/2003 - 3/31/2004 (4)	(0.01)	—	—	(0.01)	10.83
	4/1/2002 - 3/31/2003 (4)	(0.03)	(0.06)	—	(0.09)	7.78
	9/28/2001 - 3/31/2002 (4)	(0.02)	(0.01)	—	(0.03)	10.91

Class C:	4/1/2004 - 9/30/2004 (4)(5)	$—	$—	$—	$—	$10.59
	4/1/2003 - 3/31/2004 (4)	(0.01)	—	—	(0.01)	10.81
	4/1/2002 - 3/31/2003 (4)	(0.02)	(0.06)	—	(0.08)	7.77
	9/28/2001 - 3/31/2002 (4)	(0.02)	(0.01)	—	(0.03)	10.90

PF Van Kampen Comstock Fund (9)
Class A:	4/1/2004 - 9/30/2004 (4)(5)	$(0.01)	$—	$—	$(0.01)	$11.74
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	11.37
	4/1/2002 - 3/31/2003	—	(0.06)	—	(0.06)	8.16
	9/28/2001 - 3/31/2002 (4)	(0.04)	—	—	(0.04)	11.45

Class B:	4/1/2004 - 9/30/2004 (4)(5)	$—	$—	$—	$—	$11.58
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	11.24
	4/1/2002 - 3/31/2003	—	(0.06)	—	(0.06)	8.10
	9/28/2001 - 3/31/2002 (4)	(0.04)	—	—	(0.04)	11.43

Class C:	4/1/2004 - 9/30/2004 (4)(5)	$—	$—	$—	$—	$11.58
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	11.24
	4/1/2002 - 3/31/2003	—	(0.06)	—	(0.06)	8.11
	9/28/2001 - 3/31/2002 (4)	(0.03)	—	—	(0.03)	11.43

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets,End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF Salomon Brothers Large-Cap Value Fund
Class A:	4/1/2004 - 9/30/2004 (4)(5)	(1.71)%	$36,732	1.80%	2.30%	0.28%	(0.22)%	11.34%
	4/1/2003 - 3/31/2004 (4)	39.91%	25,315	1.80%	2.73%	0.29%	(0.64)%	38.10%
	4/1/2002 - 3/31/2003 (4)	(27.69)%	11,736	1.80%	2.94%	0.41%	(0.73)%	49.00%
	9/28/2001 - 3/31/2002 (4)	9.54%	19,748	1.80%	3.93%	(0.14)%	(2.27)%	27.37%

Class B:	4/1/2004 - 9/30/2004 (4)(5)	(2.03)%	$477	2.30%	2.80%	(0.22)%	(0.72)%	11.34%
	4/1/2003 - 3/31/2004 (4)	39.36%	556	2.30%	3.23%	(0.21)%	(1.14)%	38.10%
	4/1/2002 - 3/31/2003 (4)	(28.02)%	955	2.30%	3.44%	(0.09)%	(1.23)%	49.00%
	9/28/2001 - 3/31/2002 (4)	9.38%	151	2.30%	4.43%	(0.64)%	(2.77)%	27.37%

Class C:	4/1/2004 - 9/30/2004 (4)(5)	(2.04)%	$1,499	2.30%	2.80%	(0.22)%	(0.72)%	11.34%
	4/1/2003 - 3/31/2004 (4)	39.27%	1,277	2.30%	3.23%	(0.21)%	(1.14)%	38.10%
	4/1/2002 - 3/31/2003 (4)	(28.08)%	2,015	2.30%	3.44%	(0.09)%	(1.23)%	49.00%
	9/28/2001 - 3/31/2002 (4)	9.30%	243	2.30%	4.43%	(0.64)%	(2.77)%	27.37%

PF Van Kampen Comstock Fund (9)
Class A:	4/1/2004 - 9/30/2004 (4)(5)	3.37%	$16,621	1.90%	2.75%	0.47%	(0.38)%	10.83%
	4/1/2003 - 3/31/2004 (4)	39.34%	11,945	1.90%	3.59%	0.24%	(1.45)%	105.34%
	4/1/2002 - 3/31/2003	(28.26)%	5,331	1.90%	3.87%	(1.04)%	(3.01)%	37.78%
	9/28/2001 - 3/31/2002 (4)	14.94%	9,002	1.90%	6.26%	(0.84)%	(5.20)%	18.71%

Class B:	4/1/2004 - 9/30/2004 (4)(5)	3.03%	$366	2.40%	3.25%	(0.03)%	(0.88)%	10.83%
	4/1/2003 - 3/31/2004 (4)	38.77%	453	2.40%	4.09%	(0.26)%	(1.95)%	105.34%
	4/1/2002 - 3/31/2003	(28.66)%	201	2.40%	4.37%	(1.54)%	(3.51)%	37.78%
	9/28/2001 - 3/31/2002 (4)	14.71%	105	2.40%	6.76%	(1.34)%	(5.70)%	18.71%

Class C:	4/1/2004 - 9/30/2004 (4)(5)	3.03%	$458	2.40%	3.25%	(0.03)%	(0.88)%	10.83%
	4/1/2003 - 3/31/2004 (4)	38.60%	226	2.40%	4.09%	(0.26)%	(1.95)%	105.34%
	4/1/2002 - 3/31/2003	(28.57)%	74	2.40%	4.37%	(1.54)%	(3.51)%	37.78%
	9/28/2001 - 3/31/2002 (4)	14.67%	21	2.40%	6.76%	(1.34)%	(5.70)%	18.71%

See Notes to Financial Statements	See explanation of references on C-8

PACIFIC FUNDS
FINANCIAL HIGHLIGHTS (Continued)
Selected per share, ratios and supplemental data for each period or year ended were as follows:

			Investment Activities

		Net Asset Value, Beginning of Period or Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations

PF Van Kampen Mid-Cap Growth Fund (10)
Class A:	4/1/2004 - 9/30/2004 (4)(5)	$8.01	$(0.06)	$0.18	$0.12
	4/1/2003 - 3/31/2004 (4)	5.92	(0.10)	2.19	2.09
	4/1/2002 - 3/31/2003	11.18	(0.09)	(4.33)	(4.42)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.08)	1.45	1.37

Class B:	4/1/2004 - 9/30/2004 (4)(5)	$7.93	$(0.08)	$0.18	$0.10
	4/1/2003 - 3/31/2004 (4)	5.88	(0.14)	2.19	2.05
	4/1/2002 - 3/31/2003	11.17	(0.08)	(4.37)	(4.45)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.11)	1.45	1.34

Class C:	4/1/2004 - 9/30/2004 (4)(5)	$7.92	$(0.08)	$0.18	$0.10
	4/1/2003 - 3/31/2004 (4)	5.88	(0.14)	2.18	2.04
	4/1/2002 - 3/31/2003	11.16	(0.09)	(4.35)	(4.44)
	9/28/2001 - 3/31/2002 (4)	10.00	(0.11)	1.46	1.35

		Distributions

		Dividends from Net Investment Income	Distributions from Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period or Year

PF Van Kampen Mid-Cap Growth Fund (10)
Class A:	4/1/2004 - 9/30/2004 (4)(5)	$—	$—	$—	$—	$8.13
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	8.01
	4/1/2002 - 3/31/2003	—	(0.84)	—	(0.84)	5.92
	9/28/2001 - 3/31/2002 (4)	(0.02)	(0.17)	—	(0.19)	11.18

Class B:	4/1/2004 - 9/30/2004 (4)(5)	$—	$—	$—	$—	$8.03
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	7.93
	4/1/2002 - 3/31/2003	—	(0.84)	—	(0.84)	5.88
	9/28/2001 - 3/31/2002 (4)	—	(0.17)	—	(0.17)	11.17

Class C:	4/1/2004 - 9/30/2004 (4)(5)	$—	$—	$—	$—	$8.02
	4/1/2003 - 3/31/2004 (4)	—	—	—	—	7.92
	4/1/2002 - 3/31/2003	—	(0.84)	—	(0.84)	5.88
	9/28/2001 - 3/31/2002 (4)	(0.02)	(0.17)	—	(0.19)	11.16

		Ratios/Supplemental Data

		Total Returns (1)	Net Assets,End of Period or Year (in thousands)	Ratios of Expenses After Expense Reductions to Average Net Assets (2), (3)	Ratios of Expenses Before Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) After Expense Reductions to Average Net Assets (3)	Ratios of Net Investment Income (Loss) Before Expense Reductions to Average Net Assets (2), (3)	Portfolio Turnover Rates

PF Van Kampen Mid-Cap Growth Fund (10)
Class A:	4/1/2004 - 9/30/2004 (4)(5)	1.50%	$28,910	1.85%	2.64%	(1.42)%	(2.21)%	40.61%
	4/1/2003 - 3/31/2004 (4)	35.30%	18,388	1.85%	3.29%	(1.42)%	(2.86)%	326.09%
	4/1/2002 - 3/31/2003	(40.51)%	6,191	1.85%	4.31%	(1.39)%	(3.85)%	158.16%
	9/28/2001 - 3/31/2002 (4)	13.79%	11,383	1.85%	5.33%	(1.44)%	(4.92)%	70.54%

Class B:	4/1/2004 - 9/30/2004 (4)(5)	1.26%	$587	2.35%	3.14%	(1.92)%	(2.71)%	40.61%
	4/1/2003 - 3/31/2004 (4)	34.86%	504	2.35%	3.79%	(1.92)%	(3.36)%	326.09%
	4/1/2002 - 3/31/2003	(40.84)%	586	2.35%	4.81%	(1.89)%	(4.35)%	158.16%
	9/28/2001 - 3/31/2002 (4)	13.52%	82	2.35%	5.83%	(1.94)%	(5.42)%	70.54%

Class C:	4/1/2004 - 9/30/2004 (4)(5)	1.26%	$1,109	2.35%	3.14%	(1.92)%	(2.71)%	40.61%
	4/1/2003 - 3/31/2004 (4)	34.69%	958	2.35%	3.79%	(1.92)%	(3.36)%	326.09%
	4/1/2002 - 3/31/2003	(40.78)%	1,141	2.35%	4.81%	(1.89)%	(4.35)%	158.16%
	9/28/2001 - 3/31/2002 (4)	13.53%	116	2.35%	5.83%	(1.94)%	(5.42)%	70.54%

(1)	Total returns are not annualized for periods less than one full year. Calculation does not include the effect of any sales charges for Classes A, B and C.
(2)

The ratios of net expenses after expense reductions to average daily net assets are after adviser expense reimbursements, if any, as discussed in Note 7 to the Financial Statements. The ratios of net investment income (loss) before expense reductions to average daily net assets are grossed up by the adviser expense reimbursements, if any.

(3)	The ratios are annualized for periods of less than one full year.
(4)	Per share investment income has been calculated using the average shares method.
(5)	Unaudited.
(6)	PF MFS International Large-Cap Fund was formerly named PF MFS Global Growth Fund.
(7)	Amount represents less than $0.01 per share.
(8)

The expense cap for the PF Pacific Life Money Market Fund is 0.05% for the period 7/1/02-6/30/05. The effect of the 12b-1 waiver by the Distributor on the ratios of net expenses and net investment income (loss) after the expense reductions to the average daily net assets for the PF Pacific Life Money Market Class B and C were 0.29% and 0.23%, respectively, for the six-month period ended September 30, 2004, and 0.39% and 0.09%, for the years ended March 31, 2004 and 2003, respectively, for both Class B and C.

(9)	PF Van Kampen Comstock Fund was formerly named PF Janus Strategic Value Fund.
(10)	PF Van Kampen Mid-Cap Growth Fund was formerly named PF MFS Mid-Cap Growth Fund.

See Notes to Financial Statements

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. ORGANIZATION

     Pacific Funds is a Delaware statutory trust, which was formed on May 21, 2001, and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company, and as of September 30, 2004, is comprised of twenty separate funds (each individually, a “Fund”, and collectively, the “Funds”): PF Portfolio Optimization Model A, PF Portfolio Optimization Model B, PF Portfolio Optimization Model C, PF Portfolio Optimization Model D, PF Portfolio Optimization Model E, PF AIM Blue Chip, PF AIM Aggressive Growth, PF Goldman Sachs Short Duration Bond, PF INVESCO Health Sciences, PF INVESCO Technology, PF Janus Growth LT, PF Lazard International Value, PF MFS International Large-Cap (formerly PF MFS Global Growth), PF PIMCO Inflation Managed, PF PIMCO Managed Bond, PF Pacific Life Money Market, PF Putnam Equity Income, PF Salomon Brothers Large-Cap Value, PF Van Kampen Comstock (formerly PF Janus Strategic Value), and PF Van Kampen Mid-Cap Growth (formerly PF MFS Mid-Cap Growth). Each Fund has three separate classes of shares: Class A, B, and C. Each class is distinguished by its level of distribution and service (12b-1) fees and in general, (i) Class A shares are subject to a maximum 5.50% front-end sales charge; (ii) Class B shares are subject to a maximum 5.00% contingent deferred sales charge (“CDSC”); and (iii) Class C shares are subject to a maximum 1.00% CDSC. The sales charge for Class A shares is reduced for purchases of $50,000 or more. Class A shares of the PF Pacific Life Money Market Fund are sold without an initial sales charge. There is no sales charge for Class A shares for purchases of $1 million or more, although there is a CDSC of 1% on redemptions of such Class A shares within 1 year of purchase. Effective July 1, 2004, the 1% front-end sales charge for Class C shares was eliminated. For the period April 1, 2004 through June 30, 2004, Class C shares may have been purchased without the 1% front-end sales charge if purchased through a broker/dealer who had entered into an agreement with the Funds’ distributor to waive this sales charge. Also effective July 1, 2004, for assets initially invested in the PF Pacific Life Money Market Fund, the CDSC period, if any, will begin when the assets are exchanged into another fund.

     PF Portfolio Optimization Model A, PF Portfolio Optimization Model B, PF Portfolio Optimization Model C, PF Portfolio Optimization Model D, and PF Portfolio Optimization Model E, (collectively, “Portfolio Optimization Funds”) invest all of their assets in Class A shares of other Pacific Funds (collectively, the “Underlying Funds”) without payment of a front-end sales charge. No CDSC is charged to the Portfolio Optimization Funds upon the sale of shares of the Underlying Funds. Pacific Life Insurance Company (“Pacific Life”) uses an asset allocation process to determine the Portfolio Optimization Funds’ investment mix. Previously the Portfolio Optimization Funds invested all purchases, redemptions, reinvested income and capital gains based on the target allocations. Effective July 1, 2004 this policy was updated to allow the Portfolio Optimization Funds to invest purchase proceeds and meet redemption needs using a monthly allocation percentage method, which considers the value of the Underlying Funds and a sales forecast for the upcoming month. This method is intended to help maintain target allocations, although there is no guarantee that the Portfolio Optimization Funds will maintain their target allocations using this method. Actual holdings of the Portfolio Optimization Funds could vary from their target allocations due to actual cash flows and changes to the Underlying Funds’ asset values as a result of market movements and portfolio management decisions. Annually, Pacific Life will evaluate each Fund’s asset allocation strategy and rebalance the Funds to reflect changes in the target allocations. The Funds offered in Pacific Funds may change and Underlying Funds may be added to or deleted from a Portfolio Optimization Fund. Pacific Life reserves the right to rebalance each Portfolio Optimization Fund’s investments in the Underlying Funds more frequently than annually. Pacific Life may change the asset class allocations, Underlying Funds (including any funds organized in the future) or target allocations to each Underlying Fund without prior approval from shareholders as it determines necessary to pursue stated investment goals. The target allocation percentages as well as other information on the Portfolio Optimization Funds is described in the prospectus.

     All of the Funds, except PF Goldman Sachs Short Duration Bond Fund, PF PIMCO Inflation Managed Fund, PF Putnam Equity Income Fund, and the Portfolio Optimization Funds, commenced operations on September 28, 2001. The PF Putnam Equity Income Fund commenced operations on December 31, 2001, the PF PIMCO Inflation Managed Fund commenced operations on December 31, 2002, and the PF Goldman Sachs Short Duration Bond Fund and the Portfolio Optimization Funds commenced operations on December 31, 2003.

2. SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of the financial statements.

     A. Fund Valuation

     The net asset value (“NAV”) per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open. For purposes of calculating the NAV, the Funds use pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern time, although it occasionally closes earlier.

     Equity securities are generally valued at the last reported sale price for securities traded on a principal exchange (U.S. or foreign) and the official closing price on the NASDAQ National Market as reported by a pricing source approved by the Funds’ Board of Trustees (the “Board”). Securities traded on over-the-counter markets and listed securities for which no sales are reported, are generally valued at the mean between the most

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

recent bid and asked quotes obtained from a quotation reporting system, from established market makers, or from broker-dealers.

     Fixed income securities are generally valued at prices obtained from pricing services, market makers, or broker-dealers. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board. Money market instruments and short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

     Securities for which market quotations are not readily available, as described above, or are deemed to be unreliable or inaccurate are valued at their fair value as determined in good faith pursuant to procedures established by the Board. Fair values may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of the security as of the close of the NYSE.

     In determining the fair value of securities, the Funds may consider available information including information that becomes known after the time of the close of the NYSE, and the values that are determined will be deemed to be the price as of the time of the close of the NYSE.

     If events occur between the time of the determination of the closing price of a foreign security on an exchange or over-the-counter market and the time of a Fund’s NAV is determined, or if, under the Funds’ procedures, the closing price of a foreign security is not deemed to be reliable, and there could be a material effect on a Fund’s NAV, the security would be valued at fair value as determined in accordance with procedures and methodologies approved by the Board.

     Effective September 15, 2003, the Funds retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs to analyze the correlation of market moves in international markets to moves in the U.S. markets. The analysis is based on historical performance of markets and other economic data, and fair values determined with the assistance of the service are based on the data utilized by the service. Fair values may not accurately reflect the price that a Fund could obtain for a foreign security if it were to dispose of the security as of the close of the NYSE.

     B. Securities Transactions and Investment Income

     Securities transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recorded on the accrual basis.

     Discounts and premiums are recorded on a daily basis using the effective yield method except for short-term securities and PF Pacific Life Money Market Fund, which recognize discounts and premiums on a straight-line basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed securities are reported as interest income in the Statements of Operations.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to distribution and service (12b-1) fees (see Note 4). Income, other non-class specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

     C. Foreign Currency Translation

     Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the end of the reporting period. Purchases and sales of securities, interest income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

     The Fund does not separately report on the Statement of Operations the effect of changes in foreign exchange rates from changes in market prices of securities held.  Such changes are included in net realized and change in unrealized gain or loss from investments.

     Net realized foreign exchange gains and losses arise from sales of a Fund’s securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities at the period-end, resulting from changes in the exchange rate.

     D. Expense Allocation

     General expenses of the Funds (including legal and audit fees, printing and mailing expenses, transfer agency out-of-pocket expenses, and fees and expenses of the Independent Trustees) are allocated to each Fund in proportion to its relative average daily net assets. Expenses directly attributable to a particular Fund (including advisory, administration, custody, registration and distribution and service (12b-1) fees) are charged directly to that Fund.

     E. Offering Costs

     The Funds bear all costs associated with offering expenses including legal, printing and internal services support. All such costs are amortized to expense on a straight-line basis over twelve months from commencement of operations.

     F. Futures Contracts

     Certain Funds may use futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

     G. Options and Options on Futures Contracts

     Certain Funds may write (sell) options on interest rate futures and purchase put and call options and write secured put and covered call options. When a Fund writes an option, an amount equal to the premium received is recorded as an asset with an equal liability that is “marked-to-market” based on the option’s quoted daily settlement price. Any fluctuation in the value of such an instrument is recorded as unrealized appreciation or depreciation until terminated, at which time realized gains and losses are recognized. The purposes of using options or options on futures contracts include hedging exposure to rising interest rates while retaining capital gain potential from falling rates and capitalizing on anticipated changes in market volatility or to earn additional income. These options may relate to particular securities, stock indexes, options on swaps, or foreign currencies. These investments involve, to varying degrees, elements of market risk and risks in excess of the amount recognized in the Statements of Assets and Liabilities. Risks may include an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of options or options on futures contracts, an illiquid secondary market for the instruments, or the inability of a counterparty to perform its obligations.

     H. Forward Foreign Currency Contracts

     Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging against foreign exchange risk arising from a Fund’s investment in foreign securities. These contracts are “marked-to-market” daily at the applicable translation rates and any result of unrealized appreciation or depreciation is recorded in a Fund’s financial statements. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

     I. Swaps

     Certain Funds may enter into interest rate, total return, credit default, currency exchange, and other swap agreements in order to obtain a desired return at a lower cost than if a Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are “marked-to-market” daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

     J. Inflation-Indexed Bonds

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income, even though investors do not receive their principal until maturity.

     K. Stripped Mortgage-Backed Securities

     Stripped mortgage-backed securities (“SMBS”) represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

     L. When-Issued Securities and Delayed-Delivery Transactions

     Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or delayed-delivery basis are identified as such in each applicable Fund’s Schedule of Investments. When delayed-delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered,

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

     M. Short Sales

     Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

     N. Repurchase Agreements

     Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities or securities issued by U.S. Government agencies and such collateral is in the possession of the Funds’ custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

     O. Investment Risk

     The price of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

     Fixed income securities are affected primarily by the financial condition of the companies that have issued them, and by changes in interest rates.

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. REORGANIZATION

     On December 31, 2003, PF AIM Blue Chip Fund, (the “Surviving Fund”), acquired all of the assets and liabilities of PF Putnam Research Fund, (the “Acquired Fund”), in a tax-free exchange for shares of the Surviving Fund, (together the “Reorganization”), pursuant to a plan of reorganization approved by the Board and shareholders of the Acquired Fund. Pacific Life paid all of the Reorganization costs which amounted to $78,947. The value of shares issued by the Surviving Fund is presented in the Statements of Changes in Net Assets. The number of shares acquired and issued by the Surviving Fund, and the net assets and unrealized appreciation/depreciation as of the Reorganization date immediately prior to and after the Reorganization were as follows:

	Shares Acquired	Shares Issued In Acquisition	Surviving Fund Net Assets	Acquired Fund Net Assets

Class A	781,292	739,603	$5,959,088	$7,488,383
Class B	5,342	5,075	1,824,082	50,735
Class C	15,005	14,225	3,982,255	142,407

Total	801,639	758,903	$11,765,425	$7,681,525

	Net Assets After Reorganization	Net Asset Value of Surviving Fund

Class A	$13,447,471	$10.12
Class B	1,874,817	10.00
Class C	4,124,662	10.01

Total	$19,446,950

     The net unrealized appreciation of the Acquired Fund at time of Reorganization was $544,213.

4. INVESTMENT ADVISORY, ADMINISTRATION AND SHAREHOLDER SERVICES, AND DISTRIBUTION AGREEMENTS

     Pursuant to an Investment Advisory Agreement, Pacific Life serves as Investment Adviser to the Funds, and receives from the Funds the following advisory fee rates based on an annual percentage of the average daily net assets of each Fund and the fees are accrued daily by the Funds:

PF AIM Blue Chip	0.95%
PF AIM Aggressive Growth	1.00%
PF Goldman Sachs Short Duration Bond	0.60%
PF INVESCO Health Sciences	1.10%
PF INVESCO Technology	1.10%
PF Janus Growth LT	0.75%
PF Lazard International Value	0.85%
PF MFS International Large-Cap (1)	1.05%
PF PIMCO Inflation Managed	0.60%
PF PIMCO Managed Bond	0.60%
PF Pacific Life Money Market	See (2)
PF Putnam Equity Income	0.95%
PF Salomon Brothers Large-Cap Value	0.85%
PF Van Kampen Comstock	0.95%
PF Van Kampen Mid-Cap Growth	0.90%

(1)	Prior to 1/1/04 the advisory fee rate was 1.10% of the average daily net assets.
(2)	An annual rate of 0.40% of the first $250 million of the average daily net assets, 0.35% of the next $250 million, and 0.30% in excess of $500 million.

     Pacific Life receives no fees for the investment advisory services under the Investment Advisory Agreement with respect to the Portfolio Optimization Funds. The Portfolio Optimization Funds indirectly bear the fees paid by the Underlying Funds in which they invest.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

     Pursuant to Fund Management Agreements, the Funds and Pacific Life engage other fund managers under Pacific Life’s supervision for fourteen of the twenty Funds. The following firms serve as sub-advisers for their respective Funds: AIM Capital Management, Inc., Goldman Sachs Asset Management, L.P., INVESCO Institutional (N.A.), Inc., Janus Capital Management LLC, Lazard Asset Management LLC, MFS Investment Management, Pacific Investment Management Company LLC, Putnam Investment Management, LLC, Salomon Brothers Asset Management Inc, and Van Kampen. Pacific Life, as Investment Adviser to the Funds, pays the related management fees as compensation for advisory services provided to the Funds.

     Pursuant to an Administration and Shareholder Services Agreement (the “Agreement”), Pacific Life serves as Administrator (the “Administrator”) to the Funds. Under the Agreement, the Funds compensate the Administrator at an annual rate of 0.35% of average daily net assets for procuring or providing administrative, transfer agency, and shareholder services. In addition, the Funds compensate the Administrator for support services based on an internal billing rate at cost for the time spent by the legal, accounting, tax and compliance personnel for providing assistance, coordination and supervision to the Funds.

     Pacific Select Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of Pacific Life, serves as distributor of the Funds’ shares. Under the distribution and service (12b-1) plans, each Fund pays to the Distributor fees at annual rates expressed as a percentage of average daily net assets. Each Fund, except the Portfolio Optimization Funds, pays a distribution fee as compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of the Funds (0.25% for Class A shares and 0.75% for Class B and C shares). Additionally, each Fund pays a shareholder servicing fee as compensation in connection with services rendered to shareholders of the Funds and/or maintenance of shareholder accounts (0.25% for Class A, B, and C shares). For the Portfolio Optimization Funds, each class of shares invests in Class A shares of the Underlying Funds, which charge an annual distribution and shareholder servicing fee of 0.50% of average daily net assets without payment of a front-end sales charge. To avoid duplication of fees, the distribution and shareholder servicing fee for each class of the Portfolio Optimization Funds will be reduced by 0.50%. The Portfolio Optimization Funds’ Class A shares will not accrue a fee and Class B and Class C shares will accrue 0.50%. The fees are accrued daily.

     For the six-month period ended September 30, 2004, the Distributor, acting as underwriter, received net commissions of $1,734,570 from the sale of Class A and Class C shares and received $75,823 in CDSC from redemptions of Class B and Class C shares.

5. TRUSTEE DEFERRED COMPENSATION PLAN

     Each Independent Trustee is eligible to participate in the Funds’ Deferred Compensation Plan (the “Plan”). The Plan allows each Independent Trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of the Funds that are payable in accordance with the Plan. A Trustee who defers compensation has the option to select credit rate options that mirror the performance of the Class A shares of the corresponding series of the Pacific Funds without a sales load. Accordingly, the market value appreciation/depreciation of the Trustee’s deferred compensation accounts will cause the expenses of each Fund to increase or decrease due to the market fluctuation. As of September 30, 2004, total deferred trustee compensation liability was $109,118.

6. DISTRIBUTIONS TO SHAREHOLDERS

     The Funds currently declare and pay dividends on net investment income at least annually, except for the PF Goldman Sachs Short Duration Bond Fund, PF PIMCO Inflation Managed Fund, PF PIMCO Managed Bond Fund, and PF Pacific Life Money Market Fund. Dividends are generally declared and paid monthly for the PF Goldman Sachs Short Duration Bond Fund, PF PIMCO Inflation Managed Fund, and PF PIMCO Managed Bond Fund, and are generally declared daily and paid monthly for PF Pacific Life Money Market Fund. Dividends may be declared less frequently if it is advantageous to the Funds. All realized capital gains are distributed at least annually for all Funds.

     Dividends on net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for futures and options, foreign currency transactions, passive foreign investment companies (“PFICs”), post-October losses, capital loss carryforwards, and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications of paid-in capital. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     The tax character of distributions paid during the six-month period ended September 30, 2004, was as follows:

	Distributions paid from

Funds	Ordinary Income	Long-Term Capital Gain

PF Goldman Sachs Short Duration Bond	$90,900	$—
PF Lazard International Value	39,141	355,478
PF MFS International Large-Cap Value	97,765	306,210
PF PIMCO Inflation Managed	1,114,930	—
PF PIMCO Managed Bond	336,822	339,217
PF Pacific Life Money Market	24,784	—
PF Putnam Equity Income	16,667	—
PF Salomon Brothers Large-Cap Value	38,347	—
PF Van Kampen Comstock	16,574	—

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

     The tax character of distributions paid during the year ended March 31, 2004 was as follows:

	Distributions paid from

Funds	Ordinary Income	Long-Term Capital Gain

PF Lazard International Value	$32,940	$—
PF PIMCO Inflation Managed	528,324	6,235
PF PIMCO Managed Bond	745,177	—
PF Pacific Life Money Market	24,524	—
PF Putnam Equity Income	71,425	—
PF Salomon Brothers Large-Cap Value	23,699	—

     As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

Funds	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation

PF Portfolio Optimization Model A	$—	$6,369	$—	$51,641
PF Portfolio Optimization Model B	—	11,471	—	109,129
PF Portfolio Optimization Model C	—	20,018	—	254,463
PF Portfolio Optimization Model D	—	11,926	—	171,204
PF Portfolio Optimization Model E	—	2,375	—	61,240
PF AIM Blue Chip	(2,440,790)	—	—	2,031,463
PF AIM Aggressive Growth	(241,598)	—	—	1,435,537
PF Goldman Sachs Short Duration Bond	—	53,254	557	50,778
PF INVESCO Health Sciences	(1,062,455)	—	—	1,285,059
PF INVESCO Technology	(1,334,968)	—	—	1,155,653
PF Janus Growth LT	(1,480,064)	—	—	1,963,811
PF Lazard International Value	(49,666)	39,139	335,476	2,829,985
PF MFS International Large-Cap	—	97,765	306,209	843,841
PF PIMCO Inflation Managed	—	719,980	19	436,401
PF PIMCO Managed Bond	—	313,915	339,215	315,125
PF Pacific Life Money Market	(57)	16,339	—	—
PF Putnam Equity Income	(477,126)	16,667	—	1,767,057
PF Salomon Brothers Large-Cap Value	(1,521,573)	38,346	—	2,907,485
PF Van Kampen Comstock	(759,686)	16,574	—	1,710,812
PF Van Kampen Mid-Cap Growth	(3,157,073)	—	—	1,843,552

     The components of the accumulated capital and other losses as of March 31, 2004 are summarized in Note 8.

7. EXPENSE REDUCTIONS

     Pacific Life has contractually agreed to waive all or part of its investment advisory fees or administration fees, or otherwise reimburse each Fund, except the Portfolio Optimization Funds, for operating expenses (including organizational expenses, but not including investment advisory fees; distribution and service (12b-1) fees; foreign taxes on dividends, interest or gains; interest; taxes; brokerage commissions and other transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business) that exceed an annual rate of 0.45% of a Fund’s average daily net assets for all Funds through June 30, 2005, except for the PF Pacific Life Money Market Fund. The expense cap for the PF Pacific Life Money Market Fund has been reduced to 0.05% for the period July 1, 2002 through June 30, 2005. Such waiver or reimbursement is subject to repayment to Pacific Life, for a period of time as permitted under regulatory and/or accounting standards (currently 3 years from the end of the fiscal year in which the reimbursement took place), to the extent such expenses fall below the 0.45% expense cap in future years. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Funds, but not above the 0.45% expense cap. There is no guarantee that Pacific Life will continue to limit the expenses after June 30, 2005.

     Pacific Life has also contractually agreed to waive its administrative fee and charges for support services and otherwise reimburse each of the Portfolio Optimization Funds, for its operating expenses (including organizational expenses, but not including distribution and service (12b-1) fees; foreign taxes on dividends, interest or gains; interest; taxes; transactional expenses; extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each of the Portfolio Optimization Fund’s business) through June 30, 2005. There is no guarantee that Pacific Life will continue to waive expenses after June 30, 2005.

     The Distributor has also agreed to waive part of the 12b-1 fees for the PF Pacific Life Money Market Fund. The total amount waived by the Distributor for the year ended March 31, 2004 and

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

the six-month period ended September 30, 2004 were $10,234 and $2,535, respectively.

     The cumulative reimbursement amounts as of September 30, 2004 that are subject to repayment for each Fund are as follows:

	Expiration

Funds	2005	2006	2007	2008

PF Portfolio Optimization Model A	$—	$—	$36,837	$109,735
PF Portfolio Optimization Model B	—	—	54,940	158,224
PF Portfolio Optimization Model C	—	—	103,852	271,071
PF Portfolio Optimization Model D	—	—	110,532	257,961
PF Portfolio Optimization Model E	—	—	62,617	168,917
PF AIM Blue Chip	191,685	192,697	180,256	81,227
PF AIM Aggressive Growth	164,928	137,076	116,454	64,247
PF Goldman Sachs Short Duration Bond	—	—	30,535	90,718
PF INVESCO Health Sciences	101,705	128,537	98,080	45,255
PF INVESCO Technology	105,965	131,800	92,280	47,797
PF Janus Growth LT	201,429	181,111	148,424	62,401
PF Lazard International Value	181,009	174,426	163,749	97,289
PF MFS International Large-Cap	231,269	391,365	320,872	149,552
PF PIMCO Inflation Managed	—	35,513	164,752	57,714
PF PIMCO Managed Bond	139,799	360,805	306,150	113,130
PF Pacific Life Money Market	139,704	291,629	271,427	100,815
PF Putnam Equity Income	102,380	241,155	174,093	73,657
PF Salomon Brothers Large-Cap Value	166,357	187,014	192,635	81,789
PF Van Kampen Comstock	167,973	134,554	140,698	62,740
PF Van Kampen Mid-Cap Growth	164,483	193,070	177,748	98,250

     Pacific Life’s expense reimbursement is presented in the accompanying Statements of Operations.

8. FEDERAL INCOME TAX

     Each Fund declared and paid sufficient dividends on net investment income and capital gains distributions during the year ended March 31, 2004 to qualify as a regulated investment company and is not required to pay Federal income tax under Regulation M of the Internal Revenue Code (‘the Code”). Each Fund intends to continue to qualify as a regulated investment company and distribute substantially all its taxable income and capital gains to its shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by each Fund.

     Net capital loss carryovers and post-October capital losses, if any, as of March 31, 2004, are available to offset future realized capital gains and thereby reduce future capital gains distributions. Post-October foreign currency losses, if any, will offset future net investment income and thereby reduce future ordinary income distributions. The net capital loss carryovers, the post-October capital and foreign currency losses deferred, and the accumulated capital and other losses as of March 31, 2004, and the aggregate cost of investments and the composition of unrealized appreciation and depreciation on investment securities for Federal income tax purposes as of September 30, 2004, are presented in the following table:

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Net Capital Loss Carryover	Net Capital Loss Carryover Expiring in			Post- October Capital Loss Deferral	Post-October Foreign Currency Loss Deferral	Accumulated Capital and Other Losses

Funds		2010	2011	2012

PF Portfolio Optimization Model A	$—	$—	$—	$—	$—	$—	$—
PF Portfolio Optimization Model B	—	—	—	—	—	—	—
PF Portfolio Optimization Model C	—	—	—	—	—	—	—
PF Portfolio Optimization Model D	—	—	—	—	—	—	—
PF Portfolio Optimization Model E	—	—	—	—	—	—	—
PF AIM Blue Chip*	(2,377,966)	(1,040,026)	(947,027)	(390,913)	(62,824)	—	(2,440,790)
PF AIM Aggressive Growth	(241,598)	—	(241,598)	—	—	—	(241,598)
PF Goldman Sachs Short Duration Bond	—	—	—	—	—	—	—
PF INVESCO Health Sciences	(1,060,524)	—	(1,060,524)	—	—	(1,931)	(1,062,455)
PF INVESCO Technology	(1,334,831)	(13,573)	(1,197,169)	(124,089)	—	(137)	(1,334,968)
PF Janus Growth LT	(1,465,915)	—	(1,465,915)	—	—	(14,149)	(1,480,064)
PF Lazard International Value	—	—	—	—	—	(49,666)	(49,666)
PF MFS International Large-Cap	—	—	—	—	—	—	—
PF PIMCO Inflation Managed	—	—	—	—	—	—	—
PF PIMCO Managed Bond	—	—	—	—	—	—	—
PF Pacific Life Money Market	(56)	—	(37)	(19)	(1)	—	(57)
PF Putnam Equity Income	(477,126)	—	(327,559)	(149,567)	—	—	(477,126)
PF Salomon Brothers Large-Cap Value	(1,443,775)	—	(498,187)	(945,588)	(77,798)	—	(1,521,573)
PF Van Kampen Comstock	(759,686)	—	(495,603)	(264,083)	—	—	(759,686)
PF Van Kampen Mid-Cap Growth	(3,157,073)	—	(3,157,073)	—	—	—	(3,157,073)

Funds	Total Cost on Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

PF Portfolio Optimization Model A	$12,554,465	$13,152	$(17,033)	$(3,881)
PF Portfolio Optimization Model B	28,252,457	83,335	(145,637)	(62,302)
PF Portfolio Optimization Model C	70,598,069	400,031	(487,919)	(87,888)
PF Portfolio Optimization Model D	63,774,075	397,176	(616,783)	(219,607)
PF Portfolio Optimization Model E	27,379,323	175,908	(425,973)	(250,065)
PF AIM Blue Chip*	34,787,955	1,955,390	(976,776)	978,614
PF AIM Aggressive Growth	9,399,384	987,808	(257,758)	730,050
PF Goldman Sachs Short Duration Bond	22,817,903	30,834	(35,673)	(4,839)
PF INVESCO Health Sciences	5,966,322	676,582	(108,877)	567,705
PF INVESCO Technology	4,465,825	864,561	(144,645)	719,916
PF Janus Growth LT	14,376,397	1,717,819	(257,118)	1,460,701
PF Lazard International Value	30,925,152	3,168,057	(570,182)	2,597,875
PF MFS International Large-Cap	22,833,817	1,557,561	(407,735)	1,149,826
PF PIMCO Inflation Managed	36,572,065	263,395	(24,320)	239,075
PF PIMCO Managed Bond	35,214,874	326,400	(46,884)	279,516
PF Pacific Life Money Market	18,635,602	—	—	—
PF Putnam Equity Income	16,630,343	1,742,425	(252,612)	1,489,813
PF Salomon Brothers Large-Cap Value	34,630,843	3,510,024	(1,287,197)	2,222,827
PF Van Kampen Comstock	15,401,742	2,178,982	(212,947)	1,966,035
PF Van Kampen Mid-Cap Growth	27,613,104	3,409,260	(486,603)	2,922,657

*	The availability of a certain amount of this capital loss carryforward, which was acquired on December 31, 2003 in the merger with the PF Putnam Research Fund, may be limited in a given year.

9. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities (excluding short-term investments and the PF Pacific Life Money Market Fund since it trades exclusively in short-term debt securities) for the six-month period ended September 30, 2004, are summarized in the following tables:

	U.S. Government Securities		Other Securities
Funds	Purchases	Sales	Purchases	Sales

PF Portfolio Optimization Model A	$—	$—	$7,614,625	$1,055,179
PF Portfolio Optimization Model B	—	—	16,168,307	1,005,874
PF Portfolio Optimization Model C	—	—	37,219,188	424,140
PF Portfolio Optimization Model D	—	—	32,143,053	408,237
PF Portfolio Optimization Model E	—	—	9,687,787	550,114
PF AIM Blue Chip	—	—	15,740,281	3,432,456
PF AIM Aggressive Growth	—	—	8,216,881	6,749,149
PF Goldman Sachs Short Duration Bond	24,872,567	15,882,615	—	—
PF INVESCO Health Sciences	—	—	4,664,960	4,808,233
PF INVESCO Technology	—	—	3,025,033	3,129,584

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	U.S. Government Securities		Other Securities
Funds	Purchases	Sales	Purchases	Sales

PF Janus Growth LT	$—	$—	$6,312,134	$3,438,904
PF Lazard International Value	—	—	13,367,582	1,332,841
PF MFS International Large-Cap	—	—	11,599,350	4,450,127
PF PIMCO Inflation Managed	56,955,954	45,357,701	441,086	—
PF PIMCO Managed Bond	19,167,763	17,789,909	1,812,971	570,099
PF Putnam Equity Income	—	—	7,757,601	5,062,319
PF Salomon Brothers Large-Cap Value	—	—	13,522,435	3,476,504
PF Van Kampen Comstock	—	—	5,766,905	1,495,624
PF Van Kampen Mid-Cap Growth	—	—	18,834,795	9,688,234

10. SHARES OF BENEFICIAL INTEREST

     Transactions in shares of each Fund for the six-month period ended September 30, 2004 and for the years or periods ended March 31, 2004, were as follows:

	PF Portfolio Optimization Model A (1)		PF Portfolio Optimization Model B (1)		PF Portfolio Optimization Model C (1)		PF Portfolio Optimization Model D (1)
	Period ended 9/30/2004	Period ended 3/31/2004	Period ended 9/30/2004	Period ended 3/31/2004	Period ended 9/30/2004	Period ended 3/31/2004	Period ended 9/30/2004	Period ended 3/31/2004

Class A
Beginning Balances	192,835	—	512,407	—	1,256,147	—	1,321,143	—
Shares sold	331,284	221,772	899,136	562,071	1,629,898	1,299,854	1,255,559	1,335,442
Distributions reinvested	—	—	—	—	—	—	—	—
Shares redeemed	(44,942)	(28,937)	(72,874)	(49,664)	(165,899)	(43,707)	(122,401)	(14,299)

Ending Balances	479,177	192,835	1,338,669	512,407	2,720,146	1,256,147	2,454,301	1,321,143

Class B
Beginning Balances	44,261	—	297,569	—	552,018	—	689,014	—
Shares sold	61,065	46,564	196,090	315,298	615,982	553,922	620,922	718,780
Distributions reinvested	—	—	—	—	—	—	—	—
Shares redeemed	(3,404)	(2,303)	(38,502)	(17,729)	(11,346)	(1,904)	(69,823)	(29,766)

Ending Balances	101,922	44,261	455,157	297,569	1,156,654	552,018	1,240,113	689,014

Class C
Beginning Balances	369,190	—	528,693	—	1,666,836	—	1,260,451	—
Shares sold	419,932	391,451	680,800	555,885	1,722,651	1,707,775	1,548,861	1,315,112
Distributions reinvested	—	—	—	—	—	—	—	—
Shares redeemed	(118,615)	(22,261)	(177,329)	(27,192)	(144,090)	(40,939)	(67,284)	(54,661)

Ending Balances	670,507	369,190	1,032,164	528,693	3,245,397	1,666,836	2,742,028	1,260,451

(1) Operations commenced on December 31, 2003.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PF Portfolio Optimization Model E (1)		PF AIM Blue Chip Fund		PF AIM Aggressive Growth Fund		PF Goldman Sachs Short Duration Bond Fund (1)
	Period ended 9/30/2004	Period ended 3/31/2004	Period ended 9/30/2004	Year ended 3/31/2004	Period ended 9/30/2004	Year ended 3/31/2004	Period ended 9/30/2004	Period ended 3/31/2004

Class A
Beginning Balances	812,288	—	2,296,536	983,915	734,471	585,399	1,349,577	—
Shares sold	454,096	824,754	1,325,083	1,591,780	138,318	290,771	1,010,427	1,363,837
Shares issued in connection with acquisition (2)	—	—	—	739,603	—	—-	—	—
Distributions reinvested	—	—	—	—	—	—-	9,061	—
Shares redeemed	(135,318)	(12,466)	(131,182)	(1,018,762)	(22,221)	(141,699)	(52,021)	(14,260)

Ending Balances	1,131,066	812,288	3,490,437	2,296,536	850,568	734,471	2,317,044	1,349,577

Class B
Beginning Balances	239,262	—	49,303	94,800	23,422	7,353	1,001	—
Shares sold	182,882	241,042	7,549	124,313	1,698	34,140	1,005	1,001
Shares issued in connection with acquisition (2)	—	—	—	5,075	—	—-	—	—
Distributions reinvested	—	—	—	—	—	—	4	—
Shares redeemed	(26,646)	(1,780)	(1,559)	(174,885)	(788)	(18,071)	—	—

Ending Balances	395,498	239,262	55,293	49,303	24,332	23,422	2,010	1,001

Class C
Beginning Balances	781,574	—	108,321	183,681	31,538	13,495	6,184	—
Shares sold	537,132	789,592	27,546	304,661	16,416	58,980	49,922	6,221
Shares issued in connection with acquisition (2)	—	—	—	14,225	—	—	—	—
Distributions reinvested	—	—	—	—	—	—	72	—
Shares redeemed	(95,845)	(8,018)	(11,134)	(394,246)	(1,975)	(40,937)	(3,978)	(37)

Ending Balances	1,222,861	781,574	124,733	108,321	45,979	31,538	52,200	6,184

	PF INVESCO Health Sciences Fund		PF INVESCO Technology Fund		PF Janus Growth LT Fund		PF Lazard International Value Fund
	Period ended 9/30/2004	Year ended 3/31/2004	Period ended 9/30/2004	Year ended 3/31/2004	Period ended 9/30/2004	Year ended 3/31/2004	Period ended 9/30/2004	Year ended 3/31/2004

Class A
Beginning Balances	656,351	691,406	555,699	564,549	1,160,421	896,084	1,682,429	826,623
Shares sold	10,746	22,993	8,484	13,995	378,933	531,498	1,062,678	3,639,264
Distributions reinvested	—	—	—	—	—	—	30,501	2,291
Shares redeemed	(25,463)	(58,048)	(10,425)	(22,845)	(48,724)	(267,161)	(35,637)	(2,785,749)

Ending Balances	641,634	656,351	553,758	555,699	1,490,630	1,160,421	2,739,971	1,682,429

Class B
Beginning Balances	21,110	13,381	12,359	5,123	28,582	39,741	27,595	89,093
Shares sold	776	9,230	426	9,950	4,586	40,974	3,247	147,003
Distributions reinvested	—	—	—	—	—	—	299	294
Shares redeemed	(1,428)	(1,501)	(2,280)	(2,714)	(1,708)	(52,133)	(154)	(208,795)

Ending Balances	20,458	21,110	10,505	12,359	31,460	28,582	30,987	27,595

Class C
Balances	29,199	14,423	37,811	11,430	39,194	82,377	66,585	191,224
Shares sold	17,664	21,816	5,320	31,401	7,349	99,341	28,575	334,829
Distributions reinvested	—	—	—	—	—	—	896	682
Shares redeemed	(1,605)	(7,040)	(3,753)	(5,020)	(1,478)	(142,524)	(3,526)	(460,150)

Ending Balances	45,258	29,199	39,378	37,811	45,065	39,194	92,530	66,585

(1) Operations commenced on December 31, 2003.

(2) See Note 3 to Financial Statements regarding shares issued in connection with acquisition.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	PF MFS International Large-Cap Fund (1)		PF PIMCO Inflation Managed Fund		PF PIMCO Managed Bond Fund		PF Pacific Life Money Market Fund
	Period ended 9/30/2004	Year ended 3/31/2004	Period ended 9/30/2004	Year ended 3/31/2004	Period ended 9/30/2004	Year ended 3/31/2004	Period ended 9/30/2004	Year ended 3/31/2004

Class A
Beginning Balances	1,323,185	549,549	1,487,762	611,735	1,894,467	1,795,231	14,628,191	13,089,685
Shares sold	711,258	1,514,376	783,694	1,116,158	1,170,286	3,557,254	7,191,143	38,550,926
Distributions reinvested	34,206	—	84,706	34,051	57,806	42,878	23,819	21,253
Shares redeemed	(25,318)	(740,740)	(71,027)	(274,182)	(144,207)	(3,500,896)	(5,303,025)	(37,033,673)

Ending Balances	2,043,331	1,323,185	2,285,135	1,487,762	2,978,352	1,894,467	16,540,128	14,628,191

Class B
Beginning Balances	23,083	7,073	64,022	15,668	93,157	195,812	744,107	781,809
Shares sold	910	39,081	19,097	238,284	32,151	186,217	340,263	1,522,624
Distributions reinvested	354	—	2,966	4,095	1,962	6,340	137	662
Shares redeemed	(422)	(23,071)	(3,095)	(194,025)	(18,027)	(295,212)	(662,702)	(1,560,988)

Ending Balances	23,925	23,083	82,990	64,022	109,243	93,157	421,805	744,107

Class C
Beginning Balances	19,368	9,692	373,276	46,773	221,685	450,834	956,361	1,073,151
Shares sold	17,405	61,657	229,647	713,335	64,142	549,872	2,233,192	3,533,422
Distributions reinvested	446	—	18,964	11,804	4,437	12,908	337	1,045
Shares redeemed	(825)	(51,981)	(110,964)	(398,636)	(42,036)	(791,929)	(1,513,143)	(3,651,257)

Ending Balances	36,394	19,368	510,923	373,276	248,228	221,685	1,676,747	956,361

	PF Putnam Equity Income Fund		PF Salomon Brothers Large-Cap Value Fund		PF Van Kampen Comstock Fund (2)		PF Van Kampen Mid-Cap Growth Fund (2)
	Period ended 9/30/2004	Year ended 3/31/2004	Period ended 9/30/2004	Year ended 3/31/2004	Period ended 9/30/2004	Year ended 3/31/2004	Period ended 9/30/2004	Year ended 3/31/2004

Class A
Beginning Balances	1,356,592	1,114,198	2,314,111	1,499,384	1,050,285	652,997	2,295,133	1,046,112
Shares sold	265,951	385,399	1,219,373	1,580,175	386,659	521,760	1,345,712	1,836,920
Distributions reinvested	1,554	6,403	3,482	1,990	1,437	—	—	—
Shares redeemed	(10,768)	(149,408)	(116,418)	(767,438)	(22,492)	(124,472)	(83,509)	(587,899)

Ending Balances	1,613,329	1,356,592	3,420,548	2,314,111	1,415,889	1,050,285	3,557,336	2,295,133

Class B
Beginning Balances	21,064	33,716	51,317	122,759	40,335	24,782	63,585	99,558
Shares sold	2,018	39,272	6,025	142,984	5,063	41,480	12,051	148,639
Distributions reinvested	—	169	—	154	—	—	—	—
Shares redeemed	(471)	(52,093)	(12,418)	(214,580)	(13,805)	(25,927)	(2,488)	(184,612)

Ending Balances	22,611	21,064	44,924	51,317	31,593	40,335	73,148	63,585

Class C
Beginning Balances	58,074	68,200	118,129	259,334	20,136	9,186	120,845	194,145
Shares sold	15,637	108,516	39,186	365,282	20,794	67,612	22,206	357,590
Distributions reinvested	—	482	—	336	—	—	—	—
Shares redeemed	(22,319)	(119,124)	(15,861)	(506,823)	(1,374)	(56,662)	(4,723)	(430,890)

Ending Balances	51,392	58,074	141,454	118,129	39,556	20,136	138,328	120,845

(1) On December 31, 2003, the PF MFS Global Growth Fund changed its name to PF MFS International Large-Cap Fund.
(2) On May 1, 2003, the PF Janus Strategic Value Fund and the PF MFS Mid-Cap Growth Fund changed their names to PF Van Kampen Comstock Fund and PF Van Kampen Mid-Cap Growth Fund, respectively.

PACIFIC FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

     As of September 30, 2004, Pacific Life owned the following percentages of the total (aggregate of Classes A, B, and C) shares outstanding of each of the following Funds:

PF AIM Blue Chip	18.9%
PF AIM Aggressive Growth	54.7%
PF Goldman Sachs Short Duration Bond	19.1%
PF INVESCO Health Sciences	70.8%
PF INVESCO Technology	82.8%
PF Janus Growth LT	32.0%
PF Lazard International Value	18.0%
PF MFS International Large-Cap	24.8%
PF PIMCO Inflation Managed	19.0%
PF Pacific Life Money Market	27.2%
PF Putnam Equity Income	60.2%
PF Salomon Brothers Large-Cap Value	14.1%
PF Van Kampen Comstock	34.0%
PF Van Kampen Mid-Cap Growth	15.2%

11. TRANSACTIONS WITH AFFILIATES

     The Funds have incurred $1,188,834 of investment advisory fees, $785,012 of administration fees, and $79,801 of support services expenses payable to Pacific Life, for the six-month period ended September 30, 2004. As of September 30, 2004, $221,452 and $151,942, remained payable for investment advisory fees and administration fees, respectively. There were no outstanding payables for support services expenses as of September 30, 2004.

     For the six-month period ended September 30, 2004, the Funds also incurred $1,024,502 of distribution expenses payable to the Distributor under the distribution and service (12b-1) plans. As of September 30, 2004, $194,922 remained payable.

As of September 30, 2004, each of the Portfolio Optimization Funds owned the following percentages of the total (aggregate of Classes A, B, and C) shares outstanding of each of the following Underlying Funds, as applicable:

	Portfolio Optimization Funds

Underlying Fund	Portfolio Optimization Model A	Portfolio Optimization Model B	Portfolio Optimization Model C	Portfolio Optimization Model D	Portfolio Optimization Model E

PF AIM Blue Chip	1.41%	7.72%	21.41%	26.28%	12.60%
PF AIM Aggressive Growth	N/A	N/A	N/A	18.98%	10.57%
PF Goldman Sachs Short Duration Bond	14.23%	18.91%	32.32%	13.16%	N/A
PF Janus Growth LT	N/A	N/A	13.61%	20.45%	13.77%
PF Lazard International Value	1.53%	6.78%	23.37%	28.68%	13.01%
PF MFS International Large-Cap	1.07%	4.74%	20.77%	26.68%	14.80%
PF PIMCO Inflation Managed	4.57%	10.38%	23.22%	10.39%	N/A
PF PIMCO Managed Bond	7.71%	14.14%	26.66%	14.68%	2.40%
PF Pacific Life Money Market	13.39%	17.98%	11.19%	N/A	N/A
PF Putnam Equity Income	N/A	N/A	11.75%	14.07%	6.03%
PF Salomon Brothers Large-Cap Value	1.95%	9.39%	23.48%	21.10%	9.70%
PF Van Kampen Comstock	2.20%	6.59%	16.37%	18.35%	7.94%
PF Van Kampen Mid-Cap Growth	0.86%	4.72%	26.16%	25.70%	14.54%

12. TAX INFORMATION

     For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) for each of the Funds that qualifies for the dividends-received deductions is as follows:

Funds	Percentage

PF Putnam Equity Income	100.00%
PF Salomon Brothers Large-Cap Value	100.00%

     The PF PIMCO Inflation Managed Fund designated $6,235 as long-term capital gain dividend during the year ended March 31, 2004.

[THIS PAGE INTENTIONALLY LEFT BLANK]

PACIFIC FUNDS
DISCLOSURE OF FUND EXPENSES
(Unaudited)

     We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution and service (12b-1) fees, and shareholder reports (i.e. Annual, Semi-annual and Quarterly reports, etc.), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2004 to September 30, 2004.

     This table illustrates your fund’s costs in two ways:

     Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return for the past six-month period, the “Annualized Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During the Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

     You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading titled “Expenses Paid During the Period.”

     Hypothetical 5% Return: This section intends to help you compare your fund’s costs with those of other mutual funds.  It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

     Please note that the expense shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the prospectus. If these costs were applied to your account, your costs would be higher.

	Beginning Account Value 4/1/04	Ending Account Value 9/30/04	Annualized Expense Ratio	Expenses Paid During the Period*

PF Portfolio Optimization Model A

Actual Fund Return
Class A	$1,000.00	$998.00	0.00%	$0.00
Class B	1,000.00	996.00	0.50%	2.50
Class C	1,000.00	996.00	0.50%	2.50

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,025.07	0.00%	$0.00
Class B	1,000.00	1,022.56	0.50%	2.54
Class C	1,000.00	1,022.56	0.50%	2.54

PF Portfolio Optimization Model B

Actual Fund Return
Class A	$1,000.00	$995.10	0.00%	$0.00
Class B	1,000.00	992.10	0.50%	2.50
Class C	1,000.00	993.10	0.50%	2.50

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,025.07	0.00%	$0.00
Class B	1,000.00	1,022.56	0.50%	2.54
Class C	1,000.00	1,022.56	0.50%	2.54

PF Portfolio Optimization Model C

Actual Fund Return
Class A	$1,000.00	$996.00	0.00%	$0.00
Class B	1,000.00	993.10	0.50%	2.50
Class C	1,000.00	993.10	0.50%	2.50

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,025.07	0.00%	$0.00
Class B	1,000.00	1,022.56	0.50%	2.54
Class C	1,000.00	1,022.56	0.50%	2.54

PF Portfolio Optimization Model D

Actual Fund Return
Class A	$1,000.00	$992.10	0.00%	$0.00
Class B	1,000.00	989.10	0.50%	2.49
Class C	1,000.00	989.10	0.50%	2.49

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,025.07	0.00%	$0.00
Class B	1,000.00	1,022.56	0.50%	2.54
Class C	1,000.00	1,022.56	0.50%	2.54

PF Portfolio Optimization Model E

Actual Fund Return
Class A	$1,000.00	$989.10	0.00%	$0.00
Class B	1,000.00	988.10	0.50%	2.49
Class C	1,000.00	988.10	0.50%	2.49

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,025.07	0.00%	$0.00
Class B	1,000.00	1,022.56	0.50%	2.54
Class C	1,000.00	1,022.56	0.50%	2.54

PACIFIC FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

	Beginning Account Value 4/1/04	Ending Account Value 9/30/04	Annualized Expense Ratio	Expenses Paid During the Period*

PF AIM Blue Chip Fund

Actual Fund Return
Class A	$1,000.00	$957.80	1.90%	$9.33
Class B	1,000.00	955.30	2.40%	11.76
Class C	1,000.00	955.30	2.40%	11.76

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,015.54	1.90%	$9.60
Class B	1,000.00	1,013.04	2.40%	12.11
Class C	1,000.00	1,013.04	2.40%	12.11

PF AIM Aggressive Growth Fund

Actual Fund Return
Class A	$1,000.00	$955.80	1.95%	$9.56
Class B	1,000.00	953.50	2.45%	12.00
Class C	1,000.00	953.60	2.45%	12.00

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,015.29	1.95%	$9.85
Class B	1,000.00	1,012.78	2.45%	12.36
Class C	1,000.00	1,012.78	2.45%	12.36

PF Goldman Sachs Short Duration Bond Fund

Actual Fund Return
Class A	$1,000.00	$993.70	1.55%	$7.75
Class B	1,000.00	990.90	2.05%	10.23
Class C	1,000.00	990.80	2.05%	10.23

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,017.30	1.55%	$7.84
Class B	1,000.00	1,014.79	2.05%	10.35
Class C	1,000.00	1,014.79	2.05%	10.35

PF INVESCO Health Sciences Fund

Actual Fund Return
Class A	$1,000.00	$951.30	2.05%	$10.03
Class B	1,000.00	948.70	2.55%	12.46
Class C	1,000.00	948.80	2.55%	12.46

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,014.79	2.05%	$10.35
Class B	1,000.00	1,012.28	2.55%	12.86
Class C	1,000.00	1,012.28	2.55%	12.86

PF INVESCO Technology Fund

Actual Fund Return
Class A	$1,000.00	$895.20	2.05%	$9.74
Class B	1,000.00	891.90	2.55%	12.09
Class C	1,000.00	892.70	2.55%	12.10

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,014.79	2.05%	$10.35
Class B	1,000.00	1,012.28	2.55%	12.86
Class C	1,000.00	1,012.28	2.55%	12.86

PF Janus Growth LT Fund

Actual Fund Return
Class A	$1,000.00	$958.40	1.70%	$8.35
Class B	1,000.00	957.00	2.20%	10.79
Class C	1,000.00	955.90	2.20%	10.79

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,016.55	1.70%	$8.59
Class B	1,000.00	1,014.04	2.20%	11.11
Class C	1,000.00	1,014.04	2.20%	11.11

PF Lazard International Value Fund

Actual Fund Return
Class A	$1,000.00	$995.80	1.80%	$9.01
Class B	1,000.00	993.40	2.30%	11.49
Class C	1,000.00	993.40	2.30%	11.49

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,016.04	1.80%	$9.10
Class B	1,000.00	1,013.54	2.30%	11.61
Class C	1,000.00	1,013.54	2.30%	11.61

PF MFS International Large-Cap Fund

Actual Fund Return
Class A	$1,000.00	$1,002.50	2.00%	$10.04
Class B	1,000.00	1,000.70	2.50%	12.54
Class C	1,000.00	999.90	2.50%	12.53

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,015.04	2.00%	$10.10
Class B	1,000.00	1,012.53	2.50%	12.61
Class C	1,000.00	1,012.53	2.50%	12.61

PF PIMCO Inflation Managed Fund

Actual Fund Return
Class A	$1,000.00	$1,000.50	1.55%	$7.77
Class B	1,000.00	997.40	2.05%	10.26
Class C	1,000.00	997.50	2.05%	10.27

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,017.30	1.55%	$7.84
Class B	1,000.00	1,014.79	2.05%	10.35
Class C	1,000.00	1,014.79	2.05%	10.35

PF PIMCO Managed Bond Fund

Actual Fund Return
Class A	$1,000.00	$1,003.20	1.55%	$7.78
Class B	1,000.00	999.70	2.05%	10.28
Class C	1,000.00	1,000.70	2.05%	10.28

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,017.30	1.55%	$7.84
Class B	1,000.00	1,014.79	2.05%	10.35
Class C	1,000.00	1,014.79	2.05%	10.35

PACIFIC FUNDS
DISCLOSURE OF FUND EXPENSES (Continued)
(Unaudited)

	Beginning Account Value 4/1/04	Ending Account Value 9/30/04	Annualized Expense Ratio	Expenses Paid During the Period*

PF Pacific Life Money Market Fund

Actual Fund Return
Class A	$1,000.00	$1,001.60	0.95%	$4.77
Class B	1,000.00	1,000.20	1.16%	5.82
Class C	1,000.00	1,000.20	1.22%	6.12

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,020.31	0.95%	$4.81
Class B	1,000.00	1,019.25	1.16%	5.87
Class C	1,000.00	1,018.95	1.22%	6.17

PF Putnam Equity Income Fund

Actual Fund Return
Class A	$1,000.00	$997.30	1.90%	$9.51
Class B	1,000.00	995.30	2.40%	12.00
Class C	1,000.00	994.30	2.40%	12.00

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,015.54	1.90%	$9.60
Class B	1,000.00	1,013.04	2.40%	12.11
Class C	1,000.00	1,013.04	2.40%	12.11

PF Salomon Brothers Large-Cap Value Fund

Actual Fund Return
Class A	$1,000.00	$982.90	1.80%	$8.95
Class B	1,000.00	979.70	2.30%	11.41
Class C	1,000.00	979.60	2.30%	11.41

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,016.04	1.80%	$9.10
Class B	1,000.00	1,013.54	2.30%	11.61
Class C	1,000.00	1,013.54	2.30%	11.61

PF Van Kampen Comstock Fund

Actual Fund Return
Class A	$1,000.00	$1,033.70	1.90%	$9.69
Class B	1,000.00	1,030.30	2.40%	12.22
Class C	1,000.00	1,030.30	2.40%	12.22

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,015.54	1.90%	$9.60
Class B	1,000.00	1,013.04	2.40%	12.11
Class C	1,000.00	1,013.04	2.40%	12.11

PF Van Kampen Mid-Cap Growth Fund

Actual Fund Return
Class A	$1,000.00	$1,015.00	1.85%	$9.34
Class B	1,000.00	1,012.60	2.35%	11.86
Class C	1,000.00	1,012.60	2.35%	11.86

Hypothetical (5% Return Before Expenses)
Class A	$1,000.00	$1,015.79	1.85%	$9.35
Class B	1,000.00	1,013.29	2.35%	11.86
Class C	1,000.00	1,013.29	2.35%	11.86

_________________

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

PACIFIC FUNDS
TRUSTEES AND OFFICERS INFORMATION
(Unaudited)

     The business and affairs of Pacific Funds are managed under the direction of the Board of Trustees under Pacific Funds’ Declaration of Trust. Trustees who are not deemed to be “interested persons” of the Fund as defined in the 1940 Act are referred to as “Independent Trustees.” Certain trustees and officers are deemed to be “interested persons” of the Fund and thus are referred to as “Interested Persons,” because of their positions with Pacific Life. The Fund’s Statement of Additional Information includes additional information about the trustees and is available without charge, upon request, by calling toll-free 1-800-722-2333. The address of each trustee and officer is c/o Pacific Funds, 700 Newport Center Drive, Newport Beach, CA 92660.

Name and Age	Position(s) with the Fund and Length of Time Served*	Current Directorship (s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Funds in Fund Complex Overseen**

INDEPENDENT TRUSTEES

Lucie H. Moore Year of birth 1956	Trustee since 2001	Trustee of Pacific Select Fund; Former partner (1994) with Gibson, Dunn & Crutcher (Law).	51

Richard L. Nelson Year of birth 1930	Trustee since 2001	Trustee of Pacific Select Fund; Former Trustee (2001) PIMCO Funds, Multi-Manager Series; Former Director (2000) of Wynn’s International, Inc. (Industrial); Retired Partner (1983) with Ernst & Young LLP (Accounting and Auditing).	51

Lyman W. Porter Year of birth 1930	Trustee since 2001	Trustee of Pacific Select Fund; Professor Emeritus of Management in the Graduate School of Management at the University of California, Irvine; Member of the Board of Trustees of the American University of Armenia; Former Trustee (2001) PIMCO Funds, Multi- Manager Series; Former Member (1995) of the Academic Advisory Board of the Czechoslovak Management Center; Former Dean (1983) of the Graduate School of Management, University of California, Irvine.	51

Alan Richards Year of birth 1930	Trustee since 2001	Trustee of Pacific Select Fund; Chairman of the Board and Director, NETirement.com, Inc (Retirement Planning Software); Chairman of. IBIS Capital, LLC (Financial); Co-owner and member of the Advisory Board of Lease & Financial International Inc. (Insurance); Former Trustee (2001) PIMCO Funds, Multi-Manager Series; Former Director (1998) of Western National Corporation (Insurance Holding Company); Retired Chairman (1986) of E.F. Hutton Insurance Group; Former Director (1986) of E.F. Hutton and Company, Inc. (Financial).	51

G. Thomas Willis Year of birth 1942	Trustee since 3/18/04	Trustee of Pacific Select Fund; Retired Partner (2002) of PricewaterhouseCoopers LLP, (Accounting and Auditing).	51

F-1

PACIFIC FUNDS
TRUSTEES AND OFFICERS INFORMATION (Continued)
(Unaudited)

Name and Age	Position(s) with the Fund and Length of Time Served*	Current Directorship(s) Held and Principal Occupation(s) (and certain additional occupation information) During Past 5 Years	Number of Funds in Fund Complex Overseen**

INTERESTED PERSONS

Thomas C. Sutton Year of birth 1942	Chairman of the Board and Trustee since 2001	Chairman of the Board, Director and Chief Executive Officer of Pacific Life, Pacific Mutual Holding Company and Pacific LifeCorp; and similar positions with other subsidiaries and affiliates of Pacific Life; Chairman of the Board and Trustee of Pacific Select Fund; Director of The Irvine Company (Real Estate); Director of Edison International (Utilities); Former Director of Newhall Land & Farming (2004); Former Management Board Member of PIMCO Advisors L.P. (1997); Former Equity Board Member of PIMCO Advisors L.P. (1997).	51

Glenn S. Schafer Year of birth 1949	President and Trustee since 2001	President and Director of Pacific Life, Pacific Mutual Holding Company and Pacific LifeCorp and similar positions with other subsidiaries and affiliates of Pacific Life; President of Pacific Select Fund; Director of Beckman Coulter, Inc. (manufacturer of Bio-Medical diagnostic systems); Director of Asset Management Finance Corp.; Former Management Board Member of PIMCO Advisors L.P. (2000); Former Equity Board Member of PIMCO Advisors L.P. (1997).	51

Brian D. Klemens Year of birth 1956	Vice President and Treasurer since 2001	Vice President (1/98 to present) and Treasurer (12/98 to present); Assistant Vice President (10/92-1/98) and Assistant Controller (4/94 to 12/98) of Pacific Life, Pacific Mutual Holding Company, Pacific LifeCorp and similar positions with other subsidiaries and affiliates of Pacific Life; Vice President and Treasurer of Pacific Select Fund.	51

Robin S. Yonis Year of birth 1954	Vice President and General Counsel since 2001	Vice President and Investment Counsel of Pacific Life and Pacific Life & Annuity Company.	20

Diane N. Ledger Year of birth 1939	Vice President and Assistant Secretary since 2001	Vice President, Variable Regulatory Compliance, Pacific Life and Pacific Life & Annuity Company; and Vice President and Assistant Secretary of Pacific Select Fund.	51

Audrey L. Milfs Year of birth 1945	Secretary since 2001	Vice President, Director and Secretary of Pacific Life, Pacific Mutual Holding Company, Pacific LifeCorp and similar positions with other subsidiaries of Pacific Life; Secretary of Pacific Select Fund.	51

Sharon Pacheco Year of birth 1957	Vice President and Chief Compliance Officer since 6/04/04	Vice President and Chief Compliance Officer of Pacific Life and Pacific Life & Annuity Company (5/02 to present); Vice President and Chief Compliance Officer of Pacific Select Fund (6/04 to present); Vice President of Pacific Mutual Holding Company and Pacific LifeCorp (11/03 to present); Vice President of Corporate Audit (4/00 to 5/02); Assistant Vice President of Corporate Audit (11/97 to 4/00).	51

*

Each trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. It is anticipated that three of the Independent Trustees, Messrs. Nelson, Porter, and Richards, will resign on or before December 31, 2005 pursuant to the Fund’s retirement policy.

**	As of September 30, 2004, the “Fund Complex” consisted of Pacific Select Fund (31 portfolios) and Pacific Funds (20 funds).

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PACIFIC FUNDS
WHERE TO GO FOR MORE INFORMATION
(Unaudited)

Availability of Quarterly Holdings

     The Funds will file, not later than 60 days after the close of the applicable quarter end, complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, beginning with the quarter ending December 31, 2004. The Funds’ Form N-Q, when required to be filed pursuant to applicable regulations, will be available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330; and (iii) on the Funds’ website at www.PacificLife.com.

Availability of Proxy Voting Policies

     A description of the Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities is described in the Funds’ Statement of Additional Information, which is available (i) upon request, without charge, by calling 1-800-722-2333; (ii) on the Funds’ website at www.PacificLife.com; and (iii) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

     The Funds file, by August 31 of each year, information regarding how the Funds’ managers voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. Such information is available after filing (i) on the Funds’ website at www.PacificLife.com; and (ii) on the SEC’s website at http://www.sec.gov.

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PACIFIC FUNDS
SEMI-ANNUAL REPORT
as of September 30, 2004

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
25th Floor
Philadelphia, PA 19103

COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

PACIFIC FUNDS
P.O. Box 9768
Providence, RI  02940-9768

ADDRESS SERVICE REQUESTED

3167-4A

Item 2.	Code of Ethics—not applicable to semi-annual reports

Item 3.	Audit Committee Financial Expert—not applicable to semi-annual reports

Item 4.	Principal Accountant Fees and Services—not applicable to semi-annual reports

Item 5.	Audit Committee of Listed Registrants—not applicable

Item 6.	Schedule of Investments—included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—not applicable

Item 8.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers—not applicable

Item 9.	There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 10.	Controls and Procedures

(a)	The Chairman of the Board, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 11.	Exhibits

(a)	Code of ethics that is subject to the disclosure of Item 2 hereof—not applicable to semi-annual reports

(b)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund By: /s/ Glenn S. Schafer —————————————— Glenn S. Schafer President Date: December 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas C. Sutton —————————————— Thomas C. Sutton Chairman of the Board of Trustees Date: December 6, 2004

By: /s/ Glenn S. Schafer —————————————— Glenn S. Schafer President Date: December 6, 2004

By: /s/ Brian D. Klemens —————————————— Brian D. Klemens Treasurer (Principal Financial and Accounting Officer) Date: December 6, 2004